Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
May 31, 2026
LIG-NPRT3-0726
1.873112.117
Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (b)(c)(j)	24,948,049	24,977,612
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(j)	9,150,000	9,169,636
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (b)(c)(j)	30,684,000	30,684,338
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (b)(c)(j)	24,268,000	24,298,335
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (b)(c)(j)	28,560,000	28,610,980
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (b)(c)(j)	28,483,000	28,502,739
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (b)(c)(j)	22,071,000	22,071,000
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(j)	28,952,000	28,999,510
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(j)	24,517,000	24,605,580
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (b)(c)(j)	25,065,000	25,114,904
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (b)(c)(j)	22,457,000	22,457,000
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (b)(c)(j)	30,763,000	30,708,703
OCP CLO Ltd / OCP CLO LLC Series 2026-33AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(j)	21,745,000	21,745,000
TOTAL BAILIWICK OF JERSEY		321,945,337
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (b)(c)(j)	18,173,000	18,179,397
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (j)	2,555,208	2,564,572
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (j)	5,581,649	5,629,503
TOTAL CANADA		8,194,075
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
AIMCO CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0736% 7/22/2037 (b)(c)(j)	15,020,000	15,020,000
AIMCO CDO Series 2026-10AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/22/2039 (b)(c)(j)	22,879,000	22,879,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (b)(c)(j)	25,958,000	26,001,765
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (b)(c)(j)	56,239,000	56,333,989
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (b)(c)(j)	27,167,000	27,221,280
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (b)(c)(j)	39,309,000	39,330,856
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (b)(c)(j)	32,133,000	32,226,925
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (b)(c)(j)	18,644,000	18,658,132
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (b)(c)(j)	24,631,000	24,690,484
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (b)(c)(j)	25,460,000	25,489,101
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (b)(c)(j)	21,905,000	21,974,636
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (b)(c)(j)	32,719,000	32,800,798
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (b)(c)(j)	13,492,005	13,502,475
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (b)(c)(j)	23,763,000	23,801,377
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (b)(c)(j)	24,383,000	24,437,472
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (b)(c)(j)	26,312,000	26,384,542
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(j)	21,866,000	21,901,773
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (j)	30,206,799	28,692,248
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(j)	19,837,000	19,853,564
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (b)(c)(j)	33,779,000	33,818,927
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(j)	27,597,000	27,607,432
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (b)(c)(j)	26,444,000	26,487,130
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (b)(c)(j)	23,883,000	23,929,094
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (b)(c)(j)	25,062,000	25,109,242
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (b)(c)(j)	16,443,000	16,519,032
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.2052% 4/18/2037 (b)(c)(j)	28,334,000	28,363,694
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (b)(c)(j)	33,269,000	33,322,230
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (b)(c)(j)	26,302,000	26,318,649
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (b)(c)(j)	37,869,000	37,884,791
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (b)(c)(j)	25,377,000	25,429,530
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(j)	24,307,000	24,314,924
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (b)(c)(j)	25,053,000	25,184,929
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (b)(c)(j)	36,883,000	36,916,785
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (j)	18,215,000	18,247,787
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 1.18% 7/20/2039 (b)(c)(j)	27,231,000	27,231,000
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (j)	4,633,881	4,613,464
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	3,514,576	3,461,844
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(j)	18,397,000	18,387,691
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(j)	39,908,000	39,992,246
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (b)(c)(j)	24,445,000	24,481,032
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(j)	17,781,000	17,788,219
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (b)(c)(j)	15,750,000	15,799,943
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9568% 4/20/2034 (b)(c)(j)	31,864,000	31,895,131
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (b)(c)(j)	33,543,000	33,596,702
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(j)	23,627,000	23,612,824
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (b)(c)(j)	32,159,000	32,185,692
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (b)(c)(j)	30,359,000	30,384,775
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (b)(c)(j)	20,929,000	20,967,216
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (b)(c)(j)	25,542,000	25,576,660
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (b)(c)(j)	42,834,000	42,888,142
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (b)(c)(j)	21,835,000	21,766,373
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (b)(c)(j)	26,907,000	26,975,586
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(j)	16,955,000	16,953,813
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (b)(c)(j)	16,705,000	16,731,945
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (b)(c)(j)	28,787,000	28,856,405
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (b)(c)(j)	23,091,000	23,139,099
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (b)(c)(j)	22,830,000	22,847,237
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (b)(c)(j)	9,939,000	9,959,097
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.8852% 10/20/2038 (b)(c)(j)	26,767,000	26,774,870
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(j)	20,933,000	20,953,933
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(j)	21,259,167	21,258,529
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (b)(c)(j)	21,881,441	21,867,721
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(j)	13,185,000	13,190,419
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (j)	12,490,105	12,154,745
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (b)(c)(j)	12,702,000	12,735,089
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (b)(c)(j)	42,692,000	42,721,244
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(j)	27,561,000	27,544,574
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (b)(c)(j)	16,395,000	16,438,775
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(j)	24,947,000	25,019,596
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (b)(c)(j)	20,825,000	20,885,038
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(j)	22,556,000	22,556,000
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(j)	451,502	451,696
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (j)	8,399,510	8,353,669
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(j)	2,720,000	2,174,297
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(j)	10,821,000	10,846,440
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,776,673,364
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (j)	5,592,562	5,646,499
MULTI-NATIONAL - 0.3%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (b)(c)(j)	31,425,000	31,481,534
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(j)	28,071,000	28,091,997
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1666% 7/27/2037 (b)(c)(j)	28,926,000	28,926,000
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (b)(c)(j)	16,668,000	16,712,987
TOTAL MULTI-NATIONAL		105,212,518
UNITED STATES - 2.7%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (j)	14,217,914	14,294,390
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (j)	10,485,690	10,117,261
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (j)	16,691,441	15,871,858
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (j)	15,462,818	15,756,398
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (j)	14,074,482	14,341,703
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (j)	10,800,000	10,733,826
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (j)	6,800,000	6,788,938
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (j)	19,410,108	19,450,009
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (j)	1,986,101	1,972,668
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (j)	443,752	438,534
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (j)	2,900,000	2,886,590
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (j)	4,230,397	4,216,294
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	860,000	852,543
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	6,300,000	6,324,831
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (j)	3,729,810	3,692,534
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (j)	4,538,107	4,464,618
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (j)	11,988,233	11,778,616
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (j)	4,490,000	4,423,586
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	29,104,935	28,828,459
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (j)	2,643,638	2,590,325
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (j)	10,022,725	9,912,172
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	20,317,900	20,090,214
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (j)	16,472,225	16,273,950
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (j)	13,810,000	13,810,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (j)	16,335,000	16,335,000
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (j)	4,220,000	4,206,633
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (j)	3,379,189	3,404,289
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (j)	2,559,466	2,565,190
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1831% 7/15/2037 (b)(c)(j)	27,328,000	27,328,000
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	726,003	726,809
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,040,000	3,050,414
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,810,000	2,814,165
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (j)	50,912,498	50,474,636
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (j)	34,518,575	34,486,942
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (j)	19,865,000	19,995,883
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(j)	15,223,000	15,222,269
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (j)	3,540,000	3,551,345
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (b)(c)(j)	24,660,000	24,652,035
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (j)	2,304,281	2,311,118
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (j)	21,290,500	21,500,548
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (j)	15,815,488	15,973,157
Magnetite XXXVIII Ltd Series 2026-38AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/15/2039 (b)(c)(j)	23,286,000	23,286,000
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (j)	1,387,285	1,388,261
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	4,700,000	4,702,950
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (j)	36,448,343	35,574,873
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	3,350,000	3,324,473
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (b)(c)(j)	24,254,000	24,287,713
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (j)	900,000	902,093
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (j)	6,500,000	6,505,605
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	21,600,000	21,523,188
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	17,790,091	17,311,410
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	3,808,483	3,853,100
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (j)	26,587,500	25,466,922
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (j)	22,758,720	21,411,474
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (j)	16,780,000	16,653,056
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (j)	3,700,000	3,697,822
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (b)(c)(j)	8,066,619	8,051,105
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(j)	5,595,651	5,523,531
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (j)	5,980,760	6,000,927
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (j)	11,930,000	11,931,003
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (j)	9,591,000	9,235,539
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (j)	16,083,932	16,144,776
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (j)	23,055,895	22,778,563
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (j)	44,222,560	44,490,205
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (j)	26,289,650	26,414,899
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (j)	31,758,370	30,456,667
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (j)	33,113,730	32,459,760
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (j)	15,662,485	15,220,317
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (j)	35,765,000	35,255,896
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (b)(c)	72,538	78,974
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (j)	68,614	68,379
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (j)	1,800,000	1,795,229
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (j)	4,200,000	4,176,007
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (j)	20,332,141	20,417,231
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (j)	1,460,964	1,482,062
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (j)	6,774,617	6,700,932
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	3,071,208	3,082,317
TOTAL UNITED STATES		1,000,162,009
TOTAL ASSET-BACKED SECURITIES (Cost $3,241,617,256)		3,236,013,199

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	15,090,000	15,393,457
Keybank National Association 6.95% 2/1/2028	3,200,000	3,315,341
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	11,714,000	11,747,205
Regions Bank/Birmingham AL 6.45% 6/26/2037	42,478,000	44,875,043

TOTAL UNITED STATES		75,331,046
TOTAL BANK NOTES (Cost $70,748,367)		75,331,046

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (b)(j)	1,846,128	1,821,032
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (j)	12,410,131	12,317,860
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(j)	3,941,030	3,941,030
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(j)	3,269,706	3,259,023
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(j)(l)	316,680	31
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.6745%, 4.0434% 5/27/2037 (b)(c)(j)	195,718	190,556
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.4781% 5/27/2037 (b)(c)(j)	5,312	5,303
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	38,327	38,726
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	49,966	50,482
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	67,271	68,181
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	50,326	50,984
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	71,387	72,476
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	26,043	26,469
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	12,940	13,262
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	43,992	45,422
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5266% 2/25/2032 (b)(c)	8,311	8,354
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.756% 3/18/2032 (b)(c)	15,189	15,347
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 4/25/2032 (b)(c)	15,755	15,902
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 10/25/2032 (b)(c)	19,274	19,458
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.4766% 1/25/2032 (b)(c)	7,622	7,650
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8234% 11/25/2032 (b)(k)	8,735	157
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 12/25/2033 (b)(k)	360,720	37,377
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 3/25/2033 (b)(k)	20,515	1,895
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (o)	43,087	37,496
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	13,839	13,997
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9934% 6/25/2035 (b)(k)	419,399	23,187
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	1,337,879	1,366,377
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.8609% 8/25/2035 (b)(c)	7,626	7,821
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	626,948	627,173
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	167,394	170,073
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9534% 11/25/2036 (b)(k)	257,273	18,589
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.9134% 12/25/2036 (b)(k)	138,619	11,080
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (o)	183,139	165,540
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (o)	326,607	282,311
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (o)	36,290	30,252
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.7134% 5/25/2037 (b)(k)	94,869	7,597
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.2605% 6/25/2037 (b)(c)	72,898	92,115
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	99,791	124,679
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	13,063	14,366
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	1,675,366	1,614,157
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	2,839,850	2,739,726
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	377,219	388,052
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	1,240,384	1,230,686
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (k)	230,001	2,660
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	991,399	918,476
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	1,450,149	1,363,356
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 7/25/2042 (b)(c)	9,408,117	9,341,411
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (b)(k)	357,100	33,532
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (k)	1,517,246	202,615
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	2,355,619	2,256,244
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (k)	966,283	122,236
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	13,882,353	12,721,997
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	3,405,179	3,094,714
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2266% 12/25/2049 (b)(c)	5,163,548	5,108,782
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,182,505	1,853,210
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,319,377	1,969,431
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	3,259,667	2,767,967
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,921,170	1,711,349
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	13,332,283	11,877,412
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	8,902,053	7,964,311
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,010,982	2,672,822
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	2,822,494	2,631,962
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	4,050,213	3,739,460
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	3,016,304	2,861,897
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	5,570,705	5,199,757
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,225,086	4,004,774
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	4,581,080	4,328,516
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,712,864	1,580,723
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	4,614,391	4,516,243
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	12,722,831	11,473,430
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	33,085,911	29,491,945
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	10,189,443	9,914,681
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,184,610	1,948,616
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,135,565	2,093,735
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	11,105,024	10,024,055
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	3,986,128	3,719,845
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	12,632,696	11,541,062
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	10,446,445	8,656,190
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	9,958,971	10,103,483
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (b)(c)	2,243,747	2,269,959
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (b)(c)	18,089,192	18,209,671
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/25/2054 (b)(c)	5,058,726	5,098,996
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	2,687	2,716
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (o)	109,752	93,829
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (o)	180,826	154,061
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (k)	620,947	16,574
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	3,727,587	3,750,406
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	4,572,729	4,612,490
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	5,515,983	5,561,893
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	8,549,738	8,613,898
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	4,107,910	4,137,128
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	5,966,688	5,947,592
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	8,541,480	8,149,595
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	7,067,201	6,951,889
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	4,313,356	4,023,950
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (k)	84,380	10,307
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (k)	79,806	9,897
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(k)	55,955	8,144
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(k)	34,397	4,431
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (k)	53,669	7,728
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(k)	31,385	4,956
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (k)	359,237	53,648
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	1,317	1,333
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	12,872	13,024
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	49,200	49,797
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	3,886,807	3,825,536
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,882,406	2,571,504
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,713,524	1,525,043
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,941,730	2,627,290
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	4,026,778	3,454,465
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	26,229	26,641
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	187,729	190,827
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	10,794	10,982
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	26,408	26,799
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	56,363	57,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	31,976	32,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	17,915	18,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	20,899	21,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	233,793	241,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.4427% 11/15/2031 (b)(k)	1,780	73
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5573% 1/15/2032 (b)(c)	6,761	6,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	9,175	9,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7573% 3/15/2032 (b)(c)	8,837	8,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 6/15/2031 (b)(c)	12,884	12,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	4,679	4,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	63,374	65,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	91,699	93,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	164,976	169,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (k)	2,271	296
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	464,953	473,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	79,868	81,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	1,381,003	1,384,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	728,245	750,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	844,148	842,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	394,448	399,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8427% 2/15/2036 (b)(k)	125,445	9,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (o)	418,610	348,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (o)	50,478	45,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (o)	222,864	187,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (o)	263,057	222,521
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	416,217	429,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	1,091,828	1,108,888
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9027% 11/15/2036 (b)(k)	519,766	41,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	105,509	107,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8227% 6/15/2037 (b)(k)	366,706	31,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0073% 5/15/2037 (b)(c)	442,222	438,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	190,357	192,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	1,974,762	1,993,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	274,980	273,589
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	1,126,202	1,063,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (k)	443,726	25,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (k)	1	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (k)	416,834	8,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	624,495	615,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	2,190,665	2,117,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	2,135,448	1,813,260
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	7,307,760	6,357,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	3,710,241	2,860,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,148,555	1,950,227
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	1,860,441	1,680,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	1,815,101	1,628,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	2,474,730	2,113,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	1,896,484	1,714,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	3,254,128	2,782,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	3,190,473	2,702,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	12,527,849	11,153,788
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,924,798	2,596,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	10,858,517	9,532,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	1,970,641	1,758,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	7,183,907	6,399,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,137,461	1,945,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	14,681,262	13,145,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,332,975	2,076,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	5,005,607	4,455,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,135,437	1,942,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	4,201,988	3,739,413
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,539,433	2,229,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	4,202,012	3,739,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,619,005	1,474,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	7,156,092	6,544,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	234,102	205,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	9,716,752	9,051,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,206,346	2,050,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	8,724,223	8,138,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,735,920	1,582,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,205,200	2,936,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,915,219	2,775,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	6,632,427	6,269,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,001,738	3,011,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1621% 7/25/2052 (b)(c)	13,142,937	13,023,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (b)(c)	3,359,826	3,330,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (b)(c)	5,633,984	5,583,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (b)(c)	3,556,852	3,511,788
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2621% 9/25/2052 (b)(c)	2,511,362	2,493,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	6,659,560	6,632,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (b)(c)	19,525,459	19,601,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	13,134,867	13,230,991
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 10/25/2054 (b)(c)	3,873,356	3,896,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (b)(c)	6,467,672	6,515,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	4,341,629	4,364,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	3,038,847	3,046,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	5,699,592	5,741,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (b)(c)	17,913,532	17,974,996
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	57,897	58,740
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	5,241	5,317
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	1,302	1,322
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	585	595
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	8,852	8,960
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (o)	125,221	104,272
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1024% 5/20/2060 (b)(c)(n)	216,031	215,220
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (b)(c)(n)	124,536	124,026
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1552% 12/20/2060 (b)(c)(n)	365,143	362,411
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 12/20/2060 (b)(c)(n)	249,227	248,999
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 2/20/2061 (b)(c)(n)	327,632	327,325
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2652% 2/20/2061 (b)(c)(n)	367,671	367,241
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (b)(c)(n)	258,413	258,206
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(n)	397,964	397,546
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(n)	245,620	245,383
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3052% 6/20/2061 (b)(c)(n)	281,209	281,079
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3252% 9/20/2061 (b)(c)(n)	60,492	60,481
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 10/20/2061 (b)(c)(n)	327,064	327,261
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 11/20/2061 (b)(c)(n)	305,849	306,311
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 1/20/2062 (b)(c)(n)	161,200	161,553
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 1/20/2062 (b)(c)(n)	385,142	385,525
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 3/20/2062 (b)(c)(n)	251,370	251,581
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (b)(c)(n)	1,442	1,450
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.2952% 10/20/2062 (b)(c)(n)	52,521	52,485
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1352% 3/20/2063 (b)(c)(n)	76,481	76,238
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 1/20/2064 (b)(c)(n)	190,839	190,944
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 12/20/2063 (b)(c)(n)	364,838	365,039
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 6/20/2064 (b)(c)(n)	217,279	217,113
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0552% 5/20/2063 (b)(c)(n)	8,829	8,804
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (n)	14,290	13,457
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9752% 4/20/2063 (b)(c)(n)	17,412	17,336
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.29% 5/20/2066 (b)(c)(n)	57,723	57,763
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1752% 12/20/2062 (b)(c)(n)	2,454	2,454
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,914,453	1,758,171
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (b)(c)(n)	671,063	670,234
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	585,528	589,774
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7605% 5/16/2034 (b)(k)	118,490	5,476
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4605% 8/17/2034 (b)(k)	122,818	10,185
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.7628% 6/16/2037 (b)(c)	2,836	3,116
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9505% 6/16/2037 (b)(k)	225,859	16,284
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	948,960	927,591
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	4,029,603	3,939,618
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	894,725	874,586
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3224% 3/20/2060 (b)(c)(n)	678,546	678,406
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (k)	32,092	698
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (k)	21,845	2,099
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3829% 7/20/2041 (b)(k)	387,885	33,001
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1171% 8/20/2042 (b)(c)	137,791	136,496
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	754,555	748,883
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	6,758,032	6,270,471
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	2,611,204	2,404,038
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	4,424,880	4,068,382
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	3,533,484	3,278,321
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	3,314,437	3,099,712
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	7,053,041	6,440,071
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	3,826,316	3,485,654
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	3,099,394	2,832,191
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	430,416	395,939
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	3,424,432	3,217,771
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1171% 1/20/2049 (b)(c)	3,444,368	3,443,616
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 10/20/2049 (b)(c)	1,488,848	1,473,891
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.1671% 2/20/2049 (b)(c)	2,882,277	2,858,343
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1427% 5/20/2065 (b)(n)	278,876	272,551
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (j)	4,318,241	4,221,255
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (j)(m)	1,243,220	1,228,151
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (b)(j)	7,024,367	7,036,182
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(j)	4,283,572	4,302,624
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(j)	4,136,158	3,951,311
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(j)	4,202,421	4,218,953
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (b)(j)	1,910,219	1,905,754
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (j)	7,842,731	7,306,139
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (b)(j)	4,089,686	4,077,826
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (j)	2,690,960	2,524,289
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (j)	5,168,602	4,792,150
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (j)(m)	3,315,752	3,329,052
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (j)(m)	2,699,623	2,699,897
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (j)	791,786	782,585
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(j)	10,253,220	10,063,600
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(j)	5,321,881	5,201,068
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (j)	2,034,879	2,034,967
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (b)(j)	10,402,034	10,366,947
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (j)(m)	6,880,188	6,686,138
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (j)	8,575,390	8,135,816
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(j)	3,545,615	3,545,978
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (j)	2,221,580	2,197,008
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(j)	9,620,538	9,364,157
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (j)(m)	2,545,365	2,479,627
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (j)	3,338,000	3,329,354
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (b)(j)	9,200,000	9,228,669
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (b)(j)	6,328,816	6,298,456
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (j)	2,899,370	2,730,728
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	2,607	2,441
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.3388% 9/25/2043 (b)(c)	53,649	52,365
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (j)	12,550,784	11,873,968
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (b)(j)	4,438,000	4,437,942
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(j)	4,384,880	4,401,422
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (j)(m)	13,537,265	13,588,112
Verus Securitization Trust Series 2026-R4 Class A1, 5.275% 12/27/2067 (b)(j)	13,650,000	13,630,822
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (b)(j)	2,916,025	2,914,573
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3385% 9/25/2033 (b)	5,657	5,638
TOTAL UNITED STATES		818,428,044
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $812,903,856)		818,428,044

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(j)	18,010,000	18,083,166
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	15,891,608	15,537,082
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (j)	3,815,000	3,679,571
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	532,529	519,874
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	26,963,000	25,373,833
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,637,273	1,592,612
BANK Series 2020-BN25 Class XB, 0.5286% 1/15/2063 (b)(k)	27,800,000	443,507
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (b)(k)	13,186,891	475,796
BANK5 Series 2025-5YR16 Class XB, 0.5535% 8/15/2063 (b)(k)	40,100,000	658,779
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (b)(k)	18,500,000	492,681
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	10,000,000	10,269,425
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (j)	28,261,623	27,934,022
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.3688% 11/25/2035 (b)(c)(j)	9,022	8,909
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.3538% 1/25/2036 (b)(c)(j)	21,685	20,794
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.4438% 1/25/2036 (b)(c)(j)	6,995	6,721
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1038% 12/25/2036 (b)(c)(j)	44,435	42,594
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1038% 3/25/2037 (b)(c)(j)	10,810	10,378
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1038% 7/25/2037 (b)(c)(j)	38,298	35,967
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.1788% 7/25/2037 (b)(c)(j)	35,899	33,515
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.2538% 7/25/2037 (b)(c)(j)	12,252	11,390
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.1338% 7/25/2037 (b)(c)(j)	12,577	11,986
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.1638% 7/25/2037 (b)(c)(j)	6,672	6,211
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2088% 7/25/2037 (b)(c)(j)	7,145	6,587
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.2538% 7/25/2037 (b)(c)(j)	11,455	10,729
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.4488% 7/25/2037 (b)(c)(j)	18,068	16,901
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.5988% 7/25/2037 (b)(c)(j)	15,892	15,819
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	10,300,000	10,554,635
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,988,000	3,938,560
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	49,694,000	48,840,853
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	6,658,000	6,474,798
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	25,034,000	23,621,266
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (b)(k)	127,393,600	2,236,942
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.5073% 3/15/2053 (b)(k)	109,451,094	4,084,168
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(j)	11,565,939	11,580,396
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	6,700,000	6,670,811
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(j)	19,969,000	19,981,481
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2687% 6/15/2041 (b)(c)(j)	9,859,000	9,868,243
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4684% 6/15/2041 (b)(c)(j)	6,971,000	6,984,070
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(j)	8,500,000	8,500,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(j)	27,307,000	27,170,465
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(j)	71,349,031	71,237,612
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (b)(c)(j)	10,447,340	10,408,187
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (b)(c)(j)	14,717,660	14,662,502
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(j)	50,409,301	50,440,807
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6733% 4/15/2034 (b)(c)(j)	15,288,935	15,262,247
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9733% 4/15/2034 (b)(c)(j)	16,075,000	16,032,815
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2733% 4/15/2034 (b)(c)(j)	10,627,000	10,594,414
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5733% 4/15/2034 (b)(c)(j)	11,156,000	11,116,880
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(j)	43,844,000	43,830,300
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6403% 10/15/2036 (b)(c)(j)	6,559,000	6,544,920
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8401% 10/15/2036 (b)(c)(j)	8,779,000	8,759,558
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0398% 10/15/2036 (b)(c)(j)	8,523,000	8,494,400
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.689% 10/15/2036 (b)(c)(j)	29,632,000	29,532,496
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (b)(c)(j)	16,091,141	16,096,169
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(j)	9,562,405	9,580,335
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(j)	27,232,314	27,257,844
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(j)	51,028,163	51,107,895
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(j)	38,956,511	38,907,815
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(j)	5,145,988	5,133,124
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 4.9915% 11/15/2038 (b)(c)(j)	3,954,911	3,957,372
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (b)(c)(j)	15,775,200	15,785,060
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (b)(c)(j)	3,559,500	3,562,837
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4661% 4/15/2037 (b)(c)(j)	2,980,600	2,985,257
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(j)	37,255,207	37,301,776
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3186% 4/15/2041 (b)(c)(j)	5,947,900	5,955,335
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5683% 4/15/2041 (b)(c)(j)	4,937,800	4,943,972
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(j)	28,540,428	28,610,614
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (b)(c)(j)	3,571,549	3,578,246
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (b)(c)(j)	10,001,600	10,017,228
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.568% 3/15/2041 (b)(c)(j)	13,277,600	13,298,346
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (b)(c)(j)	9,529,000	9,537,924
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(j)	32,209,000	32,208,997
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(j)	27,132,000	27,199,830
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (j)	39,248,982	39,359,369
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	458,637	456,326
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(j)	21,673,000	21,689,641
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (j)(k)	210,000,000	1,264,767
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	50,950,048	40,545,773
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	12,956,350	12,890,056
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,469,747	4,415,839
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6772% 12/10/2049 (b)(k)	1,835,608	1,321
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1319% 8/10/2056 (b)(k)	13,434,497	347,118
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	12,901,000	12,776,185
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	4,890,000	4,844,555
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(j)	6,955,000	6,993,950
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(j)	16,670,000	16,483,238
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(j)	48,045,906	48,105,964
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (b)(c)(j)	8,542,993	8,561,680
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (b)(c)(j)	4,175,183	4,189,535
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(j)	41,732,306	41,771,430
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (b)(c)(j)	4,283,600	4,299,663
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 2/15/2043 (b)(c)(j)	2,906,327	2,922,675
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.473% 7/25/2028 (b)	801,846	788,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,300,000	2,942,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (b)(c)	13,336,478	13,303,428
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	4,800,000	4,771,363
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (b)(c)	8,093,138	8,087,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	2,000,000	1,993,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	4,500,000	4,451,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (b)	10,495,125	10,476,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	24,584,336	24,550,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	19,118,307	19,092,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (b)(c)	29,587,141	29,546,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (b)(c)	30,896,745	30,878,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (b)(c)	24,299,312	24,271,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (b)	15,799,176	15,799,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1492% 11/25/2030 (b)	5,999,261	5,996,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 1/25/2031 (b)(c)	21,796,416	21,802,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (b)	25,399,727	25,399,691
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	17,000,000	16,999,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	35,000,000	35,010,984
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.7892% 10/10/2048 (b)(k)(l)	61,622	35
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,402,063	2,381,888
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	3,600,000	3,561,076
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (b)(c)(j)(l)	5,400,000	5,383,125
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(j)	14,643,000	14,640,707
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (j)	11,968,000	11,339,441
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (j)	4,047,000	2,731,644
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(l)	6,993,000	4,167,197
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(j)(k)	1,280,000	27,994
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	501,179	499,060
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	1,697,824	1,694,800
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,383,000	7,630,670
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,100,000	942,376
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(j)	54,000,000	51,907,501
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (b)(c)(j)	37,495,000	33,745,500
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7202% 5/15/2039 (b)(c)(j)	21,010,000	18,068,600
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.169% 5/15/2039 (b)(c)(j)	18,672,000	14,657,520
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8415% 3/15/2038 (b)(c)(j)	648,382	642,746
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1415% 3/15/2038 (b)(c)(j)	5,911,500	5,746,404
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4915% 3/15/2038 (b)(c)(j)	5,164,600	4,887,312
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.525% 8/15/2033 (b)(c)(j)	236,691	192,525
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,199,000	11,058,333
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.6925% 12/15/2036 (b)(c)(j)	34,300,000	26,033,357
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2559% 6/15/2054 (b)(k)	38,722,479	1,342,121
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(j)	48,416,000	48,446,260
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(j)	7,081,000	7,081,000
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2771% 3/15/2043 (b)(c)(j)	7,859,000	7,849,176
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (b)(c)(j)	6,000,000	6,003,750
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (j)	44,316,549	44,062,416
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(j)	25,637,000	25,494,197
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(j)	30,282,000	30,300,954
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(c)(j)	7,376,000	7,375,992
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.619% 12/15/2039 (b)(c)(j)	5,437,000	5,443,793
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1149% 12/15/2050 (b)(k)	1,599,141	18,814
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	3,100,000	3,060,325
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (j)	30,230,000	25,788,143
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (j)	1,800,000	1,478,989
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(j)	57,900,000	914,484
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9597% 12/15/2050 (b)(k)	2,053,665	21,185
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (b)(k)	10,607,531	135,334
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,236,368	1,220,215
TOTAL UNITED STATES		1,945,807,246
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,003,953,078)		1,945,807,246

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (j)	14,315,000	13,525,241
Kingdom of Saudi Arabia 4.5% 4/22/2060 (j)	9,380,000	7,410,200
TOTAL SAUDI ARABIA		20,935,441
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,565,046)		20,935,441

Non-Convertible Corporate Bonds - 21.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(j)	14,950,000	14,347,871
Westpac Banking Corp 4.11% 7/24/2034 (b)	20,547,000	20,066,704

TOTAL AUSTRALIA		34,414,575
CANADA - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (j)	3,056,000	3,021,584
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	12,899,000	13,464,130
Cenovus Energy Inc 3.75% 2/15/2052	23,742,000	17,113,151
Cenovus Energy Inc 4.65% 3/20/2031	7,464,000	7,404,227
Cenovus Energy Inc 5.4% 3/20/2036	5,744,000	5,734,603
Cenovus Energy Inc 5.4% 6/15/2047	3,321,000	3,078,562
Cenovus Energy Inc 6.75% 11/15/2039	3,701,000	4,089,688
TOTAL ENERGY		50,884,361
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	9,377,000	9,374,209
TOTAL CANADA		63,280,154
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (b)(j)	35,232,000	36,439,733
Societe Generale SA 3.337% 1/21/2033 (b)(j)	21,000,000	19,061,663
Societe Generale SA 5.5% 4/13/2029 (b)(j)	24,058,000	24,389,227

TOTAL FRANCE		79,890,623
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	5,000,000	5,025,275
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)	28,918,000	28,871,901
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	20,750,000	21,425,311
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	34,596,000	36,270,576

TOTAL GERMANY		91,593,063
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	20,465,000	20,322,072
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	21,434,000	20,651,577
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	26,930,000	24,641,807
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	70,156,000	71,317,614
TOTAL FINANCIALS		136,933,070
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (j)	31,738,000	31,864,438
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (j)	2,584,000	2,596,304
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (j)	14,109,000	14,284,279
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (j)	3,000,000	3,076,369
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (j)	34,721,000	35,704,933
TOTAL INDUSTRIALS		87,526,323
TOTAL IRELAND		224,459,393
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (j)	5,064,000	5,074,155
NTT Finance Corp 4.62% 7/16/2028 (j)	5,122,000	5,125,886
NTT Finance Corp 4.876% 7/16/2030 (j)	15,477,000	15,529,821
TOTAL COMMUNICATION SERVICES		25,729,862
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (b)	5,559,000	5,548,968
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (b)	7,844,000	7,832,315
TOTAL FINANCIALS		13,381,283
TOTAL JAPAN		39,111,145
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	37,031,000	36,555,522
Petroleos Mexicanos 6.35% 2/12/2048	13,566,000	10,995,243
Petroleos Mexicanos 6.7% 2/16/2032	80,790,000	81,355,531
Petroleos Mexicanos 6.75% 9/21/2047	95,358,000	80,279,993
Petroleos Mexicanos 6.95% 1/28/2060	19,817,000	16,440,183
Petroleos Mexicanos 7.69% 1/23/2050	56,033,000	51,299,892

TOTAL MEXICO		276,926,364
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	13,078,000	12,987,825
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	31,935,000	32,042,646

TOTAL NETHERLANDS		45,030,471
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (j)	4,283,219	4,331,404
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(j)	31,236,000	31,052,050
UBS Group AG 3.091% 5/14/2032 (b)(j)	15,102,000	13,863,032
UBS Group AG 3.869% 1/12/2029 (b)(j)	19,608,000	19,384,848
UBS Group AG 4.194% 4/1/2031 (b)(j)	57,365,000	56,023,485
		120,323,415
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(j)	4,000,000	3,993,483
TOTAL SWITZERLAND		124,316,898
UNITED KINGDOM - 0.9%
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033	20,947,000	22,712,126
Imperial Brands Finance PLC 6.125% 7/27/2027 (j)	16,185,000	16,467,481
Reynolds American Inc 5.7% 8/15/2035	6,607,000	6,815,874
Reynolds American Inc 5.85% 8/15/2045	50,684,000	49,911,936
Reynolds American Inc 6.15% 9/15/2043	11,136,000	11,309,674
Reynolds American Inc 7.25% 6/15/2037	15,680,000	17,921,523
TOTAL CONSUMER STAPLES		125,138,614
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.645% 6/24/2031 (b)	5,000,000	4,588,801
Barclays PLC 2.894% 11/24/2032 (b)	14,928,000	13,366,553
Barclays PLC 4.836% 5/9/2028	3,148,000	3,154,504
Barclays PLC 5.088% 6/20/2030 (b)	44,892,000	45,033,666
Barclays PLC 5.69% 3/12/2030 (b)	34,049,000	34,882,088
Barclays PLC 6.49% 9/13/2029 (b)	37,876,000	39,319,566
NatWest Group PLC 3.073% 5/22/2028 (b)	24,822,000	24,501,873
NatWest Group PLC 4.892% 5/18/2029 (b)	10,000,000	10,058,310
TOTAL FINANCIALS		174,905,361
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (j)	11,875,000	11,378,968
TOTAL UNITED KINGDOM		311,422,943
UNITED STATES - 18.2%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.5%
AT&T Inc 3.8% 12/1/2057	74,998,000	50,960,493
AT&T Inc 4.3% 2/15/2030	7,900,000	7,828,736
AT&T Inc 4.4% 4/30/2031	7,764,000	7,671,680
AT&T Inc 4.75% 5/15/2046	20,994,000	17,841,854
HUT 8 DC LLC 6.192% 11/15/2042 (j)	25,884,000	26,192,757
Verizon Communications Inc 2.355% 3/15/2032	4,000,000	3,512,577
Verizon Communications Inc 2.55% 3/21/2031	5,343,000	4,872,168
Verizon Communications Inc 4.5% 8/10/2033	17,268,000	16,794,346
Verizon Communications Inc 4.75% 1/15/2033	25,000,000	24,765,902
Verizon Communications Inc 4.78% 2/15/2035	37,359,000	36,354,171
		196,794,684
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	28,552,000	28,470,016
Meta Platforms Inc 5.25% 5/15/2036	21,003,000	20,985,238
		49,455,254
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	16,500,000	15,410,104
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	14,411,000	12,277,220
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	8,514,000	7,872,602
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	9,500,000	9,495,854
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	12,130,000	9,466,780
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	67,888,000	54,767,725
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	9,969,000	7,647,626
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	9,412,000	7,917,725
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	18,588,000	19,124,996
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	39,593,000	36,597,626
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	22,634,000	23,222,536
Time Warner Cable LLC 4.5% 9/15/2042	26,261,000	19,860,324
Time Warner Cable LLC 5.5% 9/1/2041	15,667,000	13,518,228
Time Warner Cable LLC 5.875% 11/15/2040	11,331,000	10,187,902
Time Warner Cable LLC 6.55% 5/1/2037	50,619,000	50,562,082
Time Warner Cable LLC 6.75% 6/15/2039	9,663,000	9,595,597
Time Warner Cable LLC 7.3% 7/1/2038	32,280,000	33,641,351
		341,166,278
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	32,520,000	32,392,080
T-Mobile USA Inc 3.875% 4/15/2030	47,090,000	45,822,957
T-Mobile USA Inc 5.05% 7/15/2033	4,000,000	4,026,151
		82,241,188
TOTAL COMMUNICATION SERVICES		669,657,404
Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	21,000,000	20,695,934
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	9,188,000	9,124,605
Household Durables - 0.0%
Lennar Corp 5% 6/15/2027	2,921,000	2,928,193
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	4,077,000	4,060,246
AutoZone Inc 4% 4/15/2030	28,926,000	28,267,804
Lowe's Cos Inc 3.35% 4/1/2027	3,413,000	3,392,067
Lowe's Cos Inc 3.75% 4/1/2032	10,505,000	9,958,821
O'Reilly Automotive Inc 4.2% 4/1/2030	6,418,000	6,322,584
O'Reilly Automotive Inc 5.1% 3/12/2036	11,404,000	11,286,592
		63,288,114
TOTAL CONSUMER DISCRETIONARY		96,036,846
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5% 9/15/2034	5,000,000	4,950,422
Mars Inc 4.8% 3/1/2030 (j)	25,111,000	25,290,911
Mars Inc 5% 3/1/2032 (j)	18,852,000	19,049,591
Sysco Corp 5.95% 4/1/2030	19,674,000	20,440,570
TOTAL CONSUMER STAPLES		69,731,494
Energy - 2.0%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	11,266,000	10,973,095
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Partners LP 5.35% 11/30/2036 (f)(j)	12,385,000	12,385,991
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)	4,934,000	5,140,350
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (j)	16,297,000	17,215,254
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (j)	3,976,000	4,237,783
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (j)	7,158,000	7,619,502
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (j)	4,285,000	4,670,741
DCP Midstream Operating LP 5.6% 4/1/2044	1,458,000	1,393,400
DCP Midstream Operating LP 6.45% 11/3/2036 (j)	7,882,000	8,393,727
DCP Midstream Operating LP 6.75% 9/15/2037 (j)	2,991,000	3,261,195
Energy Transfer LP 3.75% 5/15/2030	34,654,000	33,480,417
Energy Transfer LP 4.95% 6/15/2028	22,521,000	22,701,415
Energy Transfer LP 5% 5/15/2050	7,776,000	6,621,901
Energy Transfer LP 5.25% 4/15/2029	11,043,000	11,236,179
Energy Transfer LP 5.8% 6/15/2038	12,558,000	12,819,548
Energy Transfer LP 6.55% 12/1/2033	3,000,000	3,261,131
Hess Corp 5.8% 4/1/2047	19,267,000	19,695,564
Hess Corp 7.125% 3/15/2033	5,555,000	6,301,021
Hess Corp 7.3% 8/15/2031	7,267,000	8,155,325
Hess Corp 7.875% 10/1/2029	2,497,000	2,762,258
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,324,000	2,501,630
Kinder Morgan Inc 3.6% 2/15/2051	45,000,000	31,781,580
Kinder Morgan Inc 5.55% 6/1/2045	13,098,000	12,666,404
MPLX LP 2.65% 8/15/2030	10,000,000	9,235,559
MPLX LP 4.8% 2/15/2029	5,907,000	5,941,921
MPLX LP 4.95% 9/1/2032	30,643,000	30,546,607
MPLX LP 5.5% 2/15/2049	17,721,000	16,338,325
Occidental Petroleum Corp 5.375% 1/1/2032	6,000,000	6,163,440
Occidental Petroleum Corp 6.45% 9/15/2036	24,570,000	26,681,939
Occidental Petroleum Corp 6.6% 3/15/2046	53,949,000	57,841,690
Occidental Petroleum Corp 7.5% 5/1/2031	40,626,000	45,293,156
ONEOK Inc 4.25% 9/24/2027	9,097,000	9,077,047
ONEOK Inc 4.4% 10/15/2029	9,513,000	9,448,809
ONEOK Inc 4.75% 10/15/2031	18,504,000	18,393,602
Ovintiv Inc 8.125% 9/15/2030	2,868,000	3,217,381
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	7,628,000	7,367,722
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	8,000,000	7,956,955
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	10,000,000	10,257,553
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	42,700,000	42,429,866
Targa Resources Corp 4.35% 1/15/2029	9,536,000	9,498,445
Targa Resources Corp 4.35% 4/15/2031	11,217,000	10,987,927
Targa Resources Corp 4.9% 9/15/2030	13,306,000	13,394,343
Targa Resources Corp 5.65% 2/15/2036	38,042,000	38,846,106
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	5,447,000	5,171,886
Western Gas Partners LP 4.75% 8/15/2028	6,312,000	6,318,468
Western Gas Partners LP 4.8% 3/1/2031	24,493,000	24,322,171
Williams Cos Inc/The 2.6% 3/15/2031	21,000,000	19,045,038
Williams Cos Inc/The 3.5% 11/15/2030	55,862,000	53,162,888
Williams Cos Inc/The 4.65% 8/15/2032	32,008,000	31,653,133
		756,894,293
TOTAL ENERGY		767,867,388
Financials - 7.4%
Banks - 3.8%
Bank of America Corp 2.299% 7/21/2032 (b)	42,030,000	37,191,114
Bank of America Corp 2.972% 2/4/2033 (b)	21,000,000	18,988,510
Bank of America Corp 3.419% 12/20/2028 (b)	32,593,000	32,085,154
Bank of America Corp 4.183% 11/25/2027	3,728,000	3,717,010
Bank of America Corp 4.25% 10/22/2026	45,120,000	45,142,489
Bank of America Corp 4.695% 4/23/2032 (b)	46,369,000	46,088,458
Bank of America Corp 5.015% 7/22/2033 (b)	152,527,000	153,335,508
Bank of America Corp 5.162% 1/24/2031 (b)	12,000,000	12,202,605
Bank of America Corp 5.468% 1/23/2035 (b)	6,000,000	6,135,504
Citigroup Inc 3.785% 3/17/2033 (b)	21,000,000	19,790,391
Citigroup Inc 4.075% 4/23/2029 (b)	14,005,000	13,902,280
Citigroup Inc 4.125% 7/25/2028	3,728,000	3,694,645
Citigroup Inc 4.3% 11/20/2026	9,646,000	9,655,548
Citigroup Inc 4.412% 3/31/2031 (b)	57,587,000	56,949,486
Citigroup Inc 4.45% 9/29/2027	48,296,000	48,295,334
Citigroup Inc 4.503% 9/11/2031 (b)	8,000,000	7,914,945
Citigroup Inc 4.91% 5/24/2033 (b)	5,636,000	5,613,703
Citigroup Inc 5.3% 5/6/2044	5,127,000	4,821,041
Citigroup Inc 5.449% 6/11/2035 (b)	4,000,000	4,070,137
Citizens Financial Group Inc 2.638% 9/30/2032	32,329,000	27,938,377
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	55,000,000	51,768,104
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	23,105,000	21,614,693
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	21,000,000	19,055,795
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	155,774,000	153,608,176
JPMorgan Chase & Co 4.622% 4/23/2032 (b)	20,000,000	19,835,614
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	38,769,000	38,843,005
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	37,894,000	38,523,791
JPMorgan Chase & Co 5.299% 7/24/2029 (b)	34,500,000	35,018,917
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	36,756,000	37,824,798
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	37,920,000	37,809,125
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	37,921,000	37,344,382
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	29,541,000	29,186,799
Wells Fargo & Co 3.196% 6/17/2027 (b)	34,559,000	34,540,183
Wells Fargo & Co 3.526% 3/24/2028 (b)	46,819,000	46,495,190
Wells Fargo & Co 4.478% 4/4/2031 (b)	77,500,000	76,855,867
Wells Fargo & Co 5.15% 4/23/2031 (b)	45,065,000	45,734,631
Wells Fargo & Co 5.499% 1/23/2035 (b)	27,292,000	27,873,626
Wells Fargo & Co 5.574% 7/25/2029 (b)	38,000,000	38,747,792
Wells Fargo & Co 5.605% 4/23/2036 (b)	35,968,000	36,899,871
		1,385,112,598
Capital Markets - 1.9%
Athene Global Funding 5.339% 1/15/2027 (j)	51,492,000	51,715,750
Athene Global Funding 5.38% 1/7/2030 (j)	2,000,000	2,010,420
Athene Global Funding 5.583% 1/9/2029 (j)	33,136,000	33,609,730
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(j)	38,060,000	38,131,013
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	50,634,000	44,772,092
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	39,600,000	35,906,967
Goldman Sachs Group Inc/The 3.8% 3/15/2030	57,860,000	56,138,202
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	8,000,000	7,876,525
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (b)	4,000,000	3,940,861
Goldman Sachs Group Inc/The 6.75% 10/1/2037	31,825,000	34,802,188
Moody's Corp 3.25% 1/15/2028	12,370,000	12,178,201
Morgan Stanley 2.943% 1/21/2033 (b)	21,000,000	18,933,604
Morgan Stanley 3.622% 4/1/2031 (b)	54,679,000	52,495,022
Morgan Stanley 4.431% 1/23/2030 (b)	23,749,000	23,615,099
Morgan Stanley 4.493% 1/16/2032 (b)	42,053,000	41,380,184
Morgan Stanley 4.809% 4/16/2032 (b)	30,291,000	30,162,224
Morgan Stanley 4.889% 7/20/2033 (b)	94,211,000	93,874,383
Morgan Stanley 5.192% 4/17/2031 (b)	23,472,000	23,818,860
Morgan Stanley 5.449% 7/20/2029 (b)	21,363,000	21,739,329
Morgan Stanley 5.664% 4/17/2036 (b)	24,616,000	25,333,891
MSCI Inc 5.15% 3/15/2036	7,569,000	7,358,486
MSCI Inc 5.25% 9/1/2035	40,812,000	40,209,478
		700,002,509
Consumer Finance - 0.7%
Ally Financial Inc 7.1% 11/15/2027	36,750,000	37,971,600
Capital One Financial Corp 3.273% 3/1/2030 (b)	35,931,000	34,634,492
Capital One Financial Corp 3.65% 5/11/2027	72,123,000	71,716,207
Capital One Financial Corp 4.1% 2/9/2027	1,920,000	1,918,791
Capital One Financial Corp 5.247% 7/26/2030 (b)	39,510,000	40,088,040
Ford Motor Credit Co LLC 4.97% 4/6/2029	7,402,000	7,354,728
Ford Motor Credit Co LLC 5.73% 9/5/2030	5,000,000	5,057,246
Stellantis Financial Services US Corp 5.4% 6/15/2029 (j)	16,276,000	16,317,132
Stellantis Financial Services US Corp 5.8% 6/15/2031 (j)	23,534,000	23,579,234
Synchrony Financial 3.95% 12/1/2027	33,967,000	33,636,179
		272,273,649
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	35,355,000	35,175,778
Corebridge Financial Inc 3.85% 4/5/2029	14,571,000	14,241,750
Corebridge Financial Inc 3.9% 4/5/2032	20,347,000	19,148,808
Corebridge Financial Inc 4.35% 4/5/2042	3,946,000	3,324,964
Equitable Holdings Inc 4.572% 2/15/2029 (j)	9,015,000	8,928,085
Jackson Financial Inc 3.125% 11/23/2031	4,876,000	4,385,132
Jackson Financial Inc 5.17% 6/8/2027	15,288,000	15,365,141
Jackson Financial Inc 5.67% 6/8/2032	16,451,000	16,639,885
Pine Street Trust II 5.568% 2/15/2049 (j)	31,271,000	29,059,969
		146,269,512
Insurance - 0.6%
Corebridge Global Funding 5.9% 9/19/2028 (j)	20,514,000	21,068,593
Five Corners Funding Trust II 2.85% 5/15/2030 (j)	58,620,000	54,595,258
Grand River Funding Trust I 6.311% 2/15/2036 (j)	29,556,000	29,593,293
Hartford Insurance Group Inc/The 2.8% 8/19/2029	6,834,000	6,473,894
Liberty Mutual Group Inc 4.569% 2/1/2029 (j)	17,650,000	17,613,153
Liberty Mutual Group Inc 5.25% 5/1/2036 (j)	16,705,000	16,504,628
Marsh & McLennan Cos Inc 4.375% 3/15/2029	21,405,000	21,388,152
Unum Group 4% 6/15/2029	24,228,000	23,799,631
Unum Group 4.046% 8/15/2041 (j)	1,193,000	968,431
Unum Group 5.75% 8/15/2042	39,437,000	39,005,463
		231,010,496
TOTAL FINANCIALS		2,734,668,764
Health Care - 1.0%
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	43,675,000	41,403,852
Centene Corp 2.625% 8/1/2031	20,375,000	17,692,617
Centene Corp 3.375% 2/15/2030	21,905,000	20,355,510
Centene Corp 4.25% 12/15/2027	13,655,000	13,613,205
Centene Corp 4.625% 12/15/2029	39,085,000	38,067,528
Cigna Group/The 3.05% 10/15/2027	17,500,000	17,191,685
Cigna Group/The 4.8% 8/15/2038	20,493,000	19,428,162
CVS Health Corp 3% 8/15/2026	3,494,000	3,485,288
CVS Health Corp 3.625% 4/1/2027	9,782,000	9,734,340
CVS Health Corp 4.78% 3/25/2038	33,481,000	31,264,473
CVS Health Corp 5% 1/30/2029	14,082,000	14,245,297
CVS Health Corp 5.25% 1/30/2031	5,774,000	5,892,099
CVS Health Corp 5.55% 6/1/2031	8,000,000	8,247,397
HCA Inc 3.5% 9/1/2030	15,777,000	14,991,211
HCA Inc 3.625% 3/15/2032	4,163,000	3,873,833
HCA Inc 5.625% 9/1/2028	19,767,000	20,134,372
HCA Inc 5.875% 2/1/2029	21,543,000	22,115,423
Sabra Health Care LP 3.2% 12/1/2031	50,562,000	45,923,572
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	11,480,000	11,533,630
		359,193,494
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	7,291,000	7,480,995
Utah Acquisition Sub Inc 3.95% 6/15/2026	23,040,000	23,036,692
		30,517,687
TOTAL HEALTH CARE		389,711,181
Industrials - 0.7%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	21,453,000	21,793,864
Boeing Co 5.705% 5/1/2040	15,530,000	15,832,700
Boeing Co 5.805% 5/1/2050	36,500,000	36,134,524
Boeing Co 5.93% 5/1/2060	15,530,000	15,371,299
Boeing Co 6.259% 5/1/2027	3,461,000	3,516,331
Boeing Co 6.298% 5/1/2029	9,888,000	10,344,517
Boeing Co 6.388% 5/1/2031	7,489,000	7,989,177
Boeing Co 6.528% 5/1/2034	13,015,000	14,207,984
Boeing Co 6.858% 5/1/2054	12,066,000	13,612,483
Boeing Co 7.008% 5/1/2064	11,387,000	13,012,439
		151,815,318
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,229,000	3,407,581
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	17,815,000	17,424,447
Uber Technologies Inc 4.8% 9/15/2035	14,053,000	13,683,555
		31,108,002
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	3,161,000	3,197,239
Paychex Inc 5.35% 4/15/2032	6,396,000	6,479,496
Paychex Inc 5.6% 4/15/2035	3,443,000	3,477,796
Verisk Analytics Inc 4.45% 3/15/2031	5,071,000	4,987,631
		18,142,162
Trading Companies & Distributors - 0.2%
Sumisho Air Lease Corp 3.125% 12/1/2030	20,000,000	18,500,927
Sumisho Air Lease Corp 4.4% 3/24/2028 (j)	14,329,000	14,257,269
Sumisho Air Lease Corp 4.5% 3/24/2029 (j)	14,186,000	14,099,720
Sumisho Air Lease Corp 4.85% 3/24/2031 (j)	17,786,000	17,623,226
		64,481,142
TOTAL INDUSTRIALS		268,954,205
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	17,769,000	17,634,630
Dell International LLC / EMC Corp 4.5% 2/15/2031	35,196,000	34,889,295
Dell International LLC / EMC Corp 4.75% 10/6/2032	28,466,000	28,272,096
Dell International LLC / EMC Corp 5.1% 2/15/2036	37,190,000	37,039,701
Dell International LLC / EMC Corp 5.3% 10/1/2029	12,450,000	12,718,544
Dell International LLC / EMC Corp 6.2% 7/15/2030	10,663,000	11,250,167
		141,804,433
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028	8,829,000	8,500,001
Broadcom Inc 2.45% 2/15/2031	75,132,000	68,233,643
Broadcom Inc 2.6% 2/15/2033	80,132,000	69,842,435
Broadcom Inc 3.419% 4/15/2033	6,780,000	6,195,706
		152,771,785
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	13,362,000	12,955,268
Oracle Corp 4.8% 9/26/2032	22,287,000	21,415,817
Oracle Corp 5.2% 9/26/2035	20,290,000	19,323,969
Oracle Corp 5.875% 9/26/2045	12,513,000	11,190,818
Oracle Corp 5.95% 9/26/2055	15,687,000	13,717,451
Oracle Corp 6.1% 9/26/2065	16,145,000	13,936,392
		92,539,715
TOTAL INFORMATION TECHNOLOGY		387,115,933
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 7.35% 11/15/2028 (b)	10,731,000	11,190,469
Celanese US Holdings LLC 7.55% 11/15/2030 (b)	17,466,000	18,578,218
Celanese US Holdings LLC 7.7% 11/15/2033 (b)	10,208,000	10,962,463
TOTAL MATERIALS		40,731,150
Real Estate - 2.6%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	4,481,000	4,467,366
Piedmont Operating Partnership LP 2.75% 4/1/2032	7,712,000	6,556,229
Store Capital LLC 2.75% 11/18/2030	10,084,000	9,097,464
Store Capital LLC 4.625% 3/15/2029	9,743,000	9,655,085
VICI Properties LP 4.75% 2/15/2028	32,852,000	32,896,799
VICI Properties LP 4.75% 4/1/2028	5,929,000	5,928,757
VICI Properties LP 4.95% 2/15/2030	44,556,000	44,564,330
VICI Properties LP 5.125% 5/15/2032	10,727,000	10,645,461
Vornado Realty LP 2.15% 6/1/2026	10,254,000	10,254,000
WP Carey Inc 3.85% 7/15/2029	7,008,000	6,855,899
		140,921,390
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	22,618,000	22,649,737
Healthcare Realty Holdings LP 3.1% 2/15/2030	7,500,000	7,065,312
Healthpeak OP LLC 3.25% 7/15/2026	3,144,000	3,139,728
Healthpeak OP LLC 3.5% 7/15/2029	3,594,000	3,473,313
Omega Healthcare Investors Inc 3.25% 4/15/2033	32,018,000	28,380,410
Omega Healthcare Investors Inc 3.625% 10/1/2029	33,134,000	31,842,437
Omega Healthcare Investors Inc 4.5% 4/1/2027	74,033,000	73,973,652
Omega Healthcare Investors Inc 4.75% 1/15/2028	36,570,000	36,623,815
Ventas Realty LP 3% 1/15/2030	43,597,000	41,134,125
Ventas Realty LP 4% 3/1/2028	12,591,000	12,484,165
Ventas Realty LP 4.75% 11/15/2030	53,358,000	53,468,296
		314,234,990
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	9,405,000	8,575,363
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	20,338,000	18,891,293
Boston Properties LP 4.5% 12/1/2028	20,395,000	20,338,394
Boston Properties LP 6.75% 12/1/2027	23,825,000	24,544,427
COPT Defense Properties LP 2.75% 4/15/2031	7,692,000	6,979,160
COPT Defense Properties LP 4.5% 10/15/2030	3,563,000	3,500,281
Hudson Pacific Properties LP 4.65% 4/1/2029	42,373,000	39,805,120
		114,058,675
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	24,749,000	24,150,416
Brandywine Operating Partnership LP 4.55% 10/1/2029	31,499,000	29,543,312
Brandywine Operating Partnership LP 8.3% 3/15/2028	32,475,000	33,692,943
CBRE Services Inc 2.5% 4/1/2031	30,503,000	27,463,786
Tanger Properties LP 2.75% 9/1/2031	23,464,000	20,966,856
Tanger Properties LP 3.125% 9/1/2026	16,163,000	16,118,459
Tanger Properties LP 3.875% 7/15/2027	8,715,000	8,648,518
		160,584,290
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	4,099,000	3,626,304
American Homes 4 Rent LP 3.625% 4/15/2032	16,949,000	15,775,204
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	23,566,000	22,417,386
Sun Communities Operating LP 2.3% 11/1/2028	8,675,000	8,232,617
Sun Communities Operating LP 2.7% 7/15/2031	24,304,000	21,887,591
		71,939,102
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	26,564,000	25,860,476
Brixmor Operating Partnership LP 4.125% 5/15/2029	28,249,000	27,875,659
Kite Realty Group LP 5.5% 3/1/2034	5,710,000	5,792,134
Kite Realty Group Trust 4.75% 9/15/2030	50,933,000	50,986,950
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	10,439,000	10,234,312
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,694,000	6,933,303
Realty Income Corp 2.2% 6/15/2028	4,085,000	3,916,092
Realty Income Corp 2.85% 12/15/2032	5,025,000	4,459,448
Realty Income Corp 3.25% 1/15/2031	5,362,000	5,045,231
Realty Income Corp 3.4% 1/15/2028	8,338,000	8,214,975
Simon Property Group LP 2.45% 9/13/2029	8,537,000	8,001,620
Simon Property Group LP 3.375% 12/1/2027	17,457,000	17,241,629
		174,561,829
TOTAL REAL ESTATE		984,875,639
Utilities - 1.1%
Electric Utilities - 0.6%
AEP Texas Inc 5.2% 4/15/2036	7,553,000	7,432,579
Alabama Power Co 3.05% 3/15/2032	33,143,000	30,466,877
Cleco Corporate Holdings LLC 3.375% 9/15/2029	19,437,000	18,377,680
Duke Energy Corp 2.45% 6/1/2030	14,856,000	13,708,453
Duquesne Light Holdings Inc 2.532% 10/1/2030 (j)	7,078,000	6,366,810
Duquesne Light Holdings Inc 2.775% 1/7/2032 (j)	27,842,000	24,552,122
Exelon Corp 3.35% 3/15/2032	8,906,000	8,251,936
Exelon Corp 4.05% 4/15/2030	9,268,000	9,066,979
Exelon Corp 5.3% 3/15/2033	3,000,000	3,071,080
Southern Co/The 4.85% 3/15/2035	4,000,000	3,906,851
Southwestern Electric Power Co 5.2% 4/1/2036	12,227,000	12,076,077
Southwestern Electric Power Co 5.3% 4/1/2033	14,783,000	15,002,137
Vistra Operations Co LLC 4.55% 10/30/2028 (j)	5,338,000	5,315,835
Vistra Operations Co LLC 5% 4/30/2031 (j)	13,111,000	13,045,841
Vistra Operations Co LLC 5.25% 4/30/2033 (j)	13,901,000	13,811,920
Vistra Operations Co LLC 5.55% 4/30/2036 (j)	25,125,000	25,020,627
		209,473,804
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	9,301,000	8,335,108
AES Corp/The 3.95% 7/15/2030 (j)	66,879,000	64,224,758
		72,559,866
Multi-Utilities - 0.4%
NiSource Inc 2.95% 9/1/2029	47,860,000	45,510,851
NiSource Inc 3.6% 5/1/2030	21,965,000	21,151,944
NiSource Inc 5.8% 2/1/2042	11,523,000	11,355,387
NiSource Inc 5.95% 6/15/2041	17,565,000	17,962,323
Puget Energy Inc 4.1% 6/15/2030	17,963,000	17,418,863
Puget Energy Inc 4.224% 3/15/2032	30,357,000	29,154,080
		142,553,448
TOTAL UTILITIES		424,587,118
TOTAL UNITED STATES		6,833,937,122
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $8,382,498,940)		8,128,714,155

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5783% (b)(c)(i) (Cost $7,052,334)	6,962,000	6,981,276

U.S. Government Agency - Mortgage Securities - 18.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.4%
Fannie Mae 2.5% 4/1/2052	4,441,473	3,787,302
Fannie Mae 3% 12/1/2051	39,864,851	35,201,166
Fannie Mae 3.5% 12/1/2036	3,109,690	3,011,617
Fannie Mae 3.5% 5/1/2036	2,345,315	2,278,465
Fannie Mae 6.5% 7/1/2054	2,816,855	2,966,305
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	20,426	20,891
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	36,059	37,001
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	7,629	7,832
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	7,839	8,011
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	10,246	10,535
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	39,873	41,055
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6095%, 6.335% 5/1/2035 (b)(c)	42,572	43,738
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.611%, 6.361% 8/1/2035 (b)(c)	4,543	4,678
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	8,274	8,532
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	33,099	34,090
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.053% 3/1/2033 (b)(c)	17,925	18,347
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6792%, 6.103% 7/1/2043 (b)(c)	31,758	33,041
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (b)(c)	25,849	26,654
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.127% 6/1/2042 (b)(c)	160,482	167,037
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (b)(c)	68,414	71,194
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (b)(c)	19,779	20,353
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	120,784	126,091
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	145,570	152,013
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	52,382	54,738
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.392% 12/1/2040 (b)(c)	1,295,078	1,354,385
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	24,020	25,023
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	67,518	70,515
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	106,047	110,919
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	88,890	92,909
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	31,021	32,425
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.434% 9/1/2036 (b)(c)	28,558	29,655
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	37,335	38,878
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	20,461	21,095
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2264%, 5.971% 12/1/2033 (b)(c)	96,604	99,271
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	51,980	53,609
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	28,057	28,859
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.23% 5/1/2035 (b)(c)	7,674	7,915
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.381% 7/1/2034 (b)(c)	15,244	15,659
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	11,314,536	10,204,379
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,413,335	1,195,446
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	29,531,230	22,629,980
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	235,640	212,520
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,390,001	1,177,528
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	28,842,221	24,190,816
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	163,236	147,220
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,415,318	1,198,033
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,444,806	1,221,102
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	23,821,582	18,254,638
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,474,610	1,245,439
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	2,721,158	2,085,241
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	905,304	701,379
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	60,120	46,127
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	679,081	519,748
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	11,468,022	9,920,181
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,374	14,183
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,345,769	6,033,231
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,991,977	1,613,642
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,504,130	1,217,041
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	18,210,589	14,916,894
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	473,102	378,959
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	13,458	11,754
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,299,283	7,188,994
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,551,421	5,673,837
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,401,506	4,395,857
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	962,948	779,153
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	956,186	773,682
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	28,871,666	23,586,577
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,357,327	14,956,779
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,681,842	1,369,243
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	5,831,015	5,085,041
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	4,236,555	3,697,737
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,596,779	1,397,986
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,086,826	880,745
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	983,020	794,779
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	768,784	625,652
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,621,549	10,267,731
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,827,669	7,186,897
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,847,062	3,962,815
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	2,682,233	2,642,027
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,379,180	12,525,601
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	496,461	404,495
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	83,144	67,430
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,741	10,333
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	13,563,627	10,864,574
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	326,928	266,674
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	42,394,966	34,276,669
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	142,294	115,402
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	15,326,928	12,276,992
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	14,533,283	11,895,608
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	14,548,524	11,853,527
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,079,471	3,318,683
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,624,542	1,328,177
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	25,194	20,291
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,493,165	1,305,444
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,401,839	1,220,190
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	45,093,919	36,430,610
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,600,616	1,293,110
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,092,005	882,212
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	885,123	708,991
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	170,396	136,489
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	1,070,414	935,673
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,170	14,045
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	897,916	719,238
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	69,460	55,638
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,269,818	4,576,843
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,375,600	4,381,493
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,666,130	2,153,088
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,037,714	846,135
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	342,476	277,430
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	100,378	81,314
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	935,197	757,575
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	432,575	353,661
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	42,661	34,172
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	883,820	715,956
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,903,434	1,829,569
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,275,594	4,496,920
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	3,700,020	3,133,086
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,866,704	1,797,742
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	847,159	816,299
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	15,965	15,383
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	35,373	33,832
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,711,090	1,578,174
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	5,282,049	4,718,554
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	35,528,972	30,451,459
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,201,332	1,156,933
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	18,521	17,837
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	5,109	4,900
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	4,417,562	3,975,672
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	959,408	858,006
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	28,871,559	24,637,201
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,392,115	6,326,454
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,370,746	3,239,948
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	126,753	122,267
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,202	4,030
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (g)	12,742,299	10,873,489
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	11,210,454	9,559,301
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	37,562	31,983
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,012,130	974,717
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	2,935,665	2,633,546
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	401,900	339,691
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	926,596	836,248
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,593,854	1,440,487
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,480,461	4,659,560
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	6,477,756	5,521,643
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	59,566	57,863
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,814,292	1,744,794
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,776,291	2,488,431
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,638,157	1,398,926
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	787,505	676,192
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	821,959	794,289
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	660,174	595,375
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,887,158	1,692,131
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,475,039	1,320,866
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,415,026	1,275,355
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	407,400	364,422
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	161,739	144,473
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	20,335,285	17,187,649
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,493,409	14,105,379
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,464,441	14,075,460
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	12,920,118	11,033,304
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	15,115,226	12,922,016
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	14,808,739	12,692,394
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	24,813,295	21,220,655
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	3,642,035	3,116,993
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	2,655,349	2,275,868
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,074,061	1,036,031
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	59,981	57,824
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	4,460,638	4,016,633
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	5,563,466	4,972,115
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,946,966	1,743,031
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,495,862	1,342,470
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	21,403,332	18,344,541
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	11,777,237	10,083,089
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,181,474	1,140,231
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	700,942	676,135
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	8,864,990	7,924,080
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	148,942	143,438
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	30,619	29,503
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	11,148,612	9,555,342
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	17,009	16,456
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,771,799	3,456,190
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	471,560	430,720
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	449,136	411,664
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	408,520	373,599
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	361,258	329,410
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	275,847	251,846
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	229,363	211,310
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	150,293	139,012
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	107,263	98,720
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	88,413	80,851
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	87,428	80,019
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	77,234	71,192
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	77,906	71,097
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	68,475	62,471
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	67,887	61,978
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	60,459	55,292
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	57,896	52,873
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	52,654	48,179
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	51,763	47,346
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	40,168	36,903
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,804	26,184
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,718	5,215
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,744	4,351
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	122,917	113,193
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	12,574,115	11,091,314
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	331,980	291,379
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	167,527	147,301
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	88,916	81,197
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,046	5,551
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,529	4,152
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,395,360	1,253,051
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	88,197	79,009
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,353,121	1,193,132
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	236,229	228,301
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,185,492	1,156,347
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	1,950,474	1,789,410
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	212,371	194,742
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	71,823	65,922
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	62,849	57,911
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	62,776	57,341
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	57,616	53,437
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,311	22,290
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,670	19,833
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,783	9,812
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	4,037	3,669
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,745,221	1,566,685
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,690,988	1,518,000
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	125,030	111,887
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,466,568	2,175,698
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,903,599	9,713,199
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	9,846,704	8,725,535
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,697,241	6,808,788
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,302,607	6,446,012
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	349,040	307,443
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	115,322	102,588
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	83,010	73,844
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	5,827	5,701
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,313,206	3,223,299
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	493,877	480,313
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	238,066	222,788
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,090,633	1,000,962
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	467,228	427,177
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	268,117	245,369
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	196,820	179,103
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	189,197	173,118
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	182,047	166,590
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	175,305	159,829
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	172,843	158,143
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	80,341	74,231
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	53,978	49,482
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	36,397	33,289
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	32,711	30,180
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,380	22,526
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,737	21,750
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,600	15,168
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,194	12,990
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,366	4,002
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,922	2,658
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	17,746	15,990
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	86,314	77,241
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,327	2,977
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	22,801,606	20,112,728
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,255,846	3,769,936
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,856,144	2,526,474
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,495,614	1,318,777
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,978,547	1,940,604
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	828,802	809,661
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,073,618	2,806,889
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,633,649	1,495,192
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,238,832	1,132,679
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,044,185	953,942
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	568,579	519,369
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	563,840	516,711
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	474,215	432,331
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	303,637	278,802
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	257,763	235,620
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	213,000	194,521
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	41,545	37,791
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	36,673	33,553
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	21,517	19,649
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,434	15,851
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,251	11,141
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,240	9,392
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,132	9,295
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,936	9,051
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,314	1,235
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	37,367	33,346
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	5,486	4,884
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	8,521,445	7,572,476
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (g)(h)	22,875,160	20,184,758
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,203,875	7,238,998
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,034,873	913,159
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	969,769	855,712
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	885,952	860,645
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	51,423	49,049
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	890,738	816,024
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	237,038	216,725
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	51,894	47,429
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	37,620	34,388
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	32,946	30,143
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,004	10,968
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,455	9,541
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,573	5,093
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	18,410	16,671
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	232,383	211,139
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	92,765	83,436
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	120,998	108,962
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	610,619	548,153
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,309,765	10,053,817
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	7,344,555	6,480,744
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,964,881	1,727,647
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	3,144	3,099
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	594,814	543,575
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	34,575	31,578
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,398	16,801
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,178	8,371
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	8,618	7,872
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	196,459	177,026
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	9,605,340	8,556,678
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,868,557	2,616,535
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,261,061	2,066,309
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	159,543	145,753
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	89,535	81,800
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	81,231	73,773
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	44,790	41,165
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	42,268	38,433
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	36,806	33,421
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,928	23,681
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,864	19,972
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,599	16,056
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,238	10,257
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,303,806	1,176,508
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	85,696	77,819
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	46,728	42,879
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	563,788	507,887
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	2,102,409	1,868,280
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	5,893	5,203
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	131,301	119,835
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	28,717	26,166
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	26,014	23,639
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,204	5,691
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	2,187,777	1,998,310
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	89,447	80,950
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	111,350	99,750
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	307,102	269,448
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	442,678	391,443
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,347,675	2,296,937
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	114,985	108,416
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2037	258,182	244,276
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	555,970	510,377
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	9,615	8,785
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	531,035	483,328
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,418	14,040
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,241	13,891
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	507,588	460,315
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	446,365	404,462
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	1,927,499	1,727,907
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	130,017	116,473
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	16,327	14,662
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	14,041,921	12,465,015
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	407,540	381,896
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	14,424	13,131
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	683,600	622,221
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	473,692	432,282
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	153,499	139,880
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	6,811	6,196
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	2,616,214	2,357,601
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	489,640	441,902
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	243,848	219,835
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	96,014	86,120
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	31,475	28,196
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	5,863,687	5,196,033
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,934,675	1,705,924
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	363,370	352,126
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	5,192,760	5,051,824
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	1,790,046	1,636,200
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	303,352	276,332
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	111,012	101,253
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	82,554	75,074
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,933,304	8,898,503
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	8,574,635	7,681,374
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	29,931	27,863
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	14,030	13,044
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	3,019	2,851
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	1,584	1,493
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	35,327	33,210
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	9,160	8,599
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	936,748	878,815
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	197,789	185,466
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	982,400	911,276
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	8,646	8,020
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,567	4,237
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,527,768	3,278,979
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	6,058	5,584
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	887,540	814,131
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	422,453	386,456
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	60,796	57,400
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	13,091	12,363
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	1,222	1,150
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,710,519	3,481,010
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,172,747	1,100,254
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	846,163	798,088
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	350,638	328,960
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	216,878	203,523
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	62,531	58,600
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,112	6,700
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	970,842	902,258
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,214,846	2,988,125
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	13,294,927	12,382,256
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	219,449	205,284
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	203,444	190,516
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	116,450	108,719
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	72,398	67,910
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	28,892	27,070
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	123,739	114,773
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	104,749	98,225
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	30,292	28,641
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	2,440	2,305
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	32,762	30,894
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	14,532	13,636
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,411	3,213
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,419	2,274
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,105	1,981
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	261,470	245,785
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	61,566	57,568
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	3,682	3,437
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	10,817	10,114
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,798,541	3,557,011
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,221,231	1,132,816
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	445,949	413,663
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,032,134	1,879,931
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	12,278,715	11,220,927
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	8,672	8,187
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	2,789	2,633
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	716,877	669,622
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	165,739	155,398
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	155,031	144,528
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	43,449	40,229
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	22,311	20,659
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,710,366	1,566,228
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2041	8,143	7,688
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	747,184	697,897
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	724,831	678,783
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	18,158	17,050
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,802,416	1,686,379
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,402,353	1,311,210
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	260,904	244,220
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	183,447	171,786
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	15,894	14,892
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	15,123	14,101
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	6,208,876	5,758,097
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	5,187,797	4,809,538
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,502,974	1,406,188
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	838,232	783,979
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	51,700	48,180
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	7,590,450	7,038,702
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	835,861	774,991
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	521,963	478,465
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	2,804	2,644
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	131,518	123,520
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	43,483	40,790
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	5,677	5,332
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,972,467	1,845,494
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	36,467	34,240
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,557	13,654
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	200,855	187,499
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	487,185	452,522
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	290,416	269,753
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	7,586	7,047
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	5,819,019	5,458,815
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	2,357,927	2,168,059
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	3,377	3,174
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,486,935	1,395,410
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	516,381	485,900
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	150,390	140,889
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,130,929	1,062,502
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	293,717	275,666
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,276	4,002
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	7,786	7,254
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	5,295,500	4,922,045
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,241,250	1,152,937
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	448,912	417,254
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	12,758,893	11,731,507
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	848,215	795,350
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	818,857	768,333
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	429,698	402,812
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	214,346	201,872
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	170,655	160,657
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	81,036	76,025
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	72,739	68,458
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,165	18,910
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,633	9,976
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,027,343	954,891
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	357,103	331,919
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,132,126	1,981,762
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	3,681	3,476
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	9,671	9,117
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	4,605	4,425
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,831,911	2,737,755
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	273,882	264,550
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	111,285	107,512
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	91,455	88,464
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	75,672	73,084
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	35,099	33,892
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,853	29,836
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,647	29,620
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	29,115	28,206
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	28,885	27,928
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	27,429	26,608
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,388	13,901
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,001	13,497
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,286	12,007
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,793	10,459
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,370	8,109
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	286,876	277,208
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	138,208	133,278
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	11,988	11,886
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,189	3,067
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,219,728	2,141,393
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	101,392	97,415
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	51,112	49,180
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	68,649	65,606
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	216,468	206,259
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,126	2,057
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	159,925	154,649
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	87,635	84,812
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	48,197	46,635
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,467	26,494
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	26,637	25,814
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	19,706	19,101
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,410	12,999
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,366,136	3,249,688
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	168,203	162,364
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	146,331	141,096
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	45,792	44,224
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	20,010	19,338
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,463	12,195
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	50,030	48,072
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	8,180	7,856
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	846,071	817,000
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	137,322	131,805
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	957,218	917,819
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	209,621	199,832
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	219,381	209,445
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,294,315	4,152,066
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	90,892	87,261
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	85,918	82,835
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	85,134	82,327
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,265	53,483
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,851	38,624
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,077	34,835
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,803	32,620
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,502	32,436
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,843	30,768
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,774	29,781
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,283	29,299
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,281	26,379
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,230	25,294
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,146	25,261
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,647	22,832
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,200	22,449
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,456	21,672
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,632	19,967
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,627	19,948
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,774	15,213
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,243	14,697
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,361	12,949
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,009	12,580
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,747	10,363
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,895	8,650
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,362	6,137
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,357	3,258
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,109,839	2,037,298
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	85,622	82,649
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	69,773	67,316
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	50,727	48,775
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	11,513	11,107
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	31,730	30,627
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	3,172,958	3,030,243
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2046	471,796	449,840
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	282,675	269,343
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	35,128	33,472
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	502,656	486,069
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	101,858	98,450
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	92,475	89,457
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	82,207	79,406
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	49,013	47,369
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	43,030	41,597
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	34,443	33,493
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	29,757	28,858
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	24,732	23,891
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	19,139	18,497
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	16,505	15,971
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	16,343	15,820
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	15,866	15,335
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,750	12,316
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,647	10,304
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,254	9,958
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,884	8,593
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,215	7,966
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,119	4,943
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,808	3,682
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,998	1,922
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	665,605	642,152
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	331,816	320,120
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	97,942	94,531
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	65,877	63,556
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	26,464	25,514
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	199,867	192,999
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	16,389	15,824
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	45,891	43,944
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	16,252	15,560
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	1,892,394	1,813,070
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	272,657	260,015
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	270,264	257,712
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	610,198	580,656
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	161,786	154,156
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,310,177	2,233,629
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	331,874	320,845
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	101,014	98,134
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	97,865	94,568
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	37,265	35,912
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,682	27,709
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	26,612	25,718
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	25,026	24,173
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	20,402	19,729
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	20,122	19,440
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	14,711	14,217
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,069	7,794
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	223,962	216,016
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	194,294	187,803
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	37,981	36,590
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	32,077	31,030
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	18,094	17,454
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	16,171	15,556
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,233	6,063
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	50,104	48,111
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	751,071	717,752
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	3,648,418	3,479,765
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	20,598	19,594
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	143,879	137,093
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	74,556	72,795
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	12,723	12,325
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	4,866	4,715
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	274,240	264,795
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	136,917	131,969
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	125,683	121,365
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	106,326	102,487
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	73,895	71,391
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	65,774	63,795
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	59,416	57,422
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	52,715	50,822
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	36,704	35,508
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	27,916	27,095
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	24,364	23,545
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,535	17,933
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,908	13,432
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,808	11,426
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,240	2,166
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	138,797	133,937
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	119,102	114,756
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	85,851	82,726
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	61,033	58,921
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,929	17,305
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	26,879	25,764
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	5,362,799	5,138,486
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,549,734	1,494,488
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	263,011	251,490
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	21,690	20,672
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,020,839	985,006
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	725,308	699,922
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	341,814	329,754
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	205,094	197,760
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	154,070	148,481
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	151,433	145,581
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	55,393	53,386
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	55,055	53,066
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	51,130	49,286
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	21,074	20,428
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	9,153	8,808
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	359,973	345,762
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	34,681,761	33,199,313
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	25,100	23,995
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	24,073	22,972
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	16,446	15,697
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	152,612	145,928
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,229,189	3,076,889
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	790,868	752,332
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	739,257	703,236
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	4,859,318	4,598,245
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	37,150	35,390
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	121,074	115,525
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,348,736	3,190,797
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,322,130	1,257,707
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	7,759	7,526
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	6,572	6,369
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	3,482	3,372
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	28,260	27,306
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	367,293	351,277
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	350,919	334,807
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	7,899	7,673
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,300	3,197
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	10,685	10,301
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	87,081	83,558
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	84,023	80,243
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	308,246	294,478
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	287,445	274,337
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	73,860	70,469
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,814,512	1,727,799
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	288,691	274,895
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	37,183	35,421
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	71,180	69,053
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	23,886	23,192
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,026	3,894
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	303,182	291,195
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	106,671	102,369
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	91,195	87,451
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	59,030	56,373
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	36,254	34,728
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	35,799	34,143
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	353,492	342,509
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	177,840	173,176
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	163,843	158,212
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	67,171	64,858
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	159,026	153,470
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	72,324	69,578
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	38,571	37,394
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,151	16,566
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,468	4,307
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	370,705	353,916
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	204,766	195,109
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	19,546	18,624
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	361,748	344,602
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	8,463	8,269
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	105,630	104,888
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	709	704
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	11,446	11,359
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	6,349	6,303
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	182,095	180,831
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	14,537	14,420
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	13,508	13,404
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	6,271	6,222
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,701	2,691
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	55,573	54,979
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	221,210	218,148
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	89,050	87,762
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	5,792	5,709
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	26,150	25,735
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,642	3,587
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	70,295	68,860
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	46,629	45,677
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	83,636	81,615
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	11,786	11,501
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	9,278	9,025
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	123,361	122,601
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	102,039	101,396
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	33,756	33,527
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	26,939	26,811
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	50,775	50,480
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	71,424	70,524
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,845	11,726
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,186	2,167
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	85,414	84,393
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,279	10,172
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,085,126	1,070,816
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	23,240	22,929
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	248,433	244,372
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	23,581	23,401
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	100,603	98,643
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	34,121	33,296
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	55,879	55,442
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	39,584	39,281
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	38,308	38,119
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	74,336	73,399
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	26,943	26,627
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	24,248	23,949
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,193	1,178
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	351,919	347,450
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	40,974	40,466
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	20,212	20,040
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	626,089	618,143
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	17,534	17,288
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	2,229	2,191
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	32,200	31,744
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,616	5,515
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	1,641,844	1,620,515
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	126,231	123,771
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	11,498	11,238
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,819	3,726
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	50,618	49,268
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	9,225	9,167
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	2,563	2,548
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,458	1,447
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	798	792
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	5,897	5,846
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	4,774	4,735
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	17,532	17,419
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	658,536	650,952
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	494	488
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	465,628	459,628
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	135,125	133,523
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	31,221	30,798
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	23,073	22,781
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	19,723	19,475
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	18,922	18,688
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	18,327	18,087
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	448,628	442,215
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	39,512	38,961
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	628,026	618,456
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,499	8,383
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,375	4,301
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	272,670	267,102
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	167,898	164,470
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	2,621	2,607
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	16,071	15,950
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	5,392	5,352
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	29,061	28,716
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	63,111	62,301
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	39,545	39,052
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,376	6,294
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,083	3,052
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	55,328	54,427
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	3,900,117	3,851,181
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	55,374	54,660
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	79,766	78,137
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	55,188	53,768
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	43,200	42,089
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	26,400	25,663
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	55,562	55,273
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	85,612	84,941
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	25,583	25,389
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,302,264	3,275,079
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	56,367	55,940
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	18,047	17,928
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	188,608	186,206
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	6,355	6,272
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	3,951	3,934
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,094	4,045
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	33,593	33,022
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,629,533	1,609,454
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	388,830	384,167
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	251,192	246,534
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	257,200	251,385
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	63,008	61,643
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	48,280	47,038
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,224	9,961
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	118,821	118,042
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	74,997	74,469
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	71,173	70,743
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	56,655	56,267
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	50,826	50,502
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	36,076	35,814
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	34,104	33,854
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	22,552	22,416
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,203,545	2,188,622
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	394,763	392,247
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	85,378	84,817
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	12,167	12,026
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,747	1,729
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	143,995	142,323
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	34,051	33,596
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,166	11,010
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,229	3,195
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	196,246	193,275
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	20,106	19,919
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	10,532	10,342
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	260,330	254,229
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	173,225	169,309
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	78,410	76,809
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	61,181	59,855
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	31,315	30,607
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	7,128	6,967
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	32,884	32,038
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,513	13,095
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	109,221	108,467
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	82,894	82,356
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	80,106	79,575
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	77,499	77,016
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	77,588	77,015
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	57,073	56,698
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	53,265	52,919
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	53,099	52,717
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	45,644	45,339
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	45,346	45,012
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	42,511	42,206
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	39,741	39,498
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	36,655	36,422
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	35,646	35,390
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	25,699	25,535
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	20,706	20,556
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,430	18,303
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,019	9,975
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,703	9,632
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,250	2,238
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	78,894	78,406
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	7,070,293	7,014,298
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	5,781	5,719
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	21,892	21,625
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	92,951	91,709
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	58,761	57,930
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	53,695	52,973
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	237,649	232,276
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	142,074	138,862
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	94,079	92,129
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	43,093	42,199
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	104,387	101,734
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	72,654	72,315
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	54,946	54,672
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	38,899	38,640
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	112,545	111,783
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	81,004	80,450
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	57,250	56,882
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	28,858	28,672
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	24,365	24,201
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	13,695	13,615
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	13,068	12,973
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,709,824	1,695,749
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	4,329	4,283
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	113,733	112,124
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	84,460	83,860
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	39,846	39,356
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	887,365	872,914
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	28,700	28,212
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	54,092	53,039
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	39,473	38,704
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,116,106	4,028,197
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	179,574	175,514
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	133,138	130,295
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	72,202	70,570
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	44,706	43,779
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	70,440	70,028
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	23,588	23,430
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	13,834	13,752
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	9,246	9,229
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	819	815
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	382	381
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	862,594	852,605
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	117,490	116,250
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	36,186	35,799
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	19,083	18,855
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,185	7,100
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,668	4,619
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	74,104	73,206
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	26,009	25,660
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	23,330	22,993
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	2,598	2,563
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	13,534	13,335
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	324,745	317,809
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	55,320	54,069
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	156,505	155,480
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	124,062	123,303
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	118,255	117,502
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	115,728	115,021
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	111,361	110,787
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	104,170	103,526
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	104,175	103,492
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	95,325	94,718
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	91,299	90,700
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	89,476	89,030
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	85,121	84,623
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	77,213	76,806
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	72,015	71,580
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	66,654	66,225
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	50,893	50,588
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	49,528	49,222
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	49,102	48,770
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	41,499	41,251
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	34,976	34,759
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	33,805	33,647
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,198	30,067
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,645	29,468
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,156	29,048
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,810	28,661
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,865	23,741
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,236	14,147
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,717	13,625
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,306	6,267
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,233	4,205
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,779	3,755
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,963	1,951
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,396	1,390
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	958	953
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	956	952
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	450	447
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	12,180	12,124
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,462,368	4,425,633
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	8,775	8,681
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	8,279	8,191
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,708	5,638
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	37,440	36,947
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	22,981	22,686
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	2,873	2,843
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	39,177	38,663
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	28,638	28,242
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	11,816	11,680
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,774	1,750
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	1,596,274	1,574,194
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,800	1,771
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	3,045	2,971
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,896,391	3,787,605
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	162,340	161,254
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	158,250	157,189
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	155,276	154,368
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	147,024	146,127
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	128,711	127,910
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	100,563	99,883
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	100,107	99,483
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	94,821	94,267
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	85,862	85,327
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	80,504	79,982
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	76,504	76,022
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	75,823	75,384
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	70,995	70,533
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	65,719	65,287
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	60,647	60,253
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	47,096	46,796
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	46,825	46,511
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	36,733	36,504
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,987	35,746
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,142	28,945
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,779	24,680
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,010	16,899
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,703	16,621
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,089	6,051
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,036	2,023
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	232,689	230,995
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	13,330	13,242
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	11,917	11,838
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	111,186	109,752
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	48,472	47,970
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,085	12,909
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	10,025	9,938
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	143,053	141,247
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	8,481	8,398
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	186,442	183,131
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	59,340	57,906
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,473	13,147
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	6,974,106	6,816,441
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	566	569
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	7,779,291	7,824,649
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	62,094	62,543
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	11,190,305	11,155,205
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	8,358,614	8,345,456
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	2,978,219	2,995,584
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	86,635	87,190
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,334,019	5,332,289
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,038,300	4,031,943
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,652,384	2,644,065
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,863,302	2,857,005
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	280,408	282,206
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	47,609	47,932
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	6,810	6,851
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	641,187	645,527
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	5,247	5,277
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,540	6,588
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	2,801	2,821
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	401,374	396,377
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	19,729,611	19,760,208
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	25,924,993	25,527,713
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	5,862	5,903
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	1,808,224	1,812,159
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	11,956,984	11,773,753
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	92,204	93,231
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,135,480	1,142,696
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	98,794	99,422
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	9,898	9,970
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	4,168	4,194
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	692,400	693,906
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	10,284	10,344
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,701	4,729
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	99,533	100,217
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	8,826	8,880
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	4,075	4,104
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,553	1,564
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	3,451	3,472
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	1,672,382	1,682,133
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (b)	914,665	916,777
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	14,366,629	14,603,625
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	9,856,372	10,065,168
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	9,660,354	9,843,865
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,008,708	2,038,078
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	8,622,978	8,811,035
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	8,371,858	8,562,286
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	10,468,151	10,637,565
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,710,482	5,827,883
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	19,372,742	19,764,968
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,231,947	7,387,407
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	10,592,511	10,767,248
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.475% 10/1/2033 (b)(c)	7,419	7,562
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	9,302	9,511
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	2,282	2,324
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	15,853	16,210
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	12,931	13,237
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	5,875	5,997
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	8,447	8,662
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	9,095	9,418
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	18,423	19,090
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	18,198	18,817
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,441	3,554
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	336,344	349,004
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	330,778	343,575
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	24,826	25,839
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	9,608,728	9,927,654
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	134,740	139,075
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	17,619	18,155
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	21,486	22,241
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	19,556	20,240
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,466	3,582
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,026	3,115
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,018	2,089
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,541	1,594
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	995	1,031
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	633	656
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	261	270
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	315,903	327,396
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	5,270,327	5,480,106
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	103,564	106,975
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	46,152	47,598
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	41,919	43,183
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,983	6,199
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	4,662	4,830
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,603	1,658
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,420	1,471
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	58,142	60,474
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	14,430,544	14,986,896
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	5,314,405	5,525,938
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,154,107	2,241,195
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	139,288	144,947
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	12,720	13,097
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	115,919	120,459
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	10,498	10,907
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	6,786,150	7,047,781
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	19,332,025	20,121,149
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	18,970,994	19,775,023
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	9,284,842	9,576,073
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	9,174,217	9,563,038
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	4,840	4,972
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	6,752	6,982
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	21,468	22,238
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	398,337	413,562
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	7,595,694	7,912,867
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	4,695,145	4,895,602
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	528	543
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	31,376	32,346
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	15,534	16,081
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	8,783	9,078
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	230	235
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	204,488	211,531
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	10,033,572	10,403,944
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	20,483,179	21,304,888
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	57,536	59,464
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	20,537	21,195
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	20,306	20,979
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,887	2,981
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,302	1,346
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,097	1,133
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	504	515
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	54,557	56,705
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	1,067,793	1,108,918
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,335,250	2,421,452
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,672,351	17,315,134
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	14,482	14,965
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	12,209	12,607
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	9,309	9,612
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,519	4,668
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	768	793
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	413	426
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	63,210	65,029
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2026	135	135
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	16,664	17,018
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	39,329	40,660
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	27,080	27,995
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	24,324	25,107
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,671	6,910
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,810	3,942
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,862	2,956
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	374	384
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	24,943	25,905
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	4,816,210	5,012,429
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	6,707	7,025
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,274	1,324
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,245	1,302
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	28,984	30,346
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	844	885
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	55,783	57,945
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	544,643	565,752
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	3,922	4,112
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	4,775,338	5,037,649
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,146,175	2,265,473
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,250	1,305
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	8,918	9,341
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,572,178	2,677,901
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	191	199
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	2,361	2,481
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	11,363,596	11,928,921
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	8,799,392	9,285,497
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	3,470	3,604
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	223	234
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	9,974,018	10,525,013
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	2,808	2,934
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,734,887	5,973,293
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,239,738	5,527,559
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	3,479,530	3,671,750
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	162,628	168,932
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	30,785	31,978
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	67,577	70,196
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,959	2,050
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	12,051,686	12,709,925
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,397,951	7,705,492
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,289,277	3,457,624
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	8,825,736	9,327,087
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	15,804	16,546
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,394	3,554
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	563	590
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	502,165	521,628
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	392,656	407,875
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	89,773	93,252
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,017,618	4,238,684
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	14,638,742	15,456,580
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	11,259,389	11,902,503
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	1,055	1,104
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	320	333
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	10,192,339	10,736,283
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (b)	185,527	191,467
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	922	923
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	71	75
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	52	55
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	225	238
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	2	1
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	2,926	3,092
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	676	715
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	43	45
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	603,395	648,715
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,553,642	3,815,553
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	3,063,729	3,276,608
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	2,217,945	2,375,175
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	1,693,539	1,811,874
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	461,293	492,617
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	357	357
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	145	154
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	76	80
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	1,091	1,153
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	433	458
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	342	361
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	614	649
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	599	633
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,067	1,127
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	825	872
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	110	116
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	805,993	864,263
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	644,125	689,223
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	329,684	350,042
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	176	186
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	108	114
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	271	273
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	200	212
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	170	180
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	3,075	3,249
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	672	711
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	291,011	311,127
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	1,021,621	1,084,784
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	624,998	670,427
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	526,801	561,693
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	436,886	464,819
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	411,216	438,927
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	397,533	422,584
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	389,178	413,027
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	372	372
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	119	121
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	2,635	2,785
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,331	1,407
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	664	701
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	213,501	228,115
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	622,553	663,554
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	593,659	633,665
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	392,083	420,129
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	373,613	396,596
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,259	1,331
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	624	660
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	276	292
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	2,641	2,791
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	1,570	1,659
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	55	58
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	809	855
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	5,338	5,642
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	267	282
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	534,483	573,542
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	636,847	679,256
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	295,336	316,217
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	55	58
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	20,083	21,224
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	1,288	1,361
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	632	668
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	263	278
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	3,500	3,699
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	185,346	199,267
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	421,613	450,117
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	384,516	411,534
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	169	179
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	639	675
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,777	1,878
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	109	115
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	429,027	460,379
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	346,186	369,802
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	1,356,412	1,445,637
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	10,905	11,525
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	172	182
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	31,441	33,228
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	961	1,016
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	895	946
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	201	213
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	199	210
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	140	148
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	24	26
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	187,317	200,894
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	4,906	5,185
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	3,194	3,376
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	817	864
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	19,038	20,120
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	7,090	7,493
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,843	4,061
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,833	1,937
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	663	700
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	541	571
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	58	61
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	49	51
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,025	1,084
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	5,233	5,531
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	56	56
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1	0
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	1,350	1,426
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	379	400
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	1,123	1,187
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	414	438
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,631	2,780
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,411	2,548
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	578	611
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	297	314
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	10,060	10,667
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	325	325
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	972	977
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	584	617
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	512	541
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	645	682
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	214	226
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	41	41
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	1,489	1,574
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	224	237
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	33,922	35,850
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	8,532	9,017
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,491	2,632
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	255	270
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	46	48
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	304,465	326,476
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	548,445	587,925
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	545,865	581,721
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	533,669	569,041
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	421,827	453,806
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	978	978
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	221	222
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,379	1,457
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,114	1,177
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	680	719
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	19	21
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	221	233
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	4,943	5,224
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	7,898	8,347
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	756	799
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	373	394
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	158	159
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	6,486	6,855
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	311,425	333,210
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	357,209	379,657
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	668	668
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,740	1,763
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,323	1,341
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	813	820
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	612	621
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	527	534
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	342	347
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	200	203
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	163	166
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	126	127
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	627	636
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	408	412
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	133	135
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	107	108
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	339	345
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	78	80
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	5,863	6,074
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	714	737
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	428	432
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	368	372
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	350	353
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	136	138
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	101	103
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	88	89
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	74	74
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	65	65
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	369	373
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	394	406
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	113	115
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,517	1,577
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	607	617
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	428	434
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	766	778
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	425	435
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	2,975	3,107
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	433	435
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	421	424
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	322	328
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	93	94
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	38	38
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,286	2,358
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	137	142
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	1,262	1,316
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1,939	1,954
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	482	491
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	534	540
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	350	366
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	545	554
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	2,134	2,250
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	388	409
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1,604	1,618
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	115	116
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	88	88
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	203	206
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	262	269
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,048	1,101
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	556	560
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	122	124
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	990	1,011
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	443	467
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	236	248
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	110	115
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	95	99
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	82	87
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	223	225
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	217	218
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	71	71
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	344	355
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	299	306
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	213	215
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	47	47
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	256	262
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,930	1,991
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	363	371
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	184	188
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	85	88
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	60	62
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	21,841	22,173
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	718	747
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	5,839	6,150
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	136	137
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1,287	1,305
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	444	451
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	113	114
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	49	49
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,979	2,041
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	996	1,026
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	159	164
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	133	137
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	1,481	1,565
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	21,940	23,337
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	3,744	3,940
Federal Home Loan Bank 6% 3/1/2056	2,969,414	3,090,624
Freddie Mac 7% 1/1/2055	411,134	439,701
Freddie Mac Gold Pool 1.5% 1/1/2036	6,829,518	6,159,420
Freddie Mac Gold Pool 1.5% 1/1/2051	29,182,368	22,362,644
Freddie Mac Gold Pool 1.5% 1/1/2051	3,979,611	3,068,257
Freddie Mac Gold Pool 1.5% 11/1/2035	6,659,777	6,006,335
Freddie Mac Gold Pool 1.5% 11/1/2050	365,568	282,764
Freddie Mac Gold Pool 1.5% 12/1/2035	7,571,608	6,828,698
Freddie Mac Gold Pool 1.5% 12/1/2040	841,520	712,312
Freddie Mac Gold Pool 1.5% 12/1/2050	234,192	181,146
Freddie Mac Gold Pool 1.5% 12/1/2050	75,557	58,514
Freddie Mac Gold Pool 1.5% 2/1/2041	1,461,287	1,234,930
Freddie Mac Gold Pool 1.5% 2/1/2051	29,741,349	22,790,995
Freddie Mac Gold Pool 1.5% 3/1/2041	1,476,449	1,246,794
Freddie Mac Gold Pool 1.5% 3/1/2051	96,856	75,039
Freddie Mac Gold Pool 1.5% 4/1/2041	1,510,313	1,274,467
Freddie Mac Gold Pool 1.5% 4/1/2051 (h)	43,947,798	33,636,291
Freddie Mac Gold Pool 1.5% 6/1/2051	226,475	175,460
Freddie Mac Gold Pool 1.5% 7/1/2035	2,361,318	2,136,272
Freddie Mac Gold Pool 1.5% 8/1/2035	5,456,326	4,931,194
Freddie Mac Gold Pool 1.5% 8/1/2051	175,125	134,419
Freddie Mac Gold Pool 2% 1/1/2051	2,072,216	1,675,403
Freddie Mac Gold Pool 2% 1/1/2051	2,065,806	1,675,385
Freddie Mac Gold Pool 2% 1/1/2051	999,990	808,500
Freddie Mac Gold Pool 2% 1/1/2051	472,372	384,278
Freddie Mac Gold Pool 2% 1/1/2051	329,778	268,277
Freddie Mac Gold Pool 2% 1/1/2052	248,064	200,019
Freddie Mac Gold Pool 2% 10/1/2041	761,112	658,880
Freddie Mac Gold Pool 2% 10/1/2051	24,522,286	19,964,402
Freddie Mac Gold Pool 2% 10/1/2051	1,369,925	1,116,157
Freddie Mac Gold Pool 2% 11/1/2050	107,665	86,274
Freddie Mac Gold Pool 2% 11/1/2050	26,435	21,423
Freddie Mac Gold Pool 2% 11/1/2051	35,546,181	28,939,319
Freddie Mac Gold Pool 2% 11/1/2051	4,824,452	3,930,761
Freddie Mac Gold Pool 2% 11/1/2051	1,824,623	1,486,626
Freddie Mac Gold Pool 2% 11/1/2051	1,139,818	928,675
Freddie Mac Gold Pool 2% 12/1/2051	16,859,044	13,725,504
Freddie Mac Gold Pool 2% 2/1/2051	24,200,589	19,853,752
Freddie Mac Gold Pool 2% 2/1/2051	18,793,332	15,194,559
Freddie Mac Gold Pool 2% 2/1/2051	4,096,812	3,281,579
Freddie Mac Gold Pool 2% 2/1/2052	19,629,551	15,968,797
Freddie Mac Gold Pool 2% 2/1/2052	13,463,938	10,784,722
Freddie Mac Gold Pool 2% 2/1/2052	259,274	207,680
Freddie Mac Gold Pool 2% 3/1/2041	3,450,515	3,017,830
Freddie Mac Gold Pool 2% 3/1/2051	26,132,883	21,128,645
Freddie Mac Gold Pool 2% 5/1/2051	19,143,262	15,668,913
Freddie Mac Gold Pool 2% 5/1/2051	16,478,386	13,312,608
Freddie Mac Gold Pool 2% 5/1/2051	2,263,681	1,846,474
Freddie Mac Gold Pool 2% 5/1/2051	838,994	679,906
Freddie Mac Gold Pool 2% 6/1/2050	15,921,248	12,986,890
Freddie Mac Gold Pool 2% 7/1/2041	19,231,592	16,719,694
Freddie Mac Gold Pool 2% 7/1/2041	16,073	13,948
Freddie Mac Gold Pool 2% 7/1/2051	1,671,758	1,350,063
Freddie Mac Gold Pool 2% 7/1/2051	1,280,438	1,044,048
Freddie Mac Gold Pool 2% 8/1/2050	13,510,236	10,944,243
Freddie Mac Gold Pool 2% 8/1/2050	655,653	534,404
Freddie Mac Gold Pool 2% 9/1/2050	57,541,287	46,612,500
Freddie Mac Gold Pool 2% 9/1/2051	22,067	17,676
Freddie Mac Gold Pool 2.5% 1/1/2031	14,030	13,575
Freddie Mac Gold Pool 2.5% 1/1/2032	131,655	126,545
Freddie Mac Gold Pool 2.5% 1/1/2033	47,299	45,243
Freddie Mac Gold Pool 2.5% 1/1/2041	7,465,857	6,700,561
Freddie Mac Gold Pool 2.5% 10/1/2031	1,375,533	1,328,414
Freddie Mac Gold Pool 2.5% 11/1/2031	1,560,199	1,502,505
Freddie Mac Gold Pool 2.5% 11/1/2032	690,242	660,175
Freddie Mac Gold Pool 2.5% 11/1/2041	12,996,182	11,605,470
Freddie Mac Gold Pool 2.5% 11/1/2041	1,308,910	1,170,499
Freddie Mac Gold Pool 2.5% 11/1/2041	1,268,734	1,135,961
Freddie Mac Gold Pool 2.5% 12/1/2031	10,376	9,979
Freddie Mac Gold Pool 2.5% 12/1/2051	19,683,458	16,784,342
Freddie Mac Gold Pool 2.5% 2/1/2042	2,421,941	2,173,808
Freddie Mac Gold Pool 2.5% 2/1/2051	21,119,313	18,107,711
Freddie Mac Gold Pool 2.5% 4/1/2042	912,543	813,329
Freddie Mac Gold Pool 2.5% 4/1/2052	2,691,355	2,300,841
Freddie Mac Gold Pool 2.5% 5/1/2030	5,801	5,646
Freddie Mac Gold Pool 2.5% 5/1/2041	5,112,349	4,614,468
Freddie Mac Gold Pool 2.5% 5/1/2051	48,159,758	41,216,955
Freddie Mac Gold Pool 2.5% 6/1/2031	668,573	646,857
Freddie Mac Gold Pool 2.5% 6/1/2031	226,486	218,723
Freddie Mac Gold Pool 2.5% 6/1/2040	738,693	667,958
Freddie Mac Gold Pool 2.5% 6/1/2041	1,075,606	961,540
Freddie Mac Gold Pool 2.5% 7/1/2031	387,074	374,018
Freddie Mac Gold Pool 2.5% 7/1/2051	13,791,876	11,769,133
Freddie Mac Gold Pool 2.5% 7/1/2051	6,851,370	5,874,369
Freddie Mac Gold Pool 2.5% 8/1/2031	665,314	642,518
Freddie Mac Gold Pool 2.5% 8/1/2041	1,025,872	917,535
Freddie Mac Gold Pool 2.5% 8/1/2050	10,706,321	9,176,260
Freddie Mac Gold Pool 2.5% 9/1/2041	2,233,650	2,004,859
Freddie Mac Gold Pool 3% 1/1/2033	6,349	6,134
Freddie Mac Gold Pool 3% 1/1/2033	4,952	4,795
Freddie Mac Gold Pool 3% 1/1/2034	33,535	32,425
Freddie Mac Gold Pool 3% 1/1/2043	307,527	281,683
Freddie Mac Gold Pool 3% 1/1/2043	25,752	23,433
Freddie Mac Gold Pool 3% 1/1/2052	6,401,790	5,646,860
Freddie Mac Gold Pool 3% 1/1/2052	1,064,932	936,355
Freddie Mac Gold Pool 3% 1/1/2052	658,227	578,754
Freddie Mac Gold Pool 3% 10/1/2042	49,133	44,907
Freddie Mac Gold Pool 3% 10/1/2049	18,821	16,636
Freddie Mac Gold Pool 3% 10/1/2051	8,789,245	7,782,987
Freddie Mac Gold Pool 3% 11/1/2042	33,294	30,719
Freddie Mac Gold Pool 3% 11/1/2049	32,719,509	29,137,135
Freddie Mac Gold Pool 3% 11/1/2050	1,688,796	1,489,644
Freddie Mac Gold Pool 3% 11/1/2051	6,231,710	5,489,047
Freddie Mac Gold Pool 3% 12/1/2030	628,813	613,667
Freddie Mac Gold Pool 3% 12/1/2032	2,090,821	2,034,081
Freddie Mac Gold Pool 3% 12/1/2032	277,675	269,201
Freddie Mac Gold Pool 3% 12/1/2042	3,758,241	3,444,466
Freddie Mac Gold Pool 3% 12/1/2042	32,390	29,691
Freddie Mac Gold Pool 3% 12/1/2042	11,883	10,864
Freddie Mac Gold Pool 3% 12/1/2046	22,631,789	20,298,999
Freddie Mac Gold Pool 3% 12/1/2050	13,843,139	12,210,688
Freddie Mac Gold Pool 3% 2/1/2032	66,914	64,995
Freddie Mac Gold Pool 3% 2/1/2032	58,466	56,814
Freddie Mac Gold Pool 3% 2/1/2033	601,883	588,283
Freddie Mac Gold Pool 3% 2/1/2034	3,134	3,016
Freddie Mac Gold Pool 3% 2/1/2037	929,042	881,138
Freddie Mac Gold Pool 3% 2/1/2037	52,165	49,475
Freddie Mac Gold Pool 3% 2/1/2043	350,421	322,245
Freddie Mac Gold Pool 3% 2/1/2043	174,238	159,750
Freddie Mac Gold Pool 3% 2/1/2043	72,200	65,960
Freddie Mac Gold Pool 3% 2/1/2043	18,180	16,624
Freddie Mac Gold Pool 3% 2/1/2050	76,149	67,312
Freddie Mac Gold Pool 3% 2/1/2052	2,729,697	2,400,121
Freddie Mac Gold Pool 3% 2/1/2052	1,383,456	1,216,421
Freddie Mac Gold Pool 3% 3/1/2032	27,545	26,760
Freddie Mac Gold Pool 3% 3/1/2033	494,365	478,371
Freddie Mac Gold Pool 3% 3/1/2043	80,534	73,793
Freddie Mac Gold Pool 3% 3/1/2052	13,969,790	12,283,114
Freddie Mac Gold Pool 3% 3/1/2052	541,306	475,951
Freddie Mac Gold Pool 3% 3/1/2052	30,243	26,686
Freddie Mac Gold Pool 3% 4/1/2032	64,207	62,566
Freddie Mac Gold Pool 3% 4/1/2032	21,314	20,754
Freddie Mac Gold Pool 3% 4/1/2033	20,282	19,618
Freddie Mac Gold Pool 3% 4/1/2033	9,581	9,271
Freddie Mac Gold Pool 3% 4/1/2034	1,055,897	1,018,779
Freddie Mac Gold Pool 3% 4/1/2038	204,661	192,998
Freddie Mac Gold Pool 3% 4/1/2043	31,079	28,471
Freddie Mac Gold Pool 3% 4/1/2045	189,393	170,243
Freddie Mac Gold Pool 3% 4/1/2045	127,067	114,295
Freddie Mac Gold Pool 3% 4/1/2046	393,338	353,338
Freddie Mac Gold Pool 3% 4/1/2046	356,126	320,537
Freddie Mac Gold Pool 3% 4/1/2052	11,488,862	10,245,337
Freddie Mac Gold Pool 3% 5/1/2033	30,715	29,721
Freddie Mac Gold Pool 3% 5/1/2045	201,810	182,235
Freddie Mac Gold Pool 3% 5/1/2046	6,156,559	5,535,416
Freddie Mac Gold Pool 3% 5/1/2046	965,616	867,825
Freddie Mac Gold Pool 3% 5/1/2051	5,749,583	5,069,767
Freddie Mac Gold Pool 3% 6/1/2031	433,735	422,977
Freddie Mac Gold Pool 3% 6/1/2031	165,439	161,409
Freddie Mac Gold Pool 3% 6/1/2031	96,213	93,789
Freddie Mac Gold Pool 3% 6/1/2031	57,036	55,757
Freddie Mac Gold Pool 3% 6/1/2031	55,555	54,114
Freddie Mac Gold Pool 3% 6/1/2031	43,079	41,946
Freddie Mac Gold Pool 3% 6/1/2031	36,681	35,858
Freddie Mac Gold Pool 3% 6/1/2046	6,191,028	5,556,752
Freddie Mac Gold Pool 3% 6/1/2050	15,549,459	13,832,412
Freddie Mac Gold Pool 3% 6/1/2052	1,729,542	1,520,722
Freddie Mac Gold Pool 3% 7/1/2032	96,090	93,383
Freddie Mac Gold Pool 3% 7/1/2033	15,360	14,883
Freddie Mac Gold Pool 3% 7/1/2045	425,675	385,025
Freddie Mac Gold Pool 3% 7/1/2045	155,056	143,177
Freddie Mac Gold Pool 3% 7/1/2045	28,439	25,809
Freddie Mac Gold Pool 3% 8/1/2032	142,400	138,341
Freddie Mac Gold Pool 3% 8/1/2032	83,284	80,908
Freddie Mac Gold Pool 3% 8/1/2042	70,108	64,474
Freddie Mac Gold Pool 3% 8/1/2042	54,292	49,698
Freddie Mac Gold Pool 3% 8/1/2045	211,241	190,686
Freddie Mac Gold Pool 3% 8/1/2045	126,426	114,814
Freddie Mac Gold Pool 3% 9/1/2033	20,750	20,015
Freddie Mac Gold Pool 3% 9/1/2049	69,873	62,398
Freddie Mac Gold Pool 3% 9/1/2051	5,546,832	4,890,989
Freddie Mac Gold Pool 3.5% 1/1/2032	104,051	102,076
Freddie Mac Gold Pool 3.5% 1/1/2046	834,341	774,228
Freddie Mac Gold Pool 3.5% 1/1/2046	29,668	27,541
Freddie Mac Gold Pool 3.5% 1/1/2046	24,263	22,564
Freddie Mac Gold Pool 3.5% 1/1/2048	25,325	23,539
Freddie Mac Gold Pool 3.5% 10/1/2040	49,755	46,862
Freddie Mac Gold Pool 3.5% 10/1/2042	230,519	216,623
Freddie Mac Gold Pool 3.5% 10/1/2042	42,264	39,728
Freddie Mac Gold Pool 3.5% 10/1/2042	30,882	28,975
Freddie Mac Gold Pool 3.5% 10/1/2044	65,179	60,345
Freddie Mac Gold Pool 3.5% 10/1/2045	175,909	162,927
Freddie Mac Gold Pool 3.5% 10/1/2047	102,122	94,920
Freddie Mac Gold Pool 3.5% 10/1/2051	4,972,817	4,567,729
Freddie Mac Gold Pool 3.5% 11/1/2033	820,361	794,804
Freddie Mac Gold Pool 3.5% 11/1/2040	103,463	97,685
Freddie Mac Gold Pool 3.5% 11/1/2044	1,498,859	1,396,069
Freddie Mac Gold Pool 3.5% 11/1/2044	9,637	9,038
Freddie Mac Gold Pool 3.5% 11/1/2045	103,968	96,867
Freddie Mac Gold Pool 3.5% 11/1/2047	747,333	694,629
Freddie Mac Gold Pool 3.5% 11/1/2047	103,317	96,084
Freddie Mac Gold Pool 3.5% 11/1/2051	536,451	488,795
Freddie Mac Gold Pool 3.5% 12/1/2033	738,192	719,939
Freddie Mac Gold Pool 3.5% 12/1/2040	99,374	93,798
Freddie Mac Gold Pool 3.5% 12/1/2045	3,667,921	3,404,203
Freddie Mac Gold Pool 3.5% 12/1/2045	698,844	648,835
Freddie Mac Gold Pool 3.5% 12/1/2046	1,159,780	1,077,138
Freddie Mac Gold Pool 3.5% 12/1/2047	172,660	160,484
Freddie Mac Gold Pool 3.5% 2/1/2034	4,272,771	4,168,520
Freddie Mac Gold Pool 3.5% 2/1/2043	2,967,012	2,784,124
Freddie Mac Gold Pool 3.5% 2/1/2043	1,067,788	1,004,713
Freddie Mac Gold Pool 3.5% 2/1/2043	407,481	384,628
Freddie Mac Gold Pool 3.5% 2/1/2045	6,930	6,497
Freddie Mac Gold Pool 3.5% 2/1/2046	2,825,696	2,624,543
Freddie Mac Gold Pool 3.5% 2/1/2052	1,544,613	1,416,375
Freddie Mac Gold Pool 3.5% 3/1/2032	1,882,627	1,845,860
Freddie Mac Gold Pool 3.5% 3/1/2045	1,935,481	1,804,721
Freddie Mac Gold Pool 3.5% 3/1/2045	542,817	506,835
Freddie Mac Gold Pool 3.5% 3/1/2045	405,645	378,710
Freddie Mac Gold Pool 3.5% 3/1/2045	180,045	169,197
Freddie Mac Gold Pool 3.5% 3/1/2046	937,530	874,042
Freddie Mac Gold Pool 3.5% 3/1/2052	18,123,607	16,613,265
Freddie Mac Gold Pool 3.5% 3/1/2052	15,566,591	14,254,746
Freddie Mac Gold Pool 3.5% 3/1/2052	7,204,178	6,607,190
Freddie Mac Gold Pool 3.5% 4/1/2040	122,696	115,965
Freddie Mac Gold Pool 3.5% 4/1/2042	9,069,000	8,564,782
Freddie Mac Gold Pool 3.5% 4/1/2042	85,796	80,791
Freddie Mac Gold Pool 3.5% 4/1/2043	1,350,522	1,266,783
Freddie Mac Gold Pool 3.5% 4/1/2043	530,918	498,709
Freddie Mac Gold Pool 3.5% 4/1/2046	4,258,477	3,957,640
Freddie Mac Gold Pool 3.5% 4/1/2046	1,574,299	1,462,528
Freddie Mac Gold Pool 3.5% 4/1/2046	1,339,550	1,242,757
Freddie Mac Gold Pool 3.5% 5/1/2033	519,123	507,148
Freddie Mac Gold Pool 3.5% 5/1/2034	865,218	842,227
Freddie Mac Gold Pool 3.5% 5/1/2034	335,275	326,541
Freddie Mac Gold Pool 3.5% 5/1/2040	227,603	215,203
Freddie Mac Gold Pool 3.5% 5/1/2040	24,252	22,923
Freddie Mac Gold Pool 3.5% 5/1/2045	4,625,358	4,306,400
Freddie Mac Gold Pool 3.5% 5/1/2045	273,085	254,290
Freddie Mac Gold Pool 3.5% 5/1/2045	145,161	135,384
Freddie Mac Gold Pool 3.5% 5/1/2045	64,102	60,356
Freddie Mac Gold Pool 3.5% 5/1/2046	5,412,890	5,038,672
Freddie Mac Gold Pool 3.5% 5/1/2046	3,530,349	3,277,777
Freddie Mac Gold Pool 3.5% 5/1/2046	1,874,229	1,737,486
Freddie Mac Gold Pool 3.5% 5/1/2046	4,736	4,401
Freddie Mac Gold Pool 3.5% 6/1/2032	4,004,648	3,923,111
Freddie Mac Gold Pool 3.5% 6/1/2040	206,836	195,875
Freddie Mac Gold Pool 3.5% 6/1/2042	38,896	36,606
Freddie Mac Gold Pool 3.5% 6/1/2043	31,723	29,731
Freddie Mac Gold Pool 3.5% 6/1/2045	7,812,292	7,290,075
Freddie Mac Gold Pool 3.5% 6/1/2045	5,499,837	5,124,402
Freddie Mac Gold Pool 3.5% 6/1/2045	885,163	826,372
Freddie Mac Gold Pool 3.5% 6/1/2045	437,595	408,715
Freddie Mac Gold Pool 3.5% 6/1/2045	8,547	7,980
Freddie Mac Gold Pool 3.5% 7/1/2032	4,545,823	4,452,025
Freddie Mac Gold Pool 3.5% 7/1/2032	2,735,851	2,680,940
Freddie Mac Gold Pool 3.5% 7/1/2040	19,777	18,663
Freddie Mac Gold Pool 3.5% 7/1/2042	1,012,012	950,301
Freddie Mac Gold Pool 3.5% 7/1/2045	10,446	9,722
Freddie Mac Gold Pool 3.5% 7/1/2046	216,340	201,194
Freddie Mac Gold Pool 3.5% 7/1/2046	6,769	6,299
Freddie Mac Gold Pool 3.5% 7/1/2047	1,783,668	1,659,551
Freddie Mac Gold Pool 3.5% 8/1/2034	1,476,877	1,436,905
Freddie Mac Gold Pool 3.5% 8/1/2034	256,089	249,290
Freddie Mac Gold Pool 3.5% 8/1/2038	42,303	40,642
Freddie Mac Gold Pool 3.5% 8/1/2040	132,645	125,397
Freddie Mac Gold Pool 3.5% 8/1/2042	821,266	771,876
Freddie Mac Gold Pool 3.5% 8/1/2046	17,612	16,384
Freddie Mac Gold Pool 3.5% 8/1/2047	2,776,683	2,583,466
Freddie Mac Gold Pool 3.5% 8/1/2047	331,814	308,413
Freddie Mac Gold Pool 3.5% 8/1/2047	208,455	193,950
Freddie Mac Gold Pool 3.5% 8/1/2051	6,747,620	6,200,063
Freddie Mac Gold Pool 3.5% 9/1/2040	90,085	85,351
Freddie Mac Gold Pool 3.5% 9/1/2042	4,172,182	3,914,216
Freddie Mac Gold Pool 3.5% 9/1/2042	1,253,682	1,175,930
Freddie Mac Gold Pool 3.5% 9/1/2042	12,330	11,567
Freddie Mac Gold Pool 3.5% 9/1/2046	5,042,922	4,693,035
Freddie Mac Gold Pool 3.5% 9/1/2046	2,222,882	2,067,265
Freddie Mac Gold Pool 3.5% 9/1/2046	1,788,153	1,664,659
Freddie Mac Gold Pool 3.5% 9/1/2047	55,896	51,954
Freddie Mac Gold Pool 3.5% 9/1/2047	46,145	42,890
Freddie Mac Gold Pool 3.5% 9/1/2051	886,153	811,751
Freddie Mac Gold Pool 4% 1/1/2036	5,508,798	5,416,997
Freddie Mac Gold Pool 4% 1/1/2039	35,404	34,515
Freddie Mac Gold Pool 4% 1/1/2041	159,961	155,261
Freddie Mac Gold Pool 4% 1/1/2041	43,210	41,800
Freddie Mac Gold Pool 4% 1/1/2041	24,251	23,476
Freddie Mac Gold Pool 4% 1/1/2042	31,065	30,004
Freddie Mac Gold Pool 4% 1/1/2043	83,030	79,811
Freddie Mac Gold Pool 4% 1/1/2044	232,213	222,569
Freddie Mac Gold Pool 4% 1/1/2044	186,548	179,227
Freddie Mac Gold Pool 4% 10/1/2041	2,667,667	2,578,220
Freddie Mac Gold Pool 4% 10/1/2041	318,469	307,932
Freddie Mac Gold Pool 4% 10/1/2041	136,746	132,203
Freddie Mac Gold Pool 4% 10/1/2041	18,102	17,503
Freddie Mac Gold Pool 4% 10/1/2042	116,112	111,912
Freddie Mac Gold Pool 4% 10/1/2042	61,227	59,536
Freddie Mac Gold Pool 4% 10/1/2042	43,700	42,008
Freddie Mac Gold Pool 4% 10/1/2043	579,748	556,600
Freddie Mac Gold Pool 4% 10/1/2043	202,083	193,705
Freddie Mac Gold Pool 4% 10/1/2043	89,444	85,763
Freddie Mac Gold Pool 4% 10/1/2043	79,550	76,640
Freddie Mac Gold Pool 4% 10/1/2044	33,482	32,051
Freddie Mac Gold Pool 4% 10/1/2045	12,459	11,962
Freddie Mac Gold Pool 4% 10/1/2052	5,242,161	4,970,758
Freddie Mac Gold Pool 4% 11/1/2040	2,411,273	2,333,345
Freddie Mac Gold Pool 4% 11/1/2041	442,500	427,124
Freddie Mac Gold Pool 4% 11/1/2041	44,978	43,853
Freddie Mac Gold Pool 4% 11/1/2041	18,184	17,582
Freddie Mac Gold Pool 4% 11/1/2042	4,865,599	4,705,159
Freddie Mac Gold Pool 4% 11/1/2042	507,183	489,396
Freddie Mac Gold Pool 4% 11/1/2042	443,302	426,612
Freddie Mac Gold Pool 4% 11/1/2042	370,312	357,803
Freddie Mac Gold Pool 4% 11/1/2042	276,827	267,164
Freddie Mac Gold Pool 4% 11/1/2042	158,308	152,239
Freddie Mac Gold Pool 4% 11/1/2042	13,510	13,268
Freddie Mac Gold Pool 4% 11/1/2043	552,611	532,532
Freddie Mac Gold Pool 4% 11/1/2047	258,690	246,467
Freddie Mac Gold Pool 4% 11/1/2051	61,521	58,620
Freddie Mac Gold Pool 4% 12/1/2040	80,790	78,334
Freddie Mac Gold Pool 4% 12/1/2040	33,762	32,692
Freddie Mac Gold Pool 4% 12/1/2042	874,027	844,619
Freddie Mac Gold Pool 4% 12/1/2042	224,880	216,272
Freddie Mac Gold Pool 4% 12/1/2042	98,620	95,322
Freddie Mac Gold Pool 4% 12/1/2045	1,233,922	1,180,428
Freddie Mac Gold Pool 4% 12/1/2045	389,215	375,157
Freddie Mac Gold Pool 4% 12/1/2047	6,804,141	6,482,654
Freddie Mac Gold Pool 4% 2/1/2041	119,908	116,122
Freddie Mac Gold Pool 4% 2/1/2041	3,281	3,172
Freddie Mac Gold Pool 4% 2/1/2042	5,452,006	5,262,776
Freddie Mac Gold Pool 4% 2/1/2042	203,643	197,011
Freddie Mac Gold Pool 4% 2/1/2043	418,037	402,286
Freddie Mac Gold Pool 4% 2/1/2043	317,120	304,821
Freddie Mac Gold Pool 4% 2/1/2043	252,335	242,283
Freddie Mac Gold Pool 4% 2/1/2043	137,190	131,752
Freddie Mac Gold Pool 4% 2/1/2044	245,109	235,526
Freddie Mac Gold Pool 4% 2/1/2044	133,373	128,361
Freddie Mac Gold Pool 4% 2/1/2044	94,648	90,677
Freddie Mac Gold Pool 4% 2/1/2045	2,596,014	2,496,808
Freddie Mac Gold Pool 4% 2/1/2046	1,250,058	1,198,763
Freddie Mac Gold Pool 4% 2/1/2046	72,433	69,600
Freddie Mac Gold Pool 4% 2/1/2048	331,333	315,678
Freddie Mac Gold Pool 4% 2/1/2048	222,032	211,472
Freddie Mac Gold Pool 4% 2/1/2052	31,184	29,664
Freddie Mac Gold Pool 4% 2/1/2052	25,681	24,469
Freddie Mac Gold Pool 4% 2/1/2053	8,714,117	8,246,621
Freddie Mac Gold Pool 4% 3/1/2042	217,899	210,200
Freddie Mac Gold Pool 4% 3/1/2042	212,102	204,904
Freddie Mac Gold Pool 4% 3/1/2042	51,270	49,321
Freddie Mac Gold Pool 4% 3/1/2043	138,991	134,323
Freddie Mac Gold Pool 4% 3/1/2043	84,841	81,537
Freddie Mac Gold Pool 4% 3/1/2044	296,198	283,988
Freddie Mac Gold Pool 4% 4/1/2040	6,255	6,112
Freddie Mac Gold Pool 4% 4/1/2042	3,237,974	3,124,030
Freddie Mac Gold Pool 4% 4/1/2042	2,378,346	2,298,251
Freddie Mac Gold Pool 4% 4/1/2042	95,004	91,397
Freddie Mac Gold Pool 4% 4/1/2042	68,180	66,042
Freddie Mac Gold Pool 4% 4/1/2042	51,265	49,338
Freddie Mac Gold Pool 4% 4/1/2042	39,892	38,376
Freddie Mac Gold Pool 4% 4/1/2043	323,049	311,566
Freddie Mac Gold Pool 4% 4/1/2043	220,444	212,400
Freddie Mac Gold Pool 4% 4/1/2043	81,612	79,329
Freddie Mac Gold Pool 4% 4/1/2045	6,171	5,916
Freddie Mac Gold Pool 4% 4/1/2046	1,015,527	971,096
Freddie Mac Gold Pool 4% 4/1/2048	947,985	902,898
Freddie Mac Gold Pool 4% 4/1/2048	748,925	713,306
Freddie Mac Gold Pool 4% 4/1/2048	440,235	419,297
Freddie Mac Gold Pool 4% 4/1/2048	162,366	154,643
Freddie Mac Gold Pool 4% 4/1/2048	47,329	45,078
Freddie Mac Gold Pool 4% 4/1/2052	61,548	58,536
Freddie Mac Gold Pool 4% 4/1/2052	45,308	43,091
Freddie Mac Gold Pool 4% 5/1/2037	641,663	628,564
Freddie Mac Gold Pool 4% 5/1/2042	382,840	370,618
Freddie Mac Gold Pool 4% 5/1/2043	240,553	231,157
Freddie Mac Gold Pool 4% 5/1/2043	100,716	96,627
Freddie Mac Gold Pool 4% 5/1/2043	98,506	94,550
Freddie Mac Gold Pool 4% 5/1/2043	88,570	84,993
Freddie Mac Gold Pool 4% 5/1/2043	29,164	28,053
Freddie Mac Gold Pool 4% 5/1/2045	2,402,596	2,322,520
Freddie Mac Gold Pool 4% 5/1/2045	449,337	429,460
Freddie Mac Gold Pool 4% 5/1/2048	5,453,297	5,193,932
Freddie Mac Gold Pool 4% 6/1/2038	18,319	17,888
Freddie Mac Gold Pool 4% 6/1/2038	13,689	13,367
Freddie Mac Gold Pool 4% 6/1/2041	121,971	117,780
Freddie Mac Gold Pool 4% 6/1/2041	19,007	18,725
Freddie Mac Gold Pool 4% 6/1/2042	112,298	108,413
Freddie Mac Gold Pool 4% 6/1/2043	243,058	235,087
Freddie Mac Gold Pool 4% 6/1/2043	151,613	145,537
Freddie Mac Gold Pool 4% 6/1/2045	34,312	32,956
Freddie Mac Gold Pool 4% 6/1/2047	5,399,718	5,153,025
Freddie Mac Gold Pool 4% 6/1/2047	1,565,999	1,493,965
Freddie Mac Gold Pool 4% 6/1/2052	33,634	32,040
Freddie Mac Gold Pool 4% 7/1/2041	1,841	1,778
Freddie Mac Gold Pool 4% 7/1/2042	1,402,103	1,350,425
Freddie Mac Gold Pool 4% 7/1/2043	532,979	512,198
Freddie Mac Gold Pool 4% 7/1/2043	439,897	423,553
Freddie Mac Gold Pool 4% 7/1/2043	245,400	236,272
Freddie Mac Gold Pool 4% 7/1/2043	160,601	154,112
Freddie Mac Gold Pool 4% 7/1/2043	136,192	130,634
Freddie Mac Gold Pool 4% 7/1/2043	113,287	108,688
Freddie Mac Gold Pool 4% 7/1/2043	54,451	52,254
Freddie Mac Gold Pool 4% 7/1/2044	1,255,363	1,214,202
Freddie Mac Gold Pool 4% 7/1/2045	85,059	81,658
Freddie Mac Gold Pool 4% 7/1/2048	4,379,291	4,181,955
Freddie Mac Gold Pool 4% 7/1/2052	55,497	52,867
Freddie Mac Gold Pool 4% 8/1/2038	92,848	90,662
Freddie Mac Gold Pool 4% 8/1/2038	68,985	67,361
Freddie Mac Gold Pool 4% 8/1/2043	259,825	249,493
Freddie Mac Gold Pool 4% 8/1/2043	210,137	203,193
Freddie Mac Gold Pool 4% 8/1/2043	153,931	148,965
Freddie Mac Gold Pool 4% 8/1/2043	49,596	47,578
Freddie Mac Gold Pool 4% 8/1/2044	64,695	62,026
Freddie Mac Gold Pool 4% 8/1/2044	62,731	60,548
Freddie Mac Gold Pool 4% 8/1/2052	34,420	32,789
Freddie Mac Gold Pool 4% 9/1/2041	352,367	340,701
Freddie Mac Gold Pool 4% 9/1/2041	125,735	121,570
Freddie Mac Gold Pool 4% 9/1/2041	91,655	88,909
Freddie Mac Gold Pool 4% 9/1/2041	68,737	66,593
Freddie Mac Gold Pool 4% 9/1/2042	1,690,172	1,631,304
Freddie Mac Gold Pool 4% 9/1/2042	320,002	309,774
Freddie Mac Gold Pool 4% 9/1/2043	417,085	401,193
Freddie Mac Gold Pool 4% 9/1/2043	390,969	375,821
Freddie Mac Gold Pool 4% 9/1/2043	369,684	355,615
Freddie Mac Gold Pool 4% 9/1/2043	329,667	316,505
Freddie Mac Gold Pool 4% 9/1/2043	261,100	250,476
Freddie Mac Gold Pool 4% 9/1/2043	224,824	216,314
Freddie Mac Gold Pool 4% 9/1/2043	117,388	112,534
Freddie Mac Gold Pool 4% 9/1/2043	9,388	9,219
Freddie Mac Gold Pool 4% 9/1/2044	19,113	18,348
Freddie Mac Gold Pool 4% 9/1/2051	66,229	63,105
Freddie Mac Gold Pool 4.5% 1/1/2040	7,600	7,529
Freddie Mac Gold Pool 4.5% 1/1/2041	97,968	96,889
Freddie Mac Gold Pool 4.5% 1/1/2041	64,786	64,116
Freddie Mac Gold Pool 4.5% 1/1/2041	38,113	37,692
Freddie Mac Gold Pool 4.5% 1/1/2041	2,275	2,251
Freddie Mac Gold Pool 4.5% 1/1/2042	237,631	234,937
Freddie Mac Gold Pool 4.5% 1/1/2045	9,024	8,890
Freddie Mac Gold Pool 4.5% 1/1/2047	197,261	193,470
Freddie Mac Gold Pool 4.5% 10/1/2035	1,742	1,730
Freddie Mac Gold Pool 4.5% 10/1/2039	248,312	245,729
Freddie Mac Gold Pool 4.5% 10/1/2039	54,398	53,794
Freddie Mac Gold Pool 4.5% 10/1/2039	4,439	4,393
Freddie Mac Gold Pool 4.5% 10/1/2039	3,030	2,997
Freddie Mac Gold Pool 4.5% 10/1/2040	314,545	310,892
Freddie Mac Gold Pool 4.5% 10/1/2040	161,338	159,399
Freddie Mac Gold Pool 4.5% 10/1/2041	846,948	836,722
Freddie Mac Gold Pool 4.5% 10/1/2043	13,510	13,300
Freddie Mac Gold Pool 4.5% 10/1/2047	237,453	232,148
Freddie Mac Gold Pool 4.5% 10/1/2048	520,796	507,207
Freddie Mac Gold Pool 4.5% 10/1/2048	367,652	360,242
Freddie Mac Gold Pool 4.5% 11/1/2031	1,408	1,406
Freddie Mac Gold Pool 4.5% 11/1/2039	5,289	5,235
Freddie Mac Gold Pool 4.5% 11/1/2039	1,979	1,959
Freddie Mac Gold Pool 4.5% 11/1/2040	25,217	24,933
Freddie Mac Gold Pool 4.5% 11/1/2040	14,282	14,124
Freddie Mac Gold Pool 4.5% 11/1/2043	1,062,725	1,046,868
Freddie Mac Gold Pool 4.5% 11/1/2044	70,910	69,751
Freddie Mac Gold Pool 4.5% 11/1/2044	2,804	2,761
Freddie Mac Gold Pool 4.5% 11/1/2047	611,811	595,923
Freddie Mac Gold Pool 4.5% 12/1/2039	2,577	2,550
Freddie Mac Gold Pool 4.5% 12/1/2039	1,791	1,771
Freddie Mac Gold Pool 4.5% 12/1/2039	604	598
Freddie Mac Gold Pool 4.5% 12/1/2040	88,881	87,822
Freddie Mac Gold Pool 4.5% 12/1/2040	52,177	51,547
Freddie Mac Gold Pool 4.5% 12/1/2040	6,446	6,370
Freddie Mac Gold Pool 4.5% 12/1/2044	16,091	15,825
Freddie Mac Gold Pool 4.5% 12/1/2044	2,874	2,830
Freddie Mac Gold Pool 4.5% 12/1/2045	420,583	416,296
Freddie Mac Gold Pool 4.5% 12/1/2046	200,113	196,267
Freddie Mac Gold Pool 4.5% 12/1/2048	2,955,927	2,891,728
Freddie Mac Gold Pool 4.5% 2/1/2037	553	549
Freddie Mac Gold Pool 4.5% 2/1/2040	21,243	21,025
Freddie Mac Gold Pool 4.5% 2/1/2041	479,279	473,994
Freddie Mac Gold Pool 4.5% 2/1/2041	142,175	140,430
Freddie Mac Gold Pool 4.5% 2/1/2041	140,591	138,833
Freddie Mac Gold Pool 4.5% 2/1/2041	135,192	133,653
Freddie Mac Gold Pool 4.5% 2/1/2041	132,977	131,473
Freddie Mac Gold Pool 4.5% 2/1/2041	103,752	102,628
Freddie Mac Gold Pool 4.5% 2/1/2041	82,707	81,867
Freddie Mac Gold Pool 4.5% 2/1/2041	61,245	60,501
Freddie Mac Gold Pool 4.5% 2/1/2041	26,541	26,293
Freddie Mac Gold Pool 4.5% 2/1/2044	90,339	89,023
Freddie Mac Gold Pool 4.5% 2/1/2047	758,527	743,949
Freddie Mac Gold Pool 4.5% 2/1/2047	217,632	213,449
Freddie Mac Gold Pool 4.5% 3/1/2041	533,553	527,394
Freddie Mac Gold Pool 4.5% 3/1/2041	116,302	114,919
Freddie Mac Gold Pool 4.5% 3/1/2041	92,904	91,825
Freddie Mac Gold Pool 4.5% 3/1/2041	79,145	78,229
Freddie Mac Gold Pool 4.5% 3/1/2041	25,770	25,476
Freddie Mac Gold Pool 4.5% 3/1/2041	9,647	9,542
Freddie Mac Gold Pool 4.5% 3/1/2042	12,338	12,200
Freddie Mac Gold Pool 4.5% 3/1/2044	74,312	73,158
Freddie Mac Gold Pool 4.5% 3/1/2047	282,026	276,606
Freddie Mac Gold Pool 4.5% 4/1/2041	190,227	187,837
Freddie Mac Gold Pool 4.5% 4/1/2041	179,642	177,488
Freddie Mac Gold Pool 4.5% 4/1/2041	120,791	119,403
Freddie Mac Gold Pool 4.5% 4/1/2041	19,179	18,937
Freddie Mac Gold Pool 4.5% 4/1/2041	6,897	6,817
Freddie Mac Gold Pool 4.5% 5/1/2035	3,894	3,870
Freddie Mac Gold Pool 4.5% 5/1/2039	423,974	420,179
Freddie Mac Gold Pool 4.5% 5/1/2039	75,590	74,899
Freddie Mac Gold Pool 4.5% 5/1/2039	55,882	55,406
Freddie Mac Gold Pool 4.5% 5/1/2039	2,143	2,121
Freddie Mac Gold Pool 4.5% 5/1/2040	16,969	16,786
Freddie Mac Gold Pool 4.5% 5/1/2040	8,370	8,299
Freddie Mac Gold Pool 4.5% 5/1/2041	200,378	197,852
Freddie Mac Gold Pool 4.5% 5/1/2041	132,933	131,388
Freddie Mac Gold Pool 4.5% 5/1/2041	77,926	77,033
Freddie Mac Gold Pool 4.5% 5/1/2045	75,385	74,195
Freddie Mac Gold Pool 4.5% 5/1/2047	2,294,448	2,248,200
Freddie Mac Gold Pool 4.5% 5/1/2047	1,689,102	1,655,056
Freddie Mac Gold Pool 4.5% 5/1/2047	790,878	774,937
Freddie Mac Gold Pool 4.5% 6/1/2038	4,701	4,671
Freddie Mac Gold Pool 4.5% 6/1/2039	1,661	1,643
Freddie Mac Gold Pool 4.5% 6/1/2040	35,510	35,130
Freddie Mac Gold Pool 4.5% 6/1/2040	924	914
Freddie Mac Gold Pool 4.5% 6/1/2041	185,516	183,616
Freddie Mac Gold Pool 4.5% 6/1/2041	147,769	145,989
Freddie Mac Gold Pool 4.5% 6/1/2041	128,638	127,279
Freddie Mac Gold Pool 4.5% 6/1/2041	93,396	92,250
Freddie Mac Gold Pool 4.5% 6/1/2041	59,517	59,011
Freddie Mac Gold Pool 4.5% 6/1/2041	58,797	58,092
Freddie Mac Gold Pool 4.5% 6/1/2041	15,186	15,004
Freddie Mac Gold Pool 4.5% 6/1/2047	3,592,951	3,516,039
Freddie Mac Gold Pool 4.5% 6/1/2047	3,290,127	3,223,810
Freddie Mac Gold Pool 4.5% 6/1/2047	734,492	720,146
Freddie Mac Gold Pool 4.5% 7/1/2040	234,277	231,763
Freddie Mac Gold Pool 4.5% 7/1/2040	109,016	107,746
Freddie Mac Gold Pool 4.5% 7/1/2040	92,144	91,119
Freddie Mac Gold Pool 4.5% 7/1/2040	4,512	4,463
Freddie Mac Gold Pool 4.5% 7/1/2041	10,997	10,871
Freddie Mac Gold Pool 4.5% 7/1/2044	21,075	20,741
Freddie Mac Gold Pool 4.5% 7/1/2047	1,395,468	1,367,340
Freddie Mac Gold Pool 4.5% 7/1/2047	1,291,780	1,266,953
Freddie Mac Gold Pool 4.5% 7/1/2047	589,252	577,743
Freddie Mac Gold Pool 4.5% 7/1/2047	253,184	247,764
Freddie Mac Gold Pool 4.5% 8/1/2033	23,959	23,841
Freddie Mac Gold Pool 4.5% 8/1/2035	692	688
Freddie Mac Gold Pool 4.5% 8/1/2035	499	496
Freddie Mac Gold Pool 4.5% 8/1/2039	3,439	3,403
Freddie Mac Gold Pool 4.5% 8/1/2040	52,621	52,024
Freddie Mac Gold Pool 4.5% 8/1/2040	28,361	28,045
Freddie Mac Gold Pool 4.5% 8/1/2040	13,618	13,465
Freddie Mac Gold Pool 4.5% 8/1/2040	8,176	8,087
Freddie Mac Gold Pool 4.5% 8/1/2041	557,139	550,762
Freddie Mac Gold Pool 4.5% 8/1/2041	87,355	86,277
Freddie Mac Gold Pool 4.5% 8/1/2041	65,279	64,570
Freddie Mac Gold Pool 4.5% 8/1/2041	13,945	13,787
Freddie Mac Gold Pool 4.5% 8/1/2041	1,904	1,882
Freddie Mac Gold Pool 4.5% 8/1/2041	674	666
Freddie Mac Gold Pool 4.5% 9/1/2039	309,436	307,021
Freddie Mac Gold Pool 4.5% 9/1/2039	23,543	23,323
Freddie Mac Gold Pool 4.5% 9/1/2039	4,687	4,639
Freddie Mac Gold Pool 4.5% 9/1/2039	1,021	1,012
Freddie Mac Gold Pool 4.5% 9/1/2039	544	539
Freddie Mac Gold Pool 4.5% 9/1/2040	825,687	816,487
Freddie Mac Gold Pool 4.5% 9/1/2041	2,786,234	2,756,285
Freddie Mac Gold Pool 4.5% 9/1/2041	763,006	754,311
Freddie Mac Gold Pool 4.5% 9/1/2041	614,853	607,671
Freddie Mac Gold Pool 4.5% 9/1/2041	85,972	85,009
Freddie Mac Gold Pool 4.5% 9/1/2041	16,670	16,478
Freddie Mac Gold Pool 4.5% 9/1/2043	14,364	14,171
Freddie Mac Gold Pool 5% 1/1/2035	562,328	566,677
Freddie Mac Gold Pool 5% 1/1/2037	25,408	25,623
Freddie Mac Gold Pool 5% 1/1/2040	3,231,833	3,257,746
Freddie Mac Gold Pool 5% 1/1/2040	246,167	248,275
Freddie Mac Gold Pool 5% 1/1/2041	6,120	6,173
Freddie Mac Gold Pool 5% 1/1/2053	7,275,910	7,253,088
Freddie Mac Gold Pool 5% 10/1/2033	66,636	67,152
Freddie Mac Gold Pool 5% 10/1/2033	47,808	48,170
Freddie Mac Gold Pool 5% 10/1/2033	2,031	2,047
Freddie Mac Gold Pool 5% 10/1/2033	699	704
Freddie Mac Gold Pool 5% 10/1/2052	7,083,190	7,072,039
Freddie Mac Gold Pool 5% 11/1/2033	30,741	30,970
Freddie Mac Gold Pool 5% 11/1/2034	187	188
Freddie Mac Gold Pool 5% 11/1/2035	39,676	40,015
Freddie Mac Gold Pool 5% 11/1/2037	3,074	3,101
Freddie Mac Gold Pool 5% 11/1/2040	16,668	16,816
Freddie Mac Gold Pool 5% 11/1/2052	16,016,391	15,991,178
Freddie Mac Gold Pool 5% 11/1/2052	3,257,185	3,256,130
Freddie Mac Gold Pool 5% 12/1/2033	32,035	32,286
Freddie Mac Gold Pool 5% 12/1/2033	27,561	27,775
Freddie Mac Gold Pool 5% 12/1/2033	8,130	8,190
Freddie Mac Gold Pool 5% 12/1/2034	12,192	12,289
Freddie Mac Gold Pool 5% 12/1/2034	4,392	4,430
Freddie Mac Gold Pool 5% 12/1/2034	2,967	2,992
Freddie Mac Gold Pool 5% 12/1/2035	586,933	593,107
Freddie Mac Gold Pool 5% 12/1/2035	105,129	106,040
Freddie Mac Gold Pool 5% 12/1/2052	7,535,388	7,523,526
Freddie Mac Gold Pool 5% 12/1/2052	2,167,694	2,159,540
Freddie Mac Gold Pool 5% 12/1/2052	1,907,582	1,903,387
Freddie Mac Gold Pool 5% 12/1/2052	1,753,880	1,747,283
Freddie Mac Gold Pool 5% 2/1/2035	63,094	63,545
Freddie Mac Gold Pool 5% 2/1/2040	61,476	62,004
Freddie Mac Gold Pool 5% 2/1/2041	42,947	43,315
Freddie Mac Gold Pool 5% 2/1/2041	13,768	13,886
Freddie Mac Gold Pool 5% 3/1/2041	28,139	28,381
Freddie Mac Gold Pool 5% 3/1/2041	27,976	28,216
Freddie Mac Gold Pool 5% 3/1/2041	3,171	3,187
Freddie Mac Gold Pool 5% 3/1/2056	56,600,004	55,732,655
Freddie Mac Gold Pool 5% 3/1/2056	18,425,000	18,142,652
Freddie Mac Gold Pool 5% 4/1/2034	22,434	22,616
Freddie Mac Gold Pool 5% 4/1/2035	152,645	153,849
Freddie Mac Gold Pool 5% 4/1/2035	59,143	59,643
Freddie Mac Gold Pool 5% 4/1/2035	40,595	40,936
Freddie Mac Gold Pool 5% 4/1/2036	342,532	345,447
Freddie Mac Gold Pool 5% 4/1/2038	26,624	26,858
Freddie Mac Gold Pool 5% 4/1/2040	384,696	388,003
Freddie Mac Gold Pool 5% 4/1/2041	10,321	10,410
Freddie Mac Gold Pool 5% 4/1/2056	3,568,005	3,513,329
Freddie Mac Gold Pool 5% 5/1/2034	26,573	26,778
Freddie Mac Gold Pool 5% 5/1/2034	13,055	13,156
Freddie Mac Gold Pool 5% 5/1/2034	10,202	10,286
Freddie Mac Gold Pool 5% 5/1/2034	1,925	1,939
Freddie Mac Gold Pool 5% 5/1/2035	148,495	149,744
Freddie Mac Gold Pool 5% 5/1/2035	3,648	3,674
Freddie Mac Gold Pool 5% 5/1/2040	51,933	52,378
Freddie Mac Gold Pool 5% 5/1/2041	24,954	25,168
Freddie Mac Gold Pool 5% 5/1/2052	293,518	294,157
Freddie Mac Gold Pool 5% 6/1/2035	27,683	27,908
Freddie Mac Gold Pool 5% 6/1/2035	12,417	12,523
Freddie Mac Gold Pool 5% 6/1/2038	8,797	8,875
Freddie Mac Gold Pool 5% 6/1/2038	7,277	7,342
Freddie Mac Gold Pool 5% 6/1/2040	228,602	230,564
Freddie Mac Gold Pool 5% 6/1/2040	194,474	196,145
Freddie Mac Gold Pool 5% 6/1/2041	3,891,420	3,924,863
Freddie Mac Gold Pool 5% 6/1/2041	30,983	31,248
Freddie Mac Gold Pool 5% 6/1/2052	3,476,972	3,480,191
Freddie Mac Gold Pool 5% 6/1/2052	825,111	826,906
Freddie Mac Gold Pool 5% 7/1/2033	755	756
Freddie Mac Gold Pool 5% 7/1/2034	387	390
Freddie Mac Gold Pool 5% 7/1/2035	965,397	973,285
Freddie Mac Gold Pool 5% 7/1/2035	132,590	133,719
Freddie Mac Gold Pool 5% 7/1/2035	7,158	7,219
Freddie Mac Gold Pool 5% 7/1/2035	5,271	5,316
Freddie Mac Gold Pool 5% 7/1/2035	1,936	1,952
Freddie Mac Gold Pool 5% 7/1/2035	1,426	1,438
Freddie Mac Gold Pool 5% 7/1/2035	1,412	1,424
Freddie Mac Gold Pool 5% 7/1/2035	792	799
Freddie Mac Gold Pool 5% 7/1/2040	2,970,277	2,989,452
Freddie Mac Gold Pool 5% 7/1/2040	44,774	45,169
Freddie Mac Gold Pool 5% 7/1/2040	2,737	2,760
Freddie Mac Gold Pool 5% 7/1/2041	25,636	25,855
Freddie Mac Gold Pool 5% 7/1/2041	20,203	20,381
Freddie Mac Gold Pool 5% 7/1/2041	19,217	19,381
Freddie Mac Gold Pool 5% 7/1/2041	12,811	12,921
Freddie Mac Gold Pool 5% 7/1/2041	12,582	12,690
Freddie Mac Gold Pool 5% 7/1/2041	10,945	11,022
Freddie Mac Gold Pool 5% 7/1/2041	6,567	6,621
Freddie Mac Gold Pool 5% 8/1/2033	16,082	16,207
Freddie Mac Gold Pool 5% 8/1/2033	5,110	5,148
Freddie Mac Gold Pool 5% 8/1/2034	235,550	237,420
Freddie Mac Gold Pool 5% 8/1/2035	17,341	17,480
Freddie Mac Gold Pool 5% 8/1/2035	2,475	2,497
Freddie Mac Gold Pool 5% 8/1/2036	19,347	19,515
Freddie Mac Gold Pool 5% 8/1/2036	3,008	3,033
Freddie Mac Gold Pool 5% 8/1/2040	416,224	418,911
Freddie Mac Gold Pool 5% 8/1/2040	191,655	193,358
Freddie Mac Gold Pool 5% 8/1/2040	10,241	10,330
Freddie Mac Gold Pool 5% 9/1/2033	54,090	54,499
Freddie Mac Gold Pool 5% 9/1/2035	97,524	98,361
Freddie Mac Gold Pool 5% 9/1/2035	6,042	6,092
Freddie Mac Gold Pool 5% 9/1/2035	662	668
Freddie Mac Gold Pool 5% 9/1/2040	4,671,284	4,698,521
Freddie Mac Gold Pool 5% 9/1/2052	1,165,168	1,158,528
Freddie Mac Gold Pool 5.5% 2/1/2054	1,021,819	1,031,970
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)(e)	24,448,441	24,981,632
Freddie Mac Gold Pool 5.5% 5/1/2053	9,779,927	9,938,203
Freddie Mac Gold Pool 5.5% 9/1/2052	16,672,456	16,952,700
Freddie Mac Gold Pool 6% 1/1/2029	1,331	1,359
Freddie Mac Gold Pool 6% 1/1/2029	709	724
Freddie Mac Gold Pool 6% 1/1/2029	111	113
Freddie Mac Gold Pool 6% 1/1/2032	13,380	13,713
Freddie Mac Gold Pool 6% 1/1/2032	8,223	8,430
Freddie Mac Gold Pool 6% 10/1/2032	6,535	6,711
Freddie Mac Gold Pool 6% 10/1/2034	2,892	2,962
Freddie Mac Gold Pool 6% 11/1/2028	142	145
Freddie Mac Gold Pool 6% 11/1/2029	577	589
Freddie Mac Gold Pool 6% 11/1/2031	8,745	8,966
Freddie Mac Gold Pool 6% 11/1/2032	5,342	5,482
Freddie Mac Gold Pool 6% 12/1/2032	3,450	3,542
Freddie Mac Gold Pool 6% 12/1/2037	202,791	211,107
Freddie Mac Gold Pool 6% 12/1/2037	55,329	57,498
Freddie Mac Gold Pool 6% 12/1/2052	1,442,856	1,496,568
Freddie Mac Gold Pool 6% 2/1/2029	405	413
Freddie Mac Gold Pool 6% 2/1/2029	250	256
Freddie Mac Gold Pool 6% 2/1/2029	171	175
Freddie Mac Gold Pool 6% 2/1/2029	146	149
Freddie Mac Gold Pool 6% 2/1/2029	122	125
Freddie Mac Gold Pool 6% 2/1/2055	4,366,999	4,542,186
Freddie Mac Gold Pool 6% 2/1/2056	9,914,694	10,247,835
Freddie Mac Gold Pool 6% 3/1/2029	507	518
Freddie Mac Gold Pool 6% 3/1/2029	167	170
Freddie Mac Gold Pool 6% 3/1/2029	136	139
Freddie Mac Gold Pool 6% 3/1/2053	7,127,552	7,411,255
Freddie Mac Gold Pool 6% 3/1/2056	34,762,109	36,037,142
Freddie Mac Gold Pool 6% 4/1/2029	55	56
Freddie Mac Gold Pool 6% 4/1/2031	6,776	6,930
Freddie Mac Gold Pool 6% 4/1/2032	4,114	4,220
Freddie Mac Gold Pool 6% 4/1/2033	22,942	23,558
Freddie Mac Gold Pool 6% 4/1/2040	6,308,290	6,492,948
Freddie Mac Gold Pool 6% 4/1/2054	8,420,405	8,747,675
Freddie Mac Gold Pool 6% 5/1/2029	213	217
Freddie Mac Gold Pool 6% 5/1/2033	160,577	164,305
Freddie Mac Gold Pool 6% 5/1/2054	11,996,071	12,484,806
Freddie Mac Gold Pool 6% 6/1/2029	2,583	2,638
Freddie Mac Gold Pool 6% 6/1/2029	499	509
Freddie Mac Gold Pool 6% 6/1/2029	242	248
Freddie Mac Gold Pool 6% 6/1/2029	150	153
Freddie Mac Gold Pool 6% 6/1/2029	54	56
Freddie Mac Gold Pool 6% 6/1/2031	2,376	2,432
Freddie Mac Gold Pool 6% 7/1/2028	44	45
Freddie Mac Gold Pool 6% 7/1/2029	882	901
Freddie Mac Gold Pool 6% 7/1/2029	515	526
Freddie Mac Gold Pool 6% 7/1/2029	382	390
Freddie Mac Gold Pool 6% 7/1/2029	353	360
Freddie Mac Gold Pool 6% 7/1/2029	337	344
Freddie Mac Gold Pool 6% 7/1/2029	276	281
Freddie Mac Gold Pool 6% 7/1/2029	60	61
Freddie Mac Gold Pool 6% 7/1/2029	47	48
Freddie Mac Gold Pool 6% 7/1/2029	47	48
Freddie Mac Gold Pool 6% 7/1/2032	17,557	17,983
Freddie Mac Gold Pool 6% 7/1/2033	22,901	23,565
Freddie Mac Gold Pool 6% 7/1/2037	12,236	12,716
Freddie Mac Gold Pool 6% 7/1/2039	23,546,864	24,258,207
Freddie Mac Gold Pool 6% 8/1/2029	74	76
Freddie Mac Gold Pool 6% 8/1/2037	99,699	103,428
Freddie Mac Gold Pool 6% 8/1/2054	36,553	37,439
Freddie Mac Gold Pool 6% 8/1/2055	20,522,052	21,326,082
Freddie Mac Gold Pool 6% 9/1/2033	141,951	145,941
Freddie Mac Gold Pool 6% 9/1/2036	14,369	14,909
Freddie Mac Gold Pool 6% 9/1/2054	4,936,117	5,137,221
Freddie Mac Gold Pool 6% 9/1/2054	1,572,542	1,629,115
Freddie Mac Gold Pool 6.5% 1/1/2032	58,526	60,794
Freddie Mac Gold Pool 6.5% 1/1/2054	14,080,073	14,827,099
Freddie Mac Gold Pool 6.5% 1/1/2054	5,166,006	5,441,544
Freddie Mac Gold Pool 6.5% 10/1/2032	44,869	46,608
Freddie Mac Gold Pool 6.5% 10/1/2053	4,110,162	4,329,514
Freddie Mac Gold Pool 6.5% 12/1/2053	2,000,458	2,111,657
Freddie Mac Gold Pool 6.5% 2/1/2037	3,112	3,232
Freddie Mac Gold Pool 6.5% 3/1/2032	548	569
Freddie Mac Gold Pool 6.5% 3/1/2032	449	466
Freddie Mac Gold Pool 6.5% 3/1/2036	242,665	252,070
Freddie Mac Gold Pool 6.5% 3/1/2037	6,023	6,334
Freddie Mac Gold Pool 6.5% 4/1/2032	5,239	5,442
Freddie Mac Gold Pool 6.5% 4/1/2032	303	314
Freddie Mac Gold Pool 6.5% 4/1/2056	4,810,305	5,087,314
Freddie Mac Gold Pool 6.5% 5/1/2031	692	719
Freddie Mac Gold Pool 6.5% 5/1/2033	6,325	6,570
Freddie Mac Gold Pool 6.5% 6/1/2054	13,917,436	14,681,927
Freddie Mac Gold Pool 6.5% 6/1/2054	3,112,117	3,290,847
Freddie Mac Gold Pool 6.5% 7/1/2032	1,315	1,366
Freddie Mac Gold Pool 6.5% 8/1/2032	19,122	19,863
Freddie Mac Gold Pool 6.5% 8/1/2032	13,487	14,010
Freddie Mac Gold Pool 6.5% 8/1/2032	12,942	13,444
Freddie Mac Gold Pool 6.5% 9/1/2039	612,063	644,085
Freddie Mac Gold Pool 6.5% 9/1/2053	4,925,268	5,195,815
Freddie Mac Gold Pool 6.5% 9/1/2054	3,718,748	3,931,155
Freddie Mac Gold Pool 7% 1/1/2036	28,030	29,622
Freddie Mac Gold Pool 7% 1/1/2054	537,362	574,406
Freddie Mac Gold Pool 7% 10/1/2055	625,701	670,937
Freddie Mac Gold Pool 7% 10/1/2055	440,994	472,738
Freddie Mac Gold Pool 7% 10/1/2055	330,369	354,150
Freddie Mac Gold Pool 7% 11/1/2026	321	322
Freddie Mac Gold Pool 7% 11/1/2034	47,182	49,864
Freddie Mac Gold Pool 7% 11/1/2034	41,743	44,115
Freddie Mac Gold Pool 7% 11/1/2055	3,668,184	3,941,404
Freddie Mac Gold Pool 7% 11/1/2055	3,001,140	3,227,489
Freddie Mac Gold Pool 7% 11/1/2055	2,472,448	2,664,718
Freddie Mac Gold Pool 7% 11/1/2055	1,546,813	1,670,000
Freddie Mac Gold Pool 7% 11/1/2055	816,572	870,414
Freddie Mac Gold Pool 7% 11/1/2055	702,109	749,423
Freddie Mac Gold Pool 7% 11/1/2055	651,883	695,253
Freddie Mac Gold Pool 7% 11/1/2055	366,788	389,294
Freddie Mac Gold Pool 7% 11/1/2055	332,935	355,486
Freddie Mac Gold Pool 7% 12/1/2026	422	422
Freddie Mac Gold Pool 7% 12/1/2053	304,559	326,035
Freddie Mac Gold Pool 7% 12/1/2053	257,083	275,002
Freddie Mac Gold Pool 7% 12/1/2054	446,933	474,447
Freddie Mac Gold Pool 7% 12/1/2055	440,112	467,323
Freddie Mac Gold Pool 7% 3/1/2054	391,989	417,265
Freddie Mac Gold Pool 7% 3/1/2054	298,225	318,154
Freddie Mac Gold Pool 7% 3/1/2054	284,182	303,173
Freddie Mac Gold Pool 7% 4/1/2032	15,711	16,603
Freddie Mac Gold Pool 7% 5/1/2055	539,617	575,156
Freddie Mac Gold Pool 7% 7/1/2029	64,117	67,760
Freddie Mac Gold Pool 7% 7/1/2054	258,163	275,516
Freddie Mac Gold Pool 7% 7/1/2054	227,581	243,216
Freddie Mac Gold Pool 7% 8/1/2026	238	237
Freddie Mac Gold Pool 7% 8/1/2034	1,442	1,523
Freddie Mac Gold Pool 7% 8/1/2054	648,484	691,669
Freddie Mac Gold Pool 7% 9/1/2026	1,402	1,402
Freddie Mac Gold Pool 7% 9/1/2035	118,203	124,920
Freddie Mac Gold Pool 7% 9/1/2055	414,422	444,804
Freddie Mac Gold Pool 7.5% 1/1/2027	44	44
Freddie Mac Gold Pool 7.5% 11/1/2029	215	223
Freddie Mac Gold Pool 7.5% 11/1/2029	44	45
Freddie Mac Gold Pool 7.5% 11/1/2030	631	659
Freddie Mac Gold Pool 7.5% 11/1/2030	27	28
Freddie Mac Gold Pool 7.5% 11/1/2031	771	812
Freddie Mac Gold Pool 7.5% 2/1/2032	20,918	21,991
Freddie Mac Gold Pool 7.5% 5/1/2031	657	685
Freddie Mac Gold Pool 7.5% 6/1/2027	44	45
Freddie Mac Gold Pool 7.5% 7/1/2027	2	2
Freddie Mac Gold Pool 7.5% 7/1/2034	6,786	7,025
Freddie Mac Gold Pool 7.5% 8/1/2030	181	188
Freddie Mac Gold Pool 7.5% 9/1/2030	827	863
Freddie Mac Gold Pool 7.5% 9/1/2030	48	50
Freddie Mac Gold Pool 7.5% 9/1/2031	567	593
Freddie Mac Gold Pool 8% 11/1/2031	1,902	1,981
Freddie Mac Gold Pool 8% 2/1/2030	158	164
Freddie Mac Gold Pool 8% 4/1/2032	247	258
Freddie Mac Gold Pool 8% 8/1/2030	4,205	4,353
Freddie Mac Gold Pool 8% 8/1/2030	153	160
Freddie Mac Gold Pool 8% 8/1/2030	51	53
Freddie Mac Gold Pool 8% 9/1/2030	129	134
Freddie Mac Gold Pool 8.5% 1/1/2028	12	12
Freddie Mac Gold Pool 8.5% 11/1/2026	3	3
Freddie Mac Gold Pool 8.5% 12/1/2027	15	15
Freddie Mac Gold Pool 8.5% 2/1/2027	73	73
Freddie Mac Gold Pool 8.5% 5/1/2027	24	24
Freddie Mac Gold Pool 8.5% 5/1/2027	3	3
Freddie Mac Gold Pool 8.5% 8/1/2026	11	11
Freddie Mac Gold Pool 8.5% 8/1/2027	889	899
Freddie Mac Gold Pool 8.5% 8/1/2027	401	406
Freddie Mac Gold Pool 8.5% 8/1/2027	10	10
Freddie Mac Gold Pool 8.5% 8/1/2027	9	9
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	17,818,412	18,465,010
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,774,420	2,926,820
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,571,459	2,716,729
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	780,409	827,484
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	12,068,352	12,753,901
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	20,230	20,597
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	77,956	79,498
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	84,192	86,141
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	731,457	761,247
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.375% 7/1/2041 (b)(c)	104,060	108,295
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (b)(c)	183,655	191,217
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	55,328	57,081
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	18,082	18,808
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	98,904	103,315
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.205% 5/1/2041 (b)(c)	229,258	238,907
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.454% 5/1/2041 (b)(c)	137,877	143,744
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	19,944	20,842
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.542% 6/1/2041 (b)(c)	250,475	261,584
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (b)(c)	75,953	79,443
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (b)(c)	4,092	4,204
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.227% 4/1/2038 (b)(c)	45,406	47,244
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	1,167	1,191
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	39,922	41,471
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (b)(c)	2,054	2,135
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.805% 6/1/2033 (b)(c)	75,289	76,908
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (b)(c)	1,412	1,454
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 6.147% 6/1/2033 (b)(c)	106,377	108,862
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.329% 3/1/2035 (b)(c)	221,411	227,711
Freddie Mac Non Gold Pool 4% 9/1/2040	30,513	29,560
Freddie Mac Non Gold Pool 4.5% 9/1/2040	800	790
Freddie Mac Non Gold Pool 5.5% 11/1/2054	10,764,927	10,848,315
Freddie Mac Non Gold Pool 5.5% 5/1/2053	34,293,587	34,977,188
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,376,071	3,441,259
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	32,755	33,165
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 5.681% 4/1/2035 (b)(c)	28,777	29,440
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.74% 10/1/2036 (b)(c)	52,717	53,989
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.093% 10/1/2035 (b)(c)	61,416	63,144
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	45,159	46,837
Freddie Mac Non Gold Pool 6% 6/1/2053	5,683,520	5,893,317
Freddie Mac Non Gold Pool 6% 6/1/2053	5,462,936	5,654,348
Freddie Mac Non Gold Pool 6% 7/1/2053	5,474,041	5,676,106
Freddie Mac Non Gold Pool 7% 1/1/2055	474,964	507,410
Freddie Mac Non Gold Pool 7% 1/1/2055	256,809	273,870
Freddie Mac Non Gold Pool 7% 10/1/2055	365,830	393,079
Freddie Mac Non Gold Pool 7% 11/1/2055	1,467,633	1,564,037
Freddie Mac Non Gold Pool 7% 12/1/2053	589,622	629,983
Freddie Mac Non Gold Pool 7% 12/1/2054	337,251	362,144
Freddie Mac Non Gold Pool 7% 3/1/2055	808,075	860,713
Freddie Mac Non Gold Pool 7% 7/1/2055	382,723	411,229
Freddie Mac Non Gold Pool 7% 9/1/2055	366,439	389,009
Ginnie Mae I Pool 2.5% 1/20/2052	8,478,085	7,243,262
Ginnie Mae I Pool 2.5% 12/20/2051	12,967,759	11,079,019
Ginnie Mae I Pool 2.5% 12/20/2051	8,598,463	7,335,358
Ginnie Mae I Pool 2.5% 12/20/2051	6,891,596	5,887,843
Ginnie Mae I Pool 2.5% 8/20/2051	48,149,846	41,076,682
Ginnie Mae I Pool 3% 1/15/2045	48,037	43,459
Ginnie Mae I Pool 3% 1/15/2045	40,486	36,692
Ginnie Mae I Pool 3% 1/15/2045	37,224	33,747
Ginnie Mae I Pool 3% 1/15/2045	28,902	26,059
Ginnie Mae I Pool 3% 1/15/2045	14,708	13,280
Ginnie Mae I Pool 3% 12/15/2042	1,202,013	1,096,853
Ginnie Mae I Pool 3% 12/20/2042	3,591,009	3,265,086
Ginnie Mae I Pool 3% 2/15/2045	373,441	337,390
Ginnie Mae I Pool 3% 2/15/2045	153,691	139,044
Ginnie Mae I Pool 3% 2/15/2045	70,490	63,728
Ginnie Mae I Pool 3% 2/15/2045	47,749	43,244
Ginnie Mae I Pool 3% 2/15/2045	34,013	30,729
Ginnie Mae I Pool 3% 2/20/2050	3,013,257	2,680,481
Ginnie Mae I Pool 3% 3/15/2045	284,909	257,317
Ginnie Mae I Pool 3% 3/15/2045	187,678	169,387
Ginnie Mae I Pool 3% 3/15/2045	167,029	151,268
Ginnie Mae I Pool 3% 3/15/2045	145,319	131,290
Ginnie Mae I Pool 3% 3/15/2045	131,651	119,523
Ginnie Mae I Pool 3% 3/15/2045	88,901	80,373
Ginnie Mae I Pool 3% 3/15/2045	77,234	69,801
Ginnie Mae I Pool 3% 3/15/2045	56,757	51,226
Ginnie Mae I Pool 3% 3/15/2045	48,313	43,846
Ginnie Mae I Pool 3% 3/15/2045	48,081	43,529
Ginnie Mae I Pool 3% 3/15/2045	31,718	29,212
Ginnie Mae I Pool 3% 3/15/2045	25,865	23,320
Ginnie Mae I Pool 3% 3/15/2045	23,609	21,488
Ginnie Mae I Pool 3% 3/15/2045	14,496	13,096
Ginnie Mae I Pool 3% 3/20/2043	2,364,666	2,151,061
Ginnie Mae I Pool 3% 3/20/2043	978,225	890,877
Ginnie Mae I Pool 3% 4/15/2042	16,237	14,913
Ginnie Mae I Pool 3% 4/15/2043	145,586	132,411
Ginnie Mae I Pool 3% 4/15/2043	116,997	106,801
Ginnie Mae I Pool 3% 4/15/2043	13,825	12,625
Ginnie Mae I Pool 3% 4/15/2043	13,536	12,522
Ginnie Mae I Pool 3% 4/15/2045	28,304	25,546
Ginnie Mae I Pool 3% 4/15/2045	21,926	19,756
Ginnie Mae I Pool 3% 5/15/2042	13,039	11,953
Ginnie Mae I Pool 3% 5/15/2043	677,742	619,608
Ginnie Mae I Pool 3% 5/15/2043	621,758	564,883
Ginnie Mae I Pool 3% 5/15/2043	250,441	230,018
Ginnie Mae I Pool 3% 5/15/2043	212,161	193,173
Ginnie Mae I Pool 3% 5/15/2043	141,789	127,961
Ginnie Mae I Pool 3% 5/15/2043	107,452	97,943
Ginnie Mae I Pool 3% 5/15/2043	41,372	37,601
Ginnie Mae I Pool 3% 5/15/2043	36,456	33,169
Ginnie Mae I Pool 3% 5/15/2043	8,083	7,368
Ginnie Mae I Pool 3% 5/15/2045	97,125	87,778
Ginnie Mae I Pool 3% 5/15/2045	62,328	56,179
Ginnie Mae I Pool 3% 6/15/2042	251,957	230,345
Ginnie Mae I Pool 3% 6/15/2043	412,481	375,701
Ginnie Mae I Pool 3% 6/15/2043	141,828	128,854
Ginnie Mae I Pool 3% 6/15/2043	22,171	20,269
Ginnie Mae I Pool 3% 6/15/2043	20,563	18,946
Ginnie Mae I Pool 3% 6/15/2043	11,649	10,594
Ginnie Mae I Pool 3% 6/15/2045	96,722	87,969
Ginnie Mae I Pool 3% 6/15/2045	20,115	18,142
Ginnie Mae I Pool 3% 6/15/2045	12,746	11,500
Ginnie Mae I Pool 3% 6/20/2042	58,392	53,428
Ginnie Mae I Pool 3% 7/15/2042	13,094	12,003
Ginnie Mae I Pool 3% 7/15/2043	2,903	2,647
Ginnie Mae I Pool 3% 7/15/2045	156,470	140,891
Ginnie Mae I Pool 3% 7/15/2045	115,936	104,324
Ginnie Mae I Pool 3% 7/15/2045	108,695	98,036
Ginnie Mae I Pool 3% 7/15/2045	57,932	52,502
Ginnie Mae I Pool 3% 7/15/2045	54,923	49,487
Ginnie Mae I Pool 3% 7/15/2045	51,021	46,239
Ginnie Mae I Pool 3% 7/15/2045	48,434	43,612
Ginnie Mae I Pool 3% 7/15/2045	47,295	42,614
Ginnie Mae I Pool 3% 7/15/2045	41,973	37,770
Ginnie Mae I Pool 3% 7/15/2045	39,075	35,315
Ginnie Mae I Pool 3% 7/15/2045	9,634	8,666
Ginnie Mae I Pool 3% 8/15/2042	32,662	29,739
Ginnie Mae I Pool 3% 8/15/2043	31,267	28,500
Ginnie Mae I Pool 3% 9/15/2042	27,203	24,745
Ginnie Mae I Pool 3.5% 1/15/2041	40,074	37,761
Ginnie Mae I Pool 3.5% 1/15/2042	546,344	511,074
Ginnie Mae I Pool 3.5% 1/15/2042	396,784	371,544
Ginnie Mae I Pool 3.5% 1/15/2042	9,529	8,953
Ginnie Mae I Pool 3.5% 1/15/2042	5,009	4,704
Ginnie Mae I Pool 3.5% 1/15/2043	603,227	564,997
Ginnie Mae I Pool 3.5% 1/15/2043	16,960	15,906
Ginnie Mae I Pool 3.5% 11/15/2040	71,672	67,501
Ginnie Mae I Pool 3.5% 11/15/2042	1,319,692	1,236,372
Ginnie Mae I Pool 3.5% 12/15/2040	13,684	12,898
Ginnie Mae I Pool 3.5% 12/15/2041	515,789	483,597
Ginnie Mae I Pool 3.5% 12/15/2041	485,210	454,460
Ginnie Mae I Pool 3.5% 12/15/2041	298,309	280,658
Ginnie Mae I Pool 3.5% 12/15/2041	43,023	40,543
Ginnie Mae I Pool 3.5% 12/20/2049	270,659	249,465
Ginnie Mae I Pool 3.5% 12/20/2049	96,736	89,282
Ginnie Mae I Pool 3.5% 12/20/2049	83,905	77,178
Ginnie Mae I Pool 3.5% 12/20/2049	28,959	26,671
Ginnie Mae I Pool 3.5% 2/15/2042	486,655	456,999
Ginnie Mae I Pool 3.5% 2/15/2042	475,737	445,361
Ginnie Mae I Pool 3.5% 2/15/2042	374,403	350,321
Ginnie Mae I Pool 3.5% 2/15/2042	166,531	156,424
Ginnie Mae I Pool 3.5% 2/15/2042	20,749	19,480
Ginnie Mae I Pool 3.5% 2/15/2043	2,591,263	2,433,357
Ginnie Mae I Pool 3.5% 2/15/2043	102,723	96,287
Ginnie Mae I Pool 3.5% 2/15/2043	66,880	62,547
Ginnie Mae I Pool 3.5% 2/15/2044	404,556	376,453
Ginnie Mae I Pool 3.5% 2/20/2043	1,270,712	1,187,867
Ginnie Mae I Pool 3.5% 3/15/2042	1,786,765	1,677,439
Ginnie Mae I Pool 3.5% 3/15/2042	7,251	6,837
Ginnie Mae I Pool 3.5% 3/15/2042	3,054	2,861
Ginnie Mae I Pool 3.5% 3/15/2043	44,627	41,875
Ginnie Mae I Pool 3.5% 3/15/2043	17,590	16,471
Ginnie Mae I Pool 3.5% 3/20/2043	557,164	520,838
Ginnie Mae I Pool 3.5% 4/15/2043	2,201,716	2,067,548
Ginnie Mae I Pool 3.5% 4/15/2043	428,751	400,284
Ginnie Mae I Pool 3.5% 5/15/2042	133,482	125,753
Ginnie Mae I Pool 3.5% 5/15/2042	93,856	88,421
Ginnie Mae I Pool 3.5% 5/15/2043	86,983	81,814
Ginnie Mae I Pool 3.5% 5/15/2043	85,032	79,405
Ginnie Mae I Pool 3.5% 5/15/2043	71,984	67,617
Ginnie Mae I Pool 3.5% 5/15/2043	31,373	29,415
Ginnie Mae I Pool 3.5% 5/20/2046	245,482	226,337
Ginnie Mae I Pool 3.5% 5/20/2046	167,095	154,063
Ginnie Mae I Pool 3.5% 5/20/2046	123,900	114,237
Ginnie Mae I Pool 3.5% 5/20/2046	119,062	109,776
Ginnie Mae I Pool 3.5% 5/20/2046	106,020	97,751
Ginnie Mae I Pool 3.5% 5/20/2046	66,041	60,756
Ginnie Mae I Pool 3.5% 6/15/2042	18,571	17,398
Ginnie Mae I Pool 3.5% 6/15/2043	186,828	174,424
Ginnie Mae I Pool 3.5% 6/15/2043	154,405	143,980
Ginnie Mae I Pool 3.5% 6/15/2043	116,022	108,725
Ginnie Mae I Pool 3.5% 6/15/2043	77,673	73,363
Ginnie Mae I Pool 3.5% 6/15/2043	62,842	58,741
Ginnie Mae I Pool 3.5% 6/15/2043	9,950	9,300
Ginnie Mae I Pool 3.5% 6/15/2043	5,647	5,304
Ginnie Mae I Pool 3.5% 6/20/2046	569,848	525,405
Ginnie Mae I Pool 3.5% 6/20/2046	154,866	142,788
Ginnie Mae I Pool 3.5% 6/20/2046	152,351	140,469
Ginnie Mae I Pool 3.5% 6/20/2046	147,484	135,981
Ginnie Mae I Pool 3.5% 6/20/2046	142,839	131,699
Ginnie Mae I Pool 3.5% 6/20/2046	83,610	77,089
Ginnie Mae I Pool 3.5% 6/20/2046	55,718	51,425
Ginnie Mae I Pool 3.5% 7/15/2042	373,609	350,201
Ginnie Mae I Pool 3.5% 7/15/2042	126,744	118,833
Ginnie Mae I Pool 3.5% 7/15/2042	33,255	31,155
Ginnie Mae I Pool 3.5% 7/15/2043	71,603	66,931
Ginnie Mae I Pool 3.5% 7/15/2043	5,069	4,744
Ginnie Mae I Pool 3.5% 7/20/2043	522,526	486,048
Ginnie Mae I Pool 3.5% 7/20/2046	17,549,446	16,215,580
Ginnie Mae I Pool 3.5% 8/15/2042	34,062	31,912
Ginnie Mae I Pool 3.5% 8/15/2043	39,861	37,224
Ginnie Mae I Pool 3.5% 8/15/2043	2,133	1,990
Ginnie Mae I Pool 3.5% 8/20/2052	19,365,263	17,626,484
Ginnie Mae I Pool 3.5% 9/15/2041	4,952	4,663
Ginnie Mae I Pool 3.5% 9/15/2042	94,139	88,040
Ginnie Mae I Pool 3.5% 9/15/2042	45,075	42,196
Ginnie Mae I Pool 3.5% 9/15/2042	44,284	41,772
Ginnie Mae I Pool 3.5% 9/15/2042	25,658	24,001
Ginnie Mae I Pool 3.5% 9/15/2042	5,547	5,194
Ginnie Mae I Pool 3.5% 9/15/2043	28,056	26,245
Ginnie Mae I Pool 4% 1/15/2040	98,545	95,213
Ginnie Mae I Pool 4% 1/15/2040	94,839	91,360
Ginnie Mae I Pool 4% 1/15/2041	473,473	455,580
Ginnie Mae I Pool 4% 1/15/2041	18,322	17,629
Ginnie Mae I Pool 4% 1/15/2041	9,114	8,765
Ginnie Mae I Pool 4% 1/15/2042	8,800	8,450
Ginnie Mae I Pool 4% 1/15/2043	31,359	30,046
Ginnie Mae I Pool 4% 1/15/2047	197,808	187,738
Ginnie Mae I Pool 4% 1/15/2047	190,987	181,264
Ginnie Mae I Pool 4% 1/15/2047	146,907	139,427
Ginnie Mae I Pool 4% 1/15/2047	69,991	66,428
Ginnie Mae I Pool 4% 10/15/2039	115,688	111,736
Ginnie Mae I Pool 4% 10/15/2040	558,869	537,924
Ginnie Mae I Pool 4% 10/15/2040	478,624	460,839
Ginnie Mae I Pool 4% 10/15/2040	469,075	451,947
Ginnie Mae I Pool 4% 10/15/2040	51,945	50,031
Ginnie Mae I Pool 4% 10/15/2040	10,108	9,736
Ginnie Mae I Pool 4% 10/15/2040	9,538	9,188
Ginnie Mae I Pool 4% 10/15/2041	1,048,145	1,006,568
Ginnie Mae I Pool 4% 10/15/2041	481,570	462,924
Ginnie Mae I Pool 4% 10/15/2041	255,075	245,316
Ginnie Mae I Pool 4% 10/15/2041	116,664	112,423
Ginnie Mae I Pool 4% 10/15/2041	95,272	91,627
Ginnie Mae I Pool 4% 10/15/2041	81,583	78,387
Ginnie Mae I Pool 4% 10/15/2041	60,658	58,346
Ginnie Mae I Pool 4% 10/15/2041	51,545	49,534
Ginnie Mae I Pool 4% 10/15/2041	47,460	45,688
Ginnie Mae I Pool 4% 10/15/2041	33,899	32,502
Ginnie Mae I Pool 4% 10/15/2041	27,487	26,440
Ginnie Mae I Pool 4% 10/15/2041	5,068	4,859
Ginnie Mae I Pool 4% 10/20/2042	125,877	120,328
Ginnie Mae I Pool 4% 11/15/2039	84,373	81,535
Ginnie Mae I Pool 4% 11/15/2040	139,398	134,108
Ginnie Mae I Pool 4% 11/15/2040	14,065	13,561
Ginnie Mae I Pool 4% 11/15/2041	246,652	237,064
Ginnie Mae I Pool 4% 11/15/2041	160,396	153,864
Ginnie Mae I Pool 4% 11/15/2041	19,134	18,390
Ginnie Mae I Pool 4% 11/15/2041	9,035	8,694
Ginnie Mae I Pool 4% 11/15/2041	1,225	1,180
Ginnie Mae I Pool 4% 11/15/2042	10,831	10,383
Ginnie Mae I Pool 4% 12/15/2039	271,157	261,345
Ginnie Mae I Pool 4% 12/15/2039	45,323	43,691
Ginnie Mae I Pool 4% 12/15/2040	33,868	32,541
Ginnie Mae I Pool 4% 12/15/2040	22,955	22,063
Ginnie Mae I Pool 4% 12/15/2040	4,696	4,538
Ginnie Mae I Pool 4% 12/15/2040	3,721	3,580
Ginnie Mae I Pool 4% 12/15/2040	2,042	1,966
Ginnie Mae I Pool 4% 12/15/2041	167,052	160,454
Ginnie Mae I Pool 4% 12/15/2041	99,953	96,144
Ginnie Mae I Pool 4% 12/15/2041	93,585	89,904
Ginnie Mae I Pool 4% 12/15/2041	80,369	77,168
Ginnie Mae I Pool 4% 12/15/2041	21,489	20,626
Ginnie Mae I Pool 4% 12/15/2041	17,419	16,789
Ginnie Mae I Pool 4% 12/15/2041	4,113	3,953
Ginnie Mae I Pool 4% 12/15/2042	8,004	7,682
Ginnie Mae I Pool 4% 12/15/2046	37,874	35,969
Ginnie Mae I Pool 4% 2/15/2040	410,277	395,032
Ginnie Mae I Pool 4% 2/15/2040	244,636	235,945
Ginnie Mae I Pool 4% 2/15/2040	240,061	231,179
Ginnie Mae I Pool 4% 2/15/2040	36,626	35,288
Ginnie Mae I Pool 4% 2/15/2041	74,179	71,249
Ginnie Mae I Pool 4% 2/15/2041	33,227	31,992
Ginnie Mae I Pool 4% 2/15/2041	4,936	4,743
Ginnie Mae I Pool 4% 2/15/2042	30,150	28,954
Ginnie Mae I Pool 4% 2/15/2042	20,493	19,690
Ginnie Mae I Pool 4% 2/15/2045	33,307	31,795
Ginnie Mae I Pool 4% 3/15/2040	2,059,214	1,983,688
Ginnie Mae I Pool 4% 3/15/2041	1,024,164	986,107
Ginnie Mae I Pool 4% 3/15/2041	11,725	11,293
Ginnie Mae I Pool 4% 3/15/2041	8,131	7,849
Ginnie Mae I Pool 4% 3/15/2042	121,107	116,263
Ginnie Mae I Pool 4% 3/15/2042	60,708	58,310
Ginnie Mae I Pool 4% 3/15/2042	19,576	18,763
Ginnie Mae I Pool 4% 3/15/2042	15,281	14,658
Ginnie Mae I Pool 4% 4/15/2040	168,161	161,832
Ginnie Mae I Pool 4% 4/15/2040	69,076	66,645
Ginnie Mae I Pool 4% 4/15/2041	2,359	2,270
Ginnie Mae I Pool 4% 4/15/2042	19,542	18,718
Ginnie Mae I Pool 4% 4/15/2043	24,370	23,350
Ginnie Mae I Pool 4% 4/15/2043	8,300	7,970
Ginnie Mae I Pool 4% 4/15/2046	1,997,179	1,905,096
Ginnie Mae I Pool 4% 4/20/2048	448,237	423,872
Ginnie Mae I Pool 4% 4/20/2048	425,953	402,800
Ginnie Mae I Pool 4% 5/15/2040	145,890	140,399
Ginnie Mae I Pool 4% 5/15/2041	19,604	19,036
Ginnie Mae I Pool 4% 5/15/2043	40,956	39,152
Ginnie Mae I Pool 4% 5/15/2043	13,527	12,933
Ginnie Mae I Pool 4% 5/15/2045	31,017	29,565
Ginnie Mae I Pool 4% 5/20/2049	737,717	693,697
Ginnie Mae I Pool 4% 6/15/2041	28,049	26,967
Ginnie Mae I Pool 4% 6/15/2041	18,094	17,396
Ginnie Mae I Pool 4% 6/15/2041	12,226	11,735
Ginnie Mae I Pool 4% 6/15/2042	6,551	6,273
Ginnie Mae I Pool 4% 6/15/2042	4,344	4,161
Ginnie Mae I Pool 4% 6/15/2043	29,039	27,804
Ginnie Mae I Pool 4% 6/15/2043	15,414	14,786
Ginnie Mae I Pool 4% 6/15/2045	8,319	7,946
Ginnie Mae I Pool 4% 7/15/2039	108,958	105,069
Ginnie Mae I Pool 4% 7/15/2041	54,837	52,585
Ginnie Mae I Pool 4% 7/15/2041	49,912	47,964
Ginnie Mae I Pool 4% 7/15/2041	15,252	14,678
Ginnie Mae I Pool 4% 7/15/2041	2,905	2,786
Ginnie Mae I Pool 4% 7/15/2045	22,687	21,619
Ginnie Mae I Pool 4% 7/15/2046	132,930	126,246
Ginnie Mae I Pool 4% 7/15/2046	106,781	101,608
Ginnie Mae I Pool 4% 8/15/2039	42,696	41,144
Ginnie Mae I Pool 4% 8/15/2039	32,106	30,918
Ginnie Mae I Pool 4% 8/15/2039	5,475	5,287
Ginnie Mae I Pool 4% 8/15/2040	23,164	22,322
Ginnie Mae I Pool 4% 8/15/2041	72,333	69,565
Ginnie Mae I Pool 4% 8/15/2041	15,669	15,094
Ginnie Mae I Pool 4% 8/15/2041	14,362	13,852
Ginnie Mae I Pool 4% 8/15/2042	237,884	227,811
Ginnie Mae I Pool 4% 8/15/2042	29,079	27,985
Ginnie Mae I Pool 4% 8/15/2042	8,116	7,819
Ginnie Mae I Pool 4% 8/15/2043	13,228	12,635
Ginnie Mae I Pool 4% 8/15/2043	9,153	8,742
Ginnie Mae I Pool 4% 9/15/2039	71,690	69,354
Ginnie Mae I Pool 4% 9/15/2040	3,859	3,718
Ginnie Mae I Pool 4% 9/15/2041	110,369	106,079
Ginnie Mae I Pool 4% 9/15/2041	60,563	58,303
Ginnie Mae I Pool 4% 9/15/2041	60,058	57,760
Ginnie Mae I Pool 4% 9/15/2041	14,402	13,826
Ginnie Mae I Pool 4% 9/15/2041	8,541	8,188
Ginnie Mae I Pool 4% 9/15/2041	6,817	6,583
Ginnie Mae I Pool 4% 9/15/2041	3,526	3,389
Ginnie Mae I Pool 4.5% 1/15/2041	2,328	2,298
Ginnie Mae I Pool 4.5% 10/15/2039	50,754	50,079
Ginnie Mae I Pool 4.5% 10/15/2039	9,260	9,153
Ginnie Mae I Pool 4.5% 10/15/2039	2,797	2,765
Ginnie Mae I Pool 4.5% 10/15/2040	6,033	5,959
Ginnie Mae I Pool 4.5% 11/15/2039	319,418	315,194
Ginnie Mae I Pool 4.5% 11/15/2039	129,244	127,651
Ginnie Mae I Pool 4.5% 11/15/2039	95,024	93,893
Ginnie Mae I Pool 4.5% 11/15/2039	64,972	64,285
Ginnie Mae I Pool 4.5% 11/15/2039	48,202	47,634
Ginnie Mae I Pool 4.5% 11/15/2039	39,401	38,939
Ginnie Mae I Pool 4.5% 11/15/2039	10,377	10,260
Ginnie Mae I Pool 4.5% 11/15/2039	7,696	7,603
Ginnie Mae I Pool 4.5% 11/15/2039	7,011	6,930
Ginnie Mae I Pool 4.5% 11/15/2039	5,095	5,035
Ginnie Mae I Pool 4.5% 11/15/2039	4,256	4,207
Ginnie Mae I Pool 4.5% 11/15/2039	3,794	3,748
Ginnie Mae I Pool 4.5% 11/15/2039	1,427	1,410
Ginnie Mae I Pool 4.5% 12/15/2039	6,397	6,331
Ginnie Mae I Pool 4.5% 2/15/2040	245,143	241,725
Ginnie Mae I Pool 4.5% 2/15/2040	222,329	219,697
Ginnie Mae I Pool 4.5% 2/15/2040	138,987	137,368
Ginnie Mae I Pool 4.5% 2/15/2040	77,340	76,434
Ginnie Mae I Pool 4.5% 2/15/2040	36,674	36,254
Ginnie Mae I Pool 4.5% 2/15/2040	18,042	17,839
Ginnie Mae I Pool 4.5% 2/15/2040	15,147	14,970
Ginnie Mae I Pool 4.5% 2/15/2040	7,007	6,934
Ginnie Mae I Pool 4.5% 2/15/2040	5,923	5,854
Ginnie Mae I Pool 4.5% 2/15/2040	5,496	5,431
Ginnie Mae I Pool 4.5% 2/15/2040	1,641	1,621
Ginnie Mae I Pool 4.5% 2/15/2041	61,263	60,450
Ginnie Mae I Pool 4.5% 3/15/2040	655,624	647,903
Ginnie Mae I Pool 4.5% 3/15/2040	29,861	29,507
Ginnie Mae I Pool 4.5% 3/15/2040	9,850	9,729
Ginnie Mae I Pool 4.5% 3/15/2040	9,841	9,726
Ginnie Mae I Pool 4.5% 3/15/2040	3,112	3,075
Ginnie Mae I Pool 4.5% 3/15/2041	116,443	114,904
Ginnie Mae I Pool 4.5% 3/15/2041	32,765	32,371
Ginnie Mae I Pool 4.5% 3/15/2041	9,177	9,060
Ginnie Mae I Pool 4.5% 3/15/2041	2,224	2,197
Ginnie Mae I Pool 4.5% 4/15/2040	138,025	136,155
Ginnie Mae I Pool 4.5% 4/15/2040	104,812	103,451
Ginnie Mae I Pool 4.5% 4/15/2040	59,208	58,430
Ginnie Mae I Pool 4.5% 4/15/2040	24,690	24,342
Ginnie Mae I Pool 4.5% 4/15/2040	24,124	23,784
Ginnie Mae I Pool 4.5% 4/15/2040	19,439	19,220
Ginnie Mae I Pool 4.5% 5/15/2039	46,904	46,385
Ginnie Mae I Pool 4.5% 5/15/2040	309,372	305,709
Ginnie Mae I Pool 4.5% 5/15/2040	32,756	32,330
Ginnie Mae I Pool 4.5% 5/15/2041	120	120
Ginnie Mae I Pool 4.5% 6/15/2039	159,309	157,624
Ginnie Mae I Pool 4.5% 6/15/2039	153,896	152,133
Ginnie Mae I Pool 4.5% 6/15/2039	23,725	23,461
Ginnie Mae I Pool 4.5% 6/15/2039	2,107	2,084
Ginnie Mae I Pool 4.5% 6/15/2039	1,482	1,466
Ginnie Mae I Pool 4.5% 6/15/2040	1,219,942	1,203,417
Ginnie Mae I Pool 4.5% 6/15/2040	333,964	329,903
Ginnie Mae I Pool 4.5% 6/15/2040	199,578	197,228
Ginnie Mae I Pool 4.5% 6/15/2040	174,221	172,147
Ginnie Mae I Pool 4.5% 6/15/2040	137,134	135,484
Ginnie Mae I Pool 4.5% 6/15/2040	72,592	71,742
Ginnie Mae I Pool 4.5% 6/15/2040	31,892	31,510
Ginnie Mae I Pool 4.5% 6/15/2040	21,181	20,931
Ginnie Mae I Pool 4.5% 6/15/2040	16,306	16,112
Ginnie Mae I Pool 4.5% 6/15/2040	14,571	14,389
Ginnie Mae I Pool 4.5% 6/15/2040	8,484	8,386
Ginnie Mae I Pool 4.5% 6/15/2041	245,597	242,488
Ginnie Mae I Pool 4.5% 7/15/2039	119,581	118,268
Ginnie Mae I Pool 4.5% 7/15/2039	4,774	4,716
Ginnie Mae I Pool 4.5% 7/15/2040	508,352	502,333
Ginnie Mae I Pool 4.5% 7/15/2040	370,058	365,772
Ginnie Mae I Pool 4.5% 7/15/2040	268,342	265,182
Ginnie Mae I Pool 4.5% 7/15/2040	39,260	38,783
Ginnie Mae I Pool 4.5% 7/15/2040	33,793	33,393
Ginnie Mae I Pool 4.5% 7/15/2040	29,436	29,089
Ginnie Mae I Pool 4.5% 7/15/2040	26,161	25,851
Ginnie Mae I Pool 4.5% 7/15/2040	25,771	25,469
Ginnie Mae I Pool 4.5% 7/15/2040	22,887	22,604
Ginnie Mae I Pool 4.5% 7/15/2040	16,696	16,493
Ginnie Mae I Pool 4.5% 7/15/2040	8,517	8,415
Ginnie Mae I Pool 4.5% 7/15/2040	7,122	7,036
Ginnie Mae I Pool 4.5% 7/15/2040	1,127	1,112
Ginnie Mae I Pool 4.5% 7/15/2040	1,110	1,096
Ginnie Mae I Pool 4.5% 8/15/2039	1,341,941	1,326,841
Ginnie Mae I Pool 4.5% 8/15/2039	844,803	835,353
Ginnie Mae I Pool 4.5% 8/15/2039	688,216	680,609
Ginnie Mae I Pool 4.5% 8/15/2039	275,124	271,956
Ginnie Mae I Pool 4.5% 8/15/2039	129,867	128,457
Ginnie Mae I Pool 4.5% 8/15/2039	33,337	32,951
Ginnie Mae I Pool 4.5% 8/15/2039	23,008	22,746
Ginnie Mae I Pool 4.5% 8/15/2040	86,585	85,554
Ginnie Mae I Pool 4.5% 8/15/2040	39,525	38,949
Ginnie Mae I Pool 4.5% 8/15/2040	15,670	15,476
Ginnie Mae I Pool 4.5% 8/15/2040	15,477	15,278
Ginnie Mae I Pool 4.5% 8/15/2040	11,550	11,415
Ginnie Mae I Pool 4.5% 8/15/2040	4,135	4,085
Ginnie Mae I Pool 4.5% 8/15/2040	2,489	2,458
Ginnie Mae I Pool 4.5% 8/15/2040	1,922	1,903
Ginnie Mae I Pool 4.5% 8/15/2041	27,944	27,618
Ginnie Mae I Pool 4.5% 9/15/2039	248,526	245,696
Ginnie Mae I Pool 4.5% 9/15/2039	125,007	123,617
Ginnie Mae I Pool 4.5% 9/15/2039	3,635	3,593
Ginnie Mae I Pool 4.5% 9/15/2039	3,149	3,114
Ginnie Mae I Pool 4.5% 9/15/2040	40,541	40,079
Ginnie Mae I Pool 4.5% 9/15/2040	17,826	17,607
Ginnie Mae I Pool 5% 1/15/2034	9,564	9,650
Ginnie Mae I Pool 5% 1/15/2040	3,457	3,484
Ginnie Mae I Pool 5% 1/15/2040	3,019	3,052
Ginnie Mae I Pool 5% 10/15/2033	4,778	4,821
Ginnie Mae I Pool 5% 10/15/2034	7,348	7,412
Ginnie Mae I Pool 5% 10/15/2039	94,352	95,352
Ginnie Mae I Pool 5% 10/15/2039	74,531	75,328
Ginnie Mae I Pool 5% 10/15/2039	58,910	59,563
Ginnie Mae I Pool 5% 10/15/2039	32,199	32,540
Ginnie Mae I Pool 5% 10/15/2039	17,837	18,035
Ginnie Mae I Pool 5% 11/15/2033	3,145	3,174
Ginnie Mae I Pool 5% 11/15/2039	98,588	99,646
Ginnie Mae I Pool 5% 11/15/2039	71,828	72,620
Ginnie Mae I Pool 5% 11/15/2039	37,998	38,405
Ginnie Mae I Pool 5% 11/15/2039	35,565	35,946
Ginnie Mae I Pool 5% 11/15/2039	7,063	7,138
Ginnie Mae I Pool 5% 11/15/2039	6,576	6,647
Ginnie Mae I Pool 5% 11/15/2040	35,561	35,944
Ginnie Mae I Pool 5% 11/15/2040	9,853	9,950
Ginnie Mae I Pool 5% 12/15/2032	1,060	1,069
Ginnie Mae I Pool 5% 12/15/2037	26,729	27,021
Ginnie Mae I Pool 5% 12/15/2038	11,318	11,441
Ginnie Mae I Pool 5% 12/15/2039	95,409	96,434
Ginnie Mae I Pool 5% 12/15/2039	48,336	48,851
Ginnie Mae I Pool 5% 12/15/2039	38,352	38,768
Ginnie Mae I Pool 5% 2/15/2039	155,941	157,592
Ginnie Mae I Pool 5% 2/15/2039	1,260	1,273
Ginnie Mae I Pool 5% 2/15/2040	7,354	7,433
Ginnie Mae I Pool 5% 3/15/2039	18,905	19,111
Ginnie Mae I Pool 5% 3/15/2040	14,094	14,246
Ginnie Mae I Pool 5% 3/15/2041	81,443	82,235
Ginnie Mae I Pool 5% 3/15/2041	29,716	30,035
Ginnie Mae I Pool 5% 3/15/2041	6,609	6,680
Ginnie Mae I Pool 5% 4/15/2033	8,470	8,539
Ginnie Mae I Pool 5% 4/15/2039	40,520	40,950
Ginnie Mae I Pool 5% 4/15/2039	14,983	15,146
Ginnie Mae I Pool 5% 4/15/2040	676,523	683,779
Ginnie Mae I Pool 5% 4/15/2040	657,764	664,794
Ginnie Mae I Pool 5% 4/15/2040	41,106	41,549
Ginnie Mae I Pool 5% 4/15/2040	13,390	13,534
Ginnie Mae I Pool 5% 4/15/2040	8,268	8,357
Ginnie Mae I Pool 5% 4/15/2040	4,568	4,617
Ginnie Mae I Pool 5% 4/15/2040	967	977
Ginnie Mae I Pool 5% 4/15/2041	121,203	122,381
Ginnie Mae I Pool 5% 4/15/2041	27,190	27,454
Ginnie Mae I Pool 5% 4/15/2041	13,108	13,236
Ginnie Mae I Pool 5% 4/15/2041	5,173	5,228
Ginnie Mae I Pool 5% 4/20/2048	747,219	752,516
Ginnie Mae I Pool 5% 5/15/2039	132,369	133,838
Ginnie Mae I Pool 5% 5/15/2039	101,289	102,365
Ginnie Mae I Pool 5% 5/15/2039	15,817	15,992
Ginnie Mae I Pool 5% 5/15/2040	40,683	41,122
Ginnie Mae I Pool 5% 5/15/2040	24,702	24,975
Ginnie Mae I Pool 5% 5/15/2040	8,858	8,955
Ginnie Mae I Pool 5% 6/15/2033	725	732
Ginnie Mae I Pool 5% 6/15/2039	13,253	13,400
Ginnie Mae I Pool 5% 6/15/2039	2,642	2,670
Ginnie Mae I Pool 5% 6/15/2040	2,043,056	2,064,971
Ginnie Mae I Pool 5% 6/15/2040	54,618	55,204
Ginnie Mae I Pool 5% 6/15/2040	42,807	43,277
Ginnie Mae I Pool 5% 6/15/2040	36,517	36,871
Ginnie Mae I Pool 5% 6/15/2040	7,454	7,527
Ginnie Mae I Pool 5% 6/15/2040	4,594	4,644
Ginnie Mae I Pool 5% 6/15/2041	97,470	98,527
Ginnie Mae I Pool 5% 6/15/2041	13,855	13,989
Ginnie Mae I Pool 5% 6/15/2041	12,858	13,001
Ginnie Mae I Pool 5% 6/15/2041	2,693	2,722
Ginnie Mae I Pool 5% 7/15/2039	167,039	168,886
Ginnie Mae I Pool 5% 7/15/2039	101,047	102,120
Ginnie Mae I Pool 5% 7/15/2039	3,700	3,741
Ginnie Mae I Pool 5% 7/15/2040	106,466	107,611
Ginnie Mae I Pool 5% 7/15/2040	90,292	91,263
Ginnie Mae I Pool 5% 7/15/2040	52,145	52,707
Ginnie Mae I Pool 5% 7/15/2040	44,117	44,596
Ginnie Mae I Pool 5% 7/15/2040	34,990	35,364
Ginnie Mae I Pool 5% 7/15/2040	21,227	21,433
Ginnie Mae I Pool 5% 7/15/2040	7,047	7,123
Ginnie Mae I Pool 5% 7/15/2040	6,846	6,920
Ginnie Mae I Pool 5% 8/15/2039	80,527	81,383
Ginnie Mae I Pool 5% 8/15/2039	69,942	70,688
Ginnie Mae I Pool 5% 8/15/2039	31,710	32,062
Ginnie Mae I Pool 5% 8/15/2039	22,977	23,223
Ginnie Mae I Pool 5% 8/15/2039	12,109	12,238
Ginnie Mae I Pool 5% 8/15/2039	7,803	7,886
Ginnie Mae I Pool 5% 8/15/2039	7,032	7,109
Ginnie Mae I Pool 5% 8/15/2039	2,817	2,847
Ginnie Mae I Pool 5% 8/15/2039	1,899	1,920
Ginnie Mae I Pool 5% 8/15/2040	172,508	174,369
Ginnie Mae I Pool 5% 8/15/2040	138,755	140,245
Ginnie Mae I Pool 5% 8/15/2040	129,024	130,419
Ginnie Mae I Pool 5% 8/15/2040	39,250	39,675
Ginnie Mae I Pool 5% 8/15/2040	2,658	2,686
Ginnie Mae I Pool 5% 8/15/2041	3,161	3,195
Ginnie Mae I Pool 5% 9/15/2033	138	138
Ginnie Mae I Pool 5% 9/15/2037	5,517	5,577
Ginnie Mae I Pool 5% 9/15/2039	528,919	534,519
Ginnie Mae I Pool 5% 9/15/2039	111,730	112,919
Ginnie Mae I Pool 5% 9/15/2039	77,542	78,369
Ginnie Mae I Pool 5% 9/15/2039	36,814	37,207
Ginnie Mae I Pool 5% 9/15/2039	34,950	35,322
Ginnie Mae I Pool 5% 9/15/2039	34,070	34,437
Ginnie Mae I Pool 5% 9/15/2039	30,132	30,452
Ginnie Mae I Pool 5% 9/15/2039	23,326	23,575
Ginnie Mae I Pool 5% 9/15/2039	19,702	19,912
Ginnie Mae I Pool 5% 9/15/2039	9,881	9,987
Ginnie Mae I Pool 5% 9/15/2039	7,746	7,828
Ginnie Mae I Pool 5% 9/15/2039	4,586	4,635
Ginnie Mae I Pool 5% 9/15/2039	3,948	3,992
Ginnie Mae I Pool 5% 9/15/2040	82,481	83,367
Ginnie Mae I Pool 5% 9/15/2040	53,741	54,324
Ginnie Mae I Pool 5% 9/15/2040	25,745	25,997
Ginnie Mae I Pool 5% 9/15/2040	17,187	17,372
Ginnie Mae I Pool 5% 9/15/2041	1,478,154	1,493,934
Ginnie Mae I Pool 5.5% 1/15/2034	1,105	1,130
Ginnie Mae I Pool 5.5% 1/15/2039	6,545	6,705
Ginnie Mae I Pool 5.5% 10/15/2035	72,250	74,137
Ginnie Mae I Pool 5.5% 11/15/2033	438	447
Ginnie Mae I Pool 5.5% 12/15/2038	1,908	1,953
Ginnie Mae I Pool 5.5% 12/15/2038	312	319
Ginnie Mae I Pool 5.5% 3/15/2034	4,005	4,096
Ginnie Mae I Pool 5.5% 3/15/2034	848	865
Ginnie Mae I Pool 5.5% 3/15/2039	5,752	5,891
Ginnie Mae I Pool 5.5% 4/15/2034	4,955	5,067
Ginnie Mae I Pool 5.5% 4/15/2034	885	905
Ginnie Mae I Pool 5.5% 5/15/2034	17,629	18,059
Ginnie Mae I Pool 5.5% 5/15/2034	4,951	5,065
Ginnie Mae I Pool 5.5% 5/15/2034	1,668	1,707
Ginnie Mae I Pool 5.5% 5/15/2034	1,455	1,492
Ginnie Mae I Pool 5.5% 5/15/2034	961	985
Ginnie Mae I Pool 5.5% 5/15/2034	887	906
Ginnie Mae I Pool 5.5% 5/15/2039	54,956	56,304
Ginnie Mae I Pool 5.5% 6/15/2033	566	578
Ginnie Mae I Pool 5.5% 6/15/2039	4,406	4,509
Ginnie Mae I Pool 5.5% 7/15/2033	3,817	3,906
Ginnie Mae I Pool 5.5% 7/15/2037	381	391
Ginnie Mae I Pool 5.5% 7/15/2038	1,055	1,080
Ginnie Mae I Pool 5.5% 7/15/2038	1,035	1,058
Ginnie Mae I Pool 5.5% 7/15/2039	17,286	17,731
Ginnie Mae I Pool 5.5% 8/15/2033	13,446	13,759
Ginnie Mae I Pool 5.5% 9/15/2039	368,265	377,579
Ginnie Mae I Pool 5.5% 9/15/2039	290,536	297,865
Ginnie Mae I Pool 6% 10/15/2030	19,366	19,812
Ginnie Mae I Pool 6% 10/15/2039	13,606	14,084
Ginnie Mae I Pool 6% 11/15/2037	1,307	1,349
Ginnie Mae I Pool 6% 11/15/2039	39,073	40,471
Ginnie Mae I Pool 6% 11/15/2039	20,841	21,582
Ginnie Mae I Pool 6% 11/15/2039	14,773	15,287
Ginnie Mae I Pool 6% 11/15/2039	7,848	8,120
Ginnie Mae I Pool 6% 11/15/2039	6,712	6,946
Ginnie Mae I Pool 6% 11/15/2039	5,450	5,638
Ginnie Mae I Pool 6% 11/15/2039	2,998	3,104
Ginnie Mae I Pool 6% 12/15/2034	3,307	3,414
Ginnie Mae I Pool 6% 5/15/2040	1,134,099	1,171,462
Ginnie Mae I Pool 6% 6/15/2036	136,496	141,122
Ginnie Mae I Pool 6.5% 10/15/2034	44,991	47,207
Ginnie Mae I Pool 6.5% 10/15/2034	5,813	6,076
Ginnie Mae I Pool 6.5% 10/15/2034	5,368	5,618
Ginnie Mae I Pool 6.5% 10/15/2034	3,126	3,287
Ginnie Mae I Pool 6.5% 10/15/2034	432	451
Ginnie Mae I Pool 6.5% 10/15/2035	31,190	32,910
Ginnie Mae I Pool 6.5% 10/15/2036	10,063	10,556
Ginnie Mae I Pool 6.5% 11/15/2034	11,135	11,593
Ginnie Mae I Pool 6.5% 2/15/2035	1,370	1,437
Ginnie Mae I Pool 6.5% 3/15/2035	1,132	1,179
Ginnie Mae I Pool 6.5% 6/15/2037	11,192	11,733
Ginnie Mae I Pool 6.5% 7/15/2035	3,377	3,548
Ginnie Mae I Pool 6.5% 8/15/2034	50,245	52,646
Ginnie Mae I Pool 6.5% 8/15/2034	1,063	1,106
Ginnie Mae I Pool 6.5% 8/15/2036	8,969	9,407
Ginnie Mae I Pool 6.5% 9/15/2034	20,078	21,023
Ginnie Mae I Pool 6.5% 9/15/2034	163	171
Ginnie Mae I Pool 6.5% 9/15/2035	725	755
Ginnie Mae I Pool 7% 1/15/2027	8	8
Ginnie Mae I Pool 7% 1/15/2028	418	422
Ginnie Mae I Pool 7% 1/15/2028	415	419
Ginnie Mae I Pool 7% 1/15/2028	381	381
Ginnie Mae I Pool 7% 1/15/2028	364	365
Ginnie Mae I Pool 7% 1/15/2028	327	329
Ginnie Mae I Pool 7% 1/15/2028	312	314
Ginnie Mae I Pool 7% 1/15/2028	287	289
Ginnie Mae I Pool 7% 1/15/2028	109	110
Ginnie Mae I Pool 7% 1/15/2028	82	83
Ginnie Mae I Pool 7% 1/15/2028	70	70
Ginnie Mae I Pool 7% 1/15/2028	65	65
Ginnie Mae I Pool 7% 1/15/2028	27	27
Ginnie Mae I Pool 7% 1/15/2029	1,202	1,221
Ginnie Mae I Pool 7% 1/15/2029	891	904
Ginnie Mae I Pool 7% 1/15/2029	590	597
Ginnie Mae I Pool 7% 1/15/2029	462	469
Ginnie Mae I Pool 7% 1/15/2029	328	332
Ginnie Mae I Pool 7% 1/15/2029	56	57
Ginnie Mae I Pool 7% 1/15/2029	55	56
Ginnie Mae I Pool 7% 1/15/2030	4,101	4,171
Ginnie Mae I Pool 7% 1/15/2030	345	351
Ginnie Mae I Pool 7% 1/15/2031	5,865	5,980
Ginnie Mae I Pool 7% 1/15/2031	2,664	2,727
Ginnie Mae I Pool 7% 1/15/2031	1,370	1,399
Ginnie Mae I Pool 7% 1/15/2032	9,104	9,329
Ginnie Mae I Pool 7% 1/15/2032	375	380
Ginnie Mae I Pool 7% 10/15/2028	3,465	3,509
Ginnie Mae I Pool 7% 10/15/2028	2,299	2,329
Ginnie Mae I Pool 7% 10/15/2028	803	805
Ginnie Mae I Pool 7% 10/15/2028	602	609
Ginnie Mae I Pool 7% 10/15/2028	51	52
Ginnie Mae I Pool 7% 10/15/2028	18	18
Ginnie Mae I Pool 7% 10/15/2029	917	934
Ginnie Mae I Pool 7% 10/15/2029	134	137
Ginnie Mae I Pool 7% 10/15/2030	1,143	1,164
Ginnie Mae I Pool 7% 10/15/2030	704	720
Ginnie Mae I Pool 7% 10/15/2031	7,872	8,077
Ginnie Mae I Pool 7% 10/15/2031	1,869	1,911
Ginnie Mae I Pool 7% 10/15/2031	1,549	1,588
Ginnie Mae I Pool 7% 10/15/2031	1,362	1,378
Ginnie Mae I Pool 7% 10/15/2031	1,067	1,095
Ginnie Mae I Pool 7% 10/15/2031	291	298
Ginnie Mae I Pool 7% 10/15/2031	160	164
Ginnie Mae I Pool 7% 10/15/2031	37	38
Ginnie Mae I Pool 7% 10/15/2032	2,254	2,307
Ginnie Mae I Pool 7% 11/15/2027	66	66
Ginnie Mae I Pool 7% 11/15/2028	1,525	1,542
Ginnie Mae I Pool 7% 11/15/2028	863	876
Ginnie Mae I Pool 7% 11/15/2028	518	526
Ginnie Mae I Pool 7% 11/15/2028	428	434
Ginnie Mae I Pool 7% 11/15/2028	310	313
Ginnie Mae I Pool 7% 11/15/2029	3,670	3,740
Ginnie Mae I Pool 7% 11/15/2031	4,161	4,236
Ginnie Mae I Pool 7% 11/15/2031	1,819	1,864
Ginnie Mae I Pool 7% 11/15/2031	691	708
Ginnie Mae I Pool 7% 11/15/2031	55	56
Ginnie Mae I Pool 7% 11/15/2032	1,607	1,644
Ginnie Mae I Pool 7% 12/15/2027	893	901
Ginnie Mae I Pool 7% 12/15/2027	670	677
Ginnie Mae I Pool 7% 12/15/2027	232	234
Ginnie Mae I Pool 7% 12/15/2027	146	147
Ginnie Mae I Pool 7% 12/15/2027	101	102
Ginnie Mae I Pool 7% 12/15/2027	72	73
Ginnie Mae I Pool 7% 12/15/2027	11	11
Ginnie Mae I Pool 7% 12/15/2028	3,885	3,943
Ginnie Mae I Pool 7% 12/15/2028	1,360	1,380
Ginnie Mae I Pool 7% 12/15/2028	612	622
Ginnie Mae I Pool 7% 12/15/2028	558	567
Ginnie Mae I Pool 7% 12/15/2028	377	382
Ginnie Mae I Pool 7% 12/15/2028	194	196
Ginnie Mae I Pool 7% 12/15/2028	172	174
Ginnie Mae I Pool 7% 12/15/2028	77	77
Ginnie Mae I Pool 7% 12/15/2028	18	18
Ginnie Mae I Pool 7% 12/15/2030	1,877	1,921
Ginnie Mae I Pool 7% 12/15/2031	6,888	7,057
Ginnie Mae I Pool 7% 12/15/2031	2,598	2,665
Ginnie Mae I Pool 7% 12/15/2031	316	324
Ginnie Mae I Pool 7% 2/15/2028	3,137	3,167
Ginnie Mae I Pool 7% 2/15/2028	953	961
Ginnie Mae I Pool 7% 2/15/2028	492	497
Ginnie Mae I Pool 7% 2/15/2028	415	420
Ginnie Mae I Pool 7% 2/15/2028	398	399
Ginnie Mae I Pool 7% 2/15/2028	346	349
Ginnie Mae I Pool 7% 2/15/2028	319	320
Ginnie Mae I Pool 7% 2/15/2028	183	185
Ginnie Mae I Pool 7% 2/15/2028	82	82
Ginnie Mae I Pool 7% 2/15/2028	78	78
Ginnie Mae I Pool 7% 2/15/2028	52	53
Ginnie Mae I Pool 7% 2/15/2028	51	52
Ginnie Mae I Pool 7% 2/15/2028	46	46
Ginnie Mae I Pool 7% 2/15/2028	36	37
Ginnie Mae I Pool 7% 2/15/2028	20	20
Ginnie Mae I Pool 7% 2/15/2028	20	20
Ginnie Mae I Pool 7% 2/15/2029	258	262
Ginnie Mae I Pool 7% 2/15/2029	161	162
Ginnie Mae I Pool 7% 2/15/2029	100	102
Ginnie Mae I Pool 7% 2/15/2032	11,726	12,042
Ginnie Mae I Pool 7% 2/15/2032	5,965	6,073
Ginnie Mae I Pool 7% 2/15/2032	3,210	3,292
Ginnie Mae I Pool 7% 2/15/2032	1,080	1,106
Ginnie Mae I Pool 7% 2/15/2032	779	788
Ginnie Mae I Pool 7% 2/15/2032	714	731
Ginnie Mae I Pool 7% 2/15/2032	256	263
Ginnie Mae I Pool 7% 3/15/2028	1,184	1,195
Ginnie Mae I Pool 7% 3/15/2028	635	641
Ginnie Mae I Pool 7% 3/15/2028	597	603
Ginnie Mae I Pool 7% 3/15/2028	518	522
Ginnie Mae I Pool 7% 3/15/2028	329	330
Ginnie Mae I Pool 7% 3/15/2028	266	267
Ginnie Mae I Pool 7% 3/15/2028	217	219
Ginnie Mae I Pool 7% 3/15/2028	142	143
Ginnie Mae I Pool 7% 3/15/2028	123	124
Ginnie Mae I Pool 7% 3/15/2028	104	105
Ginnie Mae I Pool 7% 3/15/2029	1,749	1,776
Ginnie Mae I Pool 7% 3/15/2029	745	757
Ginnie Mae I Pool 7% 3/15/2029	430	436
Ginnie Mae I Pool 7% 3/15/2029	180	181
Ginnie Mae I Pool 7% 3/15/2029	103	104
Ginnie Mae I Pool 7% 3/15/2029	92	93
Ginnie Mae I Pool 7% 3/15/2031	730	747
Ginnie Mae I Pool 7% 3/15/2031	687	703
Ginnie Mae I Pool 7% 3/15/2031	515	527
Ginnie Mae I Pool 7% 3/15/2031	200	202
Ginnie Mae I Pool 7% 3/15/2031	55	56
Ginnie Mae I Pool 7% 3/15/2032	4,628	4,753
Ginnie Mae I Pool 7% 3/15/2032	2,005	2,058
Ginnie Mae I Pool 7% 3/15/2032	1,498	1,538
Ginnie Mae I Pool 7% 3/15/2032	466	477
Ginnie Mae I Pool 7% 3/15/2032	375	384
Ginnie Mae I Pool 7% 3/15/2032	264	268
Ginnie Mae I Pool 7% 3/15/2032	251	257
Ginnie Mae I Pool 7% 3/15/2032	62	64
Ginnie Mae I Pool 7% 4/15/2028	2,164	2,188
Ginnie Mae I Pool 7% 4/15/2028	1,117	1,130
Ginnie Mae I Pool 7% 4/15/2028	697	704
Ginnie Mae I Pool 7% 4/15/2028	537	543
Ginnie Mae I Pool 7% 4/15/2028	426	431
Ginnie Mae I Pool 7% 4/15/2028	323	326
Ginnie Mae I Pool 7% 4/15/2028	228	229
Ginnie Mae I Pool 7% 4/15/2028	166	167
Ginnie Mae I Pool 7% 4/15/2028	117	118
Ginnie Mae I Pool 7% 4/15/2028	67	67
Ginnie Mae I Pool 7% 4/15/2028	37	38
Ginnie Mae I Pool 7% 4/15/2028	29	29
Ginnie Mae I Pool 7% 4/15/2028	19	19
Ginnie Mae I Pool 7% 4/15/2028	15	15
Ginnie Mae I Pool 7% 4/15/2028	10	10
Ginnie Mae I Pool 7% 4/15/2029	1,164	1,182
Ginnie Mae I Pool 7% 4/15/2029	129	130
Ginnie Mae I Pool 7% 4/15/2029	118	120
Ginnie Mae I Pool 7% 4/15/2030	908	927
Ginnie Mae I Pool 7% 4/15/2031	5,080	5,199
Ginnie Mae I Pool 7% 4/15/2031	2,185	2,238
Ginnie Mae I Pool 7% 4/15/2031	1,266	1,296
Ginnie Mae I Pool 7% 4/15/2031	525	538
Ginnie Mae I Pool 7% 4/15/2031	284	291
Ginnie Mae I Pool 7% 4/15/2032	6,693	6,877
Ginnie Mae I Pool 7% 4/15/2032	3,709	3,804
Ginnie Mae I Pool 7% 4/15/2032	2,583	2,652
Ginnie Mae I Pool 7% 4/15/2032	1,162	1,193
Ginnie Mae I Pool 7% 4/15/2032	1,019	1,044
Ginnie Mae I Pool 7% 4/15/2032	906	929
Ginnie Mae I Pool 7% 4/15/2032	903	925
Ginnie Mae I Pool 7% 4/15/2032	681	697
Ginnie Mae I Pool 7% 4/15/2032	597	613
Ginnie Mae I Pool 7% 4/15/2032	555	568
Ginnie Mae I Pool 7% 4/15/2032	550	563
Ginnie Mae I Pool 7% 4/15/2032	223	225
Ginnie Mae I Pool 7% 4/20/2032	93,351	96,550
Ginnie Mae I Pool 7% 5/15/2027	11	11
Ginnie Mae I Pool 7% 5/15/2028	956	965
Ginnie Mae I Pool 7% 5/15/2028	663	666
Ginnie Mae I Pool 7% 5/15/2028	484	488
Ginnie Mae I Pool 7% 5/15/2028	119	120
Ginnie Mae I Pool 7% 5/15/2028	91	91
Ginnie Mae I Pool 7% 5/15/2028	86	87
Ginnie Mae I Pool 7% 5/15/2028	82	83
Ginnie Mae I Pool 7% 5/15/2028	44	45
Ginnie Mae I Pool 7% 5/15/2028	45	45
Ginnie Mae I Pool 7% 5/15/2029	819	834
Ginnie Mae I Pool 7% 5/15/2029	296	300
Ginnie Mae I Pool 7% 5/15/2030	645	655
Ginnie Mae I Pool 7% 5/15/2031	2,154	2,195
Ginnie Mae I Pool 7% 5/15/2031	1,128	1,156
Ginnie Mae I Pool 7% 5/15/2031	374	377
Ginnie Mae I Pool 7% 5/15/2031	270	274
Ginnie Mae I Pool 7% 5/15/2032	10,537	10,827
Ginnie Mae I Pool 7% 5/15/2032	3,550	3,649
Ginnie Mae I Pool 7% 5/15/2032	1,982	2,023
Ginnie Mae I Pool 7% 5/15/2032	1,540	1,571
Ginnie Mae I Pool 7% 5/15/2032	1,278	1,310
Ginnie Mae I Pool 7% 5/15/2032	1,213	1,244
Ginnie Mae I Pool 7% 5/15/2032	1,186	1,202
Ginnie Mae I Pool 7% 5/15/2032	959	978
Ginnie Mae I Pool 7% 5/15/2032	927	953
Ginnie Mae I Pool 7% 5/15/2032	827	851
Ginnie Mae I Pool 7% 5/15/2032	813	835
Ginnie Mae I Pool 7% 5/15/2032	789	809
Ginnie Mae I Pool 7% 5/15/2032	693	708
Ginnie Mae I Pool 7% 5/15/2032	258	265
Ginnie Mae I Pool 7% 5/15/2032	243	250
Ginnie Mae I Pool 7% 5/15/2032	103	106
Ginnie Mae I Pool 7% 5/15/2032	79	81
Ginnie Mae I Pool 7% 5/15/2032	54	56
Ginnie Mae I Pool 7% 5/15/2032	18	18
Ginnie Mae I Pool 7% 6/15/2028	2,211	2,235
Ginnie Mae I Pool 7% 6/15/2028	1,194	1,207
Ginnie Mae I Pool 7% 6/15/2028	935	945
Ginnie Mae I Pool 7% 6/15/2028	800	810
Ginnie Mae I Pool 7% 6/15/2028	799	807
Ginnie Mae I Pool 7% 6/15/2028	443	447
Ginnie Mae I Pool 7% 6/15/2028	397	402
Ginnie Mae I Pool 7% 6/15/2028	388	392
Ginnie Mae I Pool 7% 6/15/2028	347	351
Ginnie Mae I Pool 7% 6/15/2028	320	324
Ginnie Mae I Pool 7% 6/15/2028	266	268
Ginnie Mae I Pool 7% 6/15/2028	258	261
Ginnie Mae I Pool 7% 6/15/2028	237	240
Ginnie Mae I Pool 7% 6/15/2028	198	200
Ginnie Mae I Pool 7% 6/15/2028	136	138
Ginnie Mae I Pool 7% 6/15/2028	118	120
Ginnie Mae I Pool 7% 6/15/2028	93	95
Ginnie Mae I Pool 7% 6/15/2028	27	27
Ginnie Mae I Pool 7% 6/15/2028	24	24
Ginnie Mae I Pool 7% 6/15/2028	16	17
Ginnie Mae I Pool 7% 6/15/2029	931	947
Ginnie Mae I Pool 7% 6/15/2029	420	428
Ginnie Mae I Pool 7% 6/15/2029	281	286
Ginnie Mae I Pool 7% 6/15/2029	261	266
Ginnie Mae I Pool 7% 6/15/2029	9	9
Ginnie Mae I Pool 7% 6/15/2031	6,674	6,836
Ginnie Mae I Pool 7% 6/15/2031	2,983	3,056
Ginnie Mae I Pool 7% 6/15/2031	1,130	1,158
Ginnie Mae I Pool 7% 6/15/2031	744	763
Ginnie Mae I Pool 7% 6/15/2031	64	65
Ginnie Mae I Pool 7% 6/15/2032	21,389	21,966
Ginnie Mae I Pool 7% 6/15/2032	13,567	13,944
Ginnie Mae I Pool 7% 6/15/2032	8,761	8,970
Ginnie Mae I Pool 7% 6/15/2032	6,495	6,672
Ginnie Mae I Pool 7% 6/15/2032	5,617	5,772
Ginnie Mae I Pool 7% 6/15/2032	3,443	3,541
Ginnie Mae I Pool 7% 6/15/2032	3,290	3,374
Ginnie Mae I Pool 7% 6/15/2032	2,414	2,468
Ginnie Mae I Pool 7% 6/15/2032	1,927	1,981
Ginnie Mae I Pool 7% 6/15/2032	1,382	1,417
Ginnie Mae I Pool 7% 6/15/2032	1,256	1,286
Ginnie Mae I Pool 7% 6/15/2032	1,145	1,168
Ginnie Mae I Pool 7% 6/15/2032	829	849
Ginnie Mae I Pool 7% 6/15/2032	728	747
Ginnie Mae I Pool 7% 6/15/2032	726	746
Ginnie Mae I Pool 7% 6/15/2032	414	425
Ginnie Mae I Pool 7% 6/15/2032	325	334
Ginnie Mae I Pool 7% 6/15/2032	28	29
Ginnie Mae I Pool 7% 7/15/2028	1,343	1,358
Ginnie Mae I Pool 7% 7/15/2028	1,298	1,311
Ginnie Mae I Pool 7% 7/15/2028	789	798
Ginnie Mae I Pool 7% 7/15/2028	665	673
Ginnie Mae I Pool 7% 7/15/2028	537	543
Ginnie Mae I Pool 7% 7/15/2028	272	275
Ginnie Mae I Pool 7% 7/15/2028	259	262
Ginnie Mae I Pool 7% 7/15/2028	205	207
Ginnie Mae I Pool 7% 7/15/2028	185	187
Ginnie Mae I Pool 7% 7/15/2028	179	180
Ginnie Mae I Pool 7% 7/15/2028	119	121
Ginnie Mae I Pool 7% 7/15/2028	119	120
Ginnie Mae I Pool 7% 7/15/2028	77	77
Ginnie Mae I Pool 7% 7/15/2028	66	66
Ginnie Mae I Pool 7% 7/15/2028	56	57
Ginnie Mae I Pool 7% 7/15/2028	35	35
Ginnie Mae I Pool 7% 7/15/2028	27	27
Ginnie Mae I Pool 7% 7/15/2029	1,122	1,141
Ginnie Mae I Pool 7% 7/15/2029	857	868
Ginnie Mae I Pool 7% 7/15/2029	565	574
Ginnie Mae I Pool 7% 7/15/2029	552	561
Ginnie Mae I Pool 7% 7/15/2029	80	81
Ginnie Mae I Pool 7% 7/15/2029	23	24
Ginnie Mae I Pool 7% 7/15/2030	832	846
Ginnie Mae I Pool 7% 7/15/2031	4,565	4,680
Ginnie Mae I Pool 7% 7/15/2031	4,538	4,648
Ginnie Mae I Pool 7% 7/15/2031	3,056	3,127
Ginnie Mae I Pool 7% 7/15/2031	1,216	1,241
Ginnie Mae I Pool 7% 7/15/2031	404	412
Ginnie Mae I Pool 7% 7/15/2031	175	179
Ginnie Mae I Pool 7% 7/15/2031	33	33
Ginnie Mae I Pool 7% 7/15/2031	11	11
Ginnie Mae I Pool 7% 7/15/2032	8,973	9,215
Ginnie Mae I Pool 7% 7/15/2032	3,437	3,506
Ginnie Mae I Pool 7% 7/15/2032	1,981	2,037
Ginnie Mae I Pool 7% 7/15/2032	1,827	1,867
Ginnie Mae I Pool 7% 7/15/2032	1,275	1,304
Ginnie Mae I Pool 7% 7/15/2032	1,233	1,264
Ginnie Mae I Pool 7% 7/15/2032	1,118	1,149
Ginnie Mae I Pool 7% 7/15/2032	177	182
Ginnie Mae I Pool 7% 7/15/2032	117	121
Ginnie Mae I Pool 7% 8/15/2028	326	330
Ginnie Mae I Pool 7% 8/15/2028	82	83
Ginnie Mae I Pool 7% 8/15/2029	201	204
Ginnie Mae I Pool 7% 8/15/2029	65	65
Ginnie Mae I Pool 7% 8/15/2029	29	29
Ginnie Mae I Pool 7% 8/15/2031	3,777	3,870
Ginnie Mae I Pool 7% 8/15/2031	2,407	2,468
Ginnie Mae I Pool 7% 8/15/2031	1,114	1,142
Ginnie Mae I Pool 7% 8/15/2031	698	715
Ginnie Mae I Pool 7% 8/15/2031	591	605
Ginnie Mae I Pool 7% 8/15/2031	165	169
Ginnie Mae I Pool 7% 8/15/2031	138	141
Ginnie Mae I Pool 7% 8/15/2031	67	68
Ginnie Mae I Pool 7% 8/15/2031	61	62
Ginnie Mae I Pool 7% 8/15/2032	3,116	3,192
Ginnie Mae I Pool 7% 8/15/2032	1,886	1,925
Ginnie Mae I Pool 7% 8/15/2032	1,232	1,267
Ginnie Mae I Pool 7% 8/15/2032	1,038	1,066
Ginnie Mae I Pool 7% 8/15/2032	776	798
Ginnie Mae I Pool 7% 8/15/2032	667	683
Ginnie Mae I Pool 7% 8/15/2032	577	592
Ginnie Mae I Pool 7% 8/15/2032	230	232
Ginnie Mae I Pool 7% 9/15/2027	57	57
Ginnie Mae I Pool 7% 9/15/2028	1,187	1,202
Ginnie Mae I Pool 7% 9/15/2028	1,180	1,196
Ginnie Mae I Pool 7% 9/15/2028	897	907
Ginnie Mae I Pool 7% 9/15/2028	556	563
Ginnie Mae I Pool 7% 9/15/2028	272	276
Ginnie Mae I Pool 7% 9/15/2028	177	179
Ginnie Mae I Pool 7% 9/15/2028	137	137
Ginnie Mae I Pool 7% 9/15/2028	127	128
Ginnie Mae I Pool 7% 9/15/2028	111	111
Ginnie Mae I Pool 7% 9/15/2028	109	110
Ginnie Mae I Pool 7% 9/15/2028	108	109
Ginnie Mae I Pool 7% 9/15/2028	58	58
Ginnie Mae I Pool 7% 9/15/2028	39	39
Ginnie Mae I Pool 7% 9/15/2029	99	100
Ginnie Mae I Pool 7% 9/15/2030	1,912	1,956
Ginnie Mae I Pool 7% 9/15/2031	6,445	6,599
Ginnie Mae I Pool 7% 9/15/2031	4,477	4,589
Ginnie Mae I Pool 7% 9/15/2031	3,719	3,813
Ginnie Mae I Pool 7% 9/15/2031	2,962	3,035
Ginnie Mae I Pool 7% 9/15/2031	2,429	2,490
Ginnie Mae I Pool 7% 9/15/2031	1,574	1,613
Ginnie Mae I Pool 7% 9/15/2031	1,090	1,115
Ginnie Mae I Pool 7% 9/15/2031	405	413
Ginnie Mae I Pool 7% 9/15/2031	324	332
Ginnie Mae I Pool 7% 9/15/2031	105	108
Ginnie Mae I Pool 7% 9/15/2031	32	33
Ginnie Mae I Pool 7.5% 1/15/2027	8	9
Ginnie Mae I Pool 7.5% 1/15/2031	625	645
Ginnie Mae I Pool 7.5% 1/15/2031	197	204
Ginnie Mae I Pool 7.5% 10/15/2027	1,306	1,322
Ginnie Mae I Pool 7.5% 10/15/2027	1,165	1,170
Ginnie Mae I Pool 7.5% 10/15/2027	1,035	1,049
Ginnie Mae I Pool 7.5% 10/15/2027	976	987
Ginnie Mae I Pool 7.5% 10/15/2027	314	317
Ginnie Mae I Pool 7.5% 10/15/2027	198	200
Ginnie Mae I Pool 7.5% 10/15/2027	139	141
Ginnie Mae I Pool 7.5% 10/15/2027	123	125
Ginnie Mae I Pool 7.5% 10/15/2027	73	73
Ginnie Mae I Pool 7.5% 10/15/2027	72	72
Ginnie Mae I Pool 7.5% 10/15/2027	67	67
Ginnie Mae I Pool 7.5% 10/15/2028	252	256
Ginnie Mae I Pool 7.5% 11/15/2027	107	109
Ginnie Mae I Pool 7.5% 11/15/2027	74	75
Ginnie Mae I Pool 7.5% 11/15/2027	59	60
Ginnie Mae I Pool 7.5% 11/15/2029	187	192
Ginnie Mae I Pool 7.5% 12/15/2026	1	1
Ginnie Mae I Pool 7.5% 12/15/2027	718	728
Ginnie Mae I Pool 7.5% 12/15/2027	458	462
Ginnie Mae I Pool 7.5% 12/15/2027	448	455
Ginnie Mae I Pool 7.5% 12/15/2027	107	108
Ginnie Mae I Pool 7.5% 12/15/2027	48	49
Ginnie Mae I Pool 7.5% 12/15/2027	11	11
Ginnie Mae I Pool 7.5% 12/15/2028	68	69
Ginnie Mae I Pool 7.5% 2/15/2027	114	114
Ginnie Mae I Pool 7.5% 2/15/2027	56	56
Ginnie Mae I Pool 7.5% 3/15/2027	41	41
Ginnie Mae I Pool 7.5% 3/15/2028	516	524
Ginnie Mae I Pool 7.5% 3/15/2031	2,253	2,338
Ginnie Mae I Pool 7.5% 4/15/2027	283	284
Ginnie Mae I Pool 7.5% 4/15/2027	152	152
Ginnie Mae I Pool 7.5% 4/15/2027	111	112
Ginnie Mae I Pool 7.5% 4/15/2027	110	111
Ginnie Mae I Pool 7.5% 4/15/2027	87	87
Ginnie Mae I Pool 7.5% 4/15/2027	31	31
Ginnie Mae I Pool 7.5% 4/15/2027	6	6
Ginnie Mae I Pool 7.5% 4/15/2027	4	4
Ginnie Mae I Pool 7.5% 4/15/2028	61	62
Ginnie Mae I Pool 7.5% 5/15/2027	165	166
Ginnie Mae I Pool 7.5% 5/15/2027	53	54
Ginnie Mae I Pool 7.5% 5/15/2027	9	9
Ginnie Mae I Pool 7.5% 6/15/2027	822	827
Ginnie Mae I Pool 7.5% 6/15/2027	101	101
Ginnie Mae I Pool 7.5% 6/15/2027	66	67
Ginnie Mae I Pool 7.5% 6/15/2027	31	32
Ginnie Mae I Pool 7.5% 6/15/2027	18	18
Ginnie Mae I Pool 7.5% 6/15/2027	4	4
Ginnie Mae I Pool 7.5% 7/15/2027	1,344	1,357
Ginnie Mae I Pool 7.5% 7/15/2027	561	565
Ginnie Mae I Pool 7.5% 7/15/2027	500	506
Ginnie Mae I Pool 7.5% 7/15/2027	358	358
Ginnie Mae I Pool 7.5% 7/15/2027	284	286
Ginnie Mae I Pool 7.5% 7/15/2027	130	130
Ginnie Mae I Pool 7.5% 7/15/2027	89	90
Ginnie Mae I Pool 7.5% 7/15/2027	44	44
Ginnie Mae I Pool 7.5% 7/15/2027	42	42
Ginnie Mae I Pool 7.5% 7/15/2028	3,107	3,165
Ginnie Mae I Pool 7.5% 7/15/2029	1,241	1,276
Ginnie Mae I Pool 7.5% 7/15/2029	532	543
Ginnie Mae I Pool 7.5% 8/15/2027	771	779
Ginnie Mae I Pool 7.5% 8/15/2027	264	266
Ginnie Mae I Pool 7.5% 8/15/2027	88	89
Ginnie Mae I Pool 7.5% 8/15/2027	74	74
Ginnie Mae I Pool 7.5% 8/15/2027	72	73
Ginnie Mae I Pool 7.5% 8/15/2027	47	47
Ginnie Mae I Pool 7.5% 8/15/2027	16	16
Ginnie Mae I Pool 7.5% 8/15/2028	1,620	1,653
Ginnie Mae I Pool 7.5% 8/15/2028	703	718
Ginnie Mae I Pool 7.5% 8/15/2028	243	247
Ginnie Mae I Pool 7.5% 8/15/2029	143	147
Ginnie Mae I Pool 7.5% 9/15/2027	1,677	1,697
Ginnie Mae I Pool 7.5% 9/15/2027	134	135
Ginnie Mae I Pool 7.5% 9/15/2027	82	83
Ginnie Mae I Pool 7.5% 9/15/2027	3	3
Ginnie Mae I Pool 7.5% 9/15/2028	1,904	1,942
Ginnie Mae I Pool 7.5% 9/15/2031	4,875	5,029
Ginnie Mae I Pool 8% 1/15/2028	971	984
Ginnie Mae I Pool 8% 10/15/2029	354	362
Ginnie Mae I Pool 8% 11/15/2027	193	195
Ginnie Mae I Pool 8% 12/15/2027	1,019	1,030
Ginnie Mae I Pool 8% 12/15/2027	336	339
Ginnie Mae I Pool 8% 12/15/2027	228	229
Ginnie Mae I Pool 8% 12/15/2027	88	88
Ginnie Mae I Pool 8% 7/15/2027	293	295
Ginnie Mae I Pool 8% 8/15/2027	73	73
Ginnie Mae I Pool 8% 8/15/2027	73	73
Ginnie Mae I Pool 8% 9/15/2029	143	146
Ginnie Mae I Pool 8.5% 1/15/2031	6,073	6,275
Ginnie Mae I Pool 8.5% 10/15/2028	110	111
Ginnie Mae I Pool 8.5% 11/15/2027	91	92
Ginnie Mae I Pool 8.5% 11/15/2027	58	59
Ginnie Mae I Pool 8.5% 12/15/2029	297	304
Ginnie Mae I Pool 8.5% 7/15/2030	454	467
Ginnie Mae I Pool 8.5% 8/15/2029	313	320
Ginnie Mae II Pool 2% 6/1/2056 (f)	213,525,000	175,234,544
Ginnie Mae II Pool 2.5% 2/20/2052	194,290	166,417
Ginnie Mae II Pool 2.5% 6/1/2056 (f)	240,850,000	206,134,652
Ginnie Mae II Pool 2.5% 8/20/2050	7,153,391	6,130,508
Ginnie Mae II Pool 3% 1/20/2032	2,452,114	2,381,829
Ginnie Mae II Pool 3% 1/20/2043	3,527,947	3,222,910
Ginnie Mae II Pool 3% 10/20/2031	811,589	789,261
Ginnie Mae II Pool 3% 10/20/2043	45,931	41,836
Ginnie Mae II Pool 3% 11/20/2031	870,737	846,109
Ginnie Mae II Pool 3% 12/20/2031	1,319,598	1,282,789
Ginnie Mae II Pool 3% 12/20/2042	49,875	45,562
Ginnie Mae II Pool 3% 12/20/2046	17,780,601	16,060,326
Ginnie Mae II Pool 3% 12/20/2054	509,978	454,622
Ginnie Mae II Pool 3% 2/20/2031	100,441	98,018
Ginnie Mae II Pool 3% 2/20/2050	5,174	4,617
Ginnie Mae II Pool 3% 3/20/2031	203,567	198,554
Ginnie Mae II Pool 3% 3/20/2050	6,652,463	5,936,075
Ginnie Mae II Pool 3% 3/20/2052	66,158,153	58,909,694
Ginnie Mae II Pool 3% 4/20/2031	763,127	743,947
Ginnie Mae II Pool 3% 5/20/2031	1,670,326	1,627,642
Ginnie Mae II Pool 3% 5/20/2051	8,887,626	7,916,652
Ginnie Mae II Pool 3% 6/20/2050	72,921	65,068
Ginnie Mae II Pool 3% 6/20/2051	2,354,777	2,096,414
Ginnie Mae II Pool 3% 7/20/2031	21,699	21,128
Ginnie Mae II Pool 3% 7/20/2051	2,979,497	2,653,986
Ginnie Mae II Pool 3% 8/20/2031	256,176	249,327
Ginnie Mae II Pool 3% 8/20/2042	6,912	6,321
Ginnie Mae II Pool 3% 8/20/2051	3,541,116	3,154,248
Ginnie Mae II Pool 3% 9/20/2031	102,539	99,758
Ginnie Mae II Pool 3% 9/20/2051	41,760	37,198
Ginnie Mae II Pool 3.5% 1/20/2042	4,395	4,138
Ginnie Mae II Pool 3.5% 1/20/2044	7,013	6,557
Ginnie Mae II Pool 3.5% 10/20/2040	1,840	1,737
Ginnie Mae II Pool 3.5% 10/20/2041	3,072	2,893
Ginnie Mae II Pool 3.5% 11/20/2041	287,480	270,754
Ginnie Mae II Pool 3.5% 11/20/2043	2,783	2,604
Ginnie Mae II Pool 3.5% 12/20/2041	5,941,232	5,595,615
Ginnie Mae II Pool 3.5% 2/20/2043	91,597	85,897
Ginnie Mae II Pool 3.5% 3/20/2043	90,951	85,272
Ginnie Mae II Pool 3.5% 4/20/2043	116,133	108,856
Ginnie Mae II Pool 3.5% 4/20/2046	176,472	162,704
Ginnie Mae II Pool 3.5% 5/20/2043	5,287,238	4,933,974
Ginnie Mae II Pool 3.5% 5/20/2046	243,047	224,091
Ginnie Mae II Pool 3.5% 5/20/2046	59,197	54,580
Ginnie Mae II Pool 3.5% 8/20/2043	3,178	2,976
Ginnie Mae II Pool 3.5% 9/20/2043	688,483	644,338
Ginnie Mae II Pool 4% 1/20/2041	799,701	769,402
Ginnie Mae II Pool 4% 1/20/2042	420,867	404,156
Ginnie Mae II Pool 4% 1/20/2046	85,431	81,337
Ginnie Mae II Pool 4% 10/20/2040	455,970	438,815
Ginnie Mae II Pool 4% 10/20/2041	4,562,010	4,382,778
Ginnie Mae II Pool 4% 11/20/2040	5,237,205	5,038,633
Ginnie Mae II Pool 4% 11/20/2041	17,963	17,255
Ginnie Mae II Pool 4% 2/20/2041	116,074	111,657
Ginnie Mae II Pool 4% 3/20/2041	483,280	464,877
Ginnie Mae II Pool 4% 3/20/2047	358,423	341,292
Ginnie Mae II Pool 4% 4/20/2042	109,707	105,296
Ginnie Mae II Pool 4% 4/20/2043	2,396	2,299
Ginnie Mae II Pool 4% 4/20/2047	23,722,942	22,589,104
Ginnie Mae II Pool 4% 5/20/2046	1,676,013	1,595,193
Ginnie Mae II Pool 4% 6/20/2042	7,138	6,848
Ginnie Mae II Pool 4% 7/20/2033	1,341	1,312
Ginnie Mae II Pool 4% 8/20/2041	54,499	52,363
Ginnie Mae II Pool 4% 8/20/2043	366,254	350,574
Ginnie Mae II Pool 4% 8/20/2048	4,184,960	3,967,939
Ginnie Mae II Pool 4% 9/20/2040	2,353,117	2,264,481
Ginnie Mae II Pool 4.5% 1/20/2041	515,022	507,929
Ginnie Mae II Pool 4.5% 10/20/2035	4,924	4,877
Ginnie Mae II Pool 4.5% 10/20/2039	5,836	5,666
Ginnie Mae II Pool 4.5% 10/20/2040	109,758	108,274
Ginnie Mae II Pool 4.5% 10/20/2040	82,156	79,733
Ginnie Mae II Pool 4.5% 11/20/2040	147,342	145,332
Ginnie Mae II Pool 4.5% 11/20/2040	34,572	33,509
Ginnie Mae II Pool 4.5% 12/20/2039	32,477	31,541
Ginnie Mae II Pool 4.5% 12/20/2040	16,506	16,000
Ginnie Mae II Pool 4.5% 2/20/2041	1,889,012	1,862,997
Ginnie Mae II Pool 4.5% 2/20/2041	1,415	1,372
Ginnie Mae II Pool 4.5% 3/20/2036	38,754	38,387
Ginnie Mae II Pool 4.5% 3/20/2041	124,641	122,924
Ginnie Mae II Pool 4.5% 4/20/2035	1,908	1,890
Ginnie Mae II Pool 4.5% 4/20/2040	15,456	14,993
Ginnie Mae II Pool 4.5% 4/20/2041	841,906	830,252
Ginnie Mae II Pool 4.5% 5/20/2040	131,223	129,489
Ginnie Mae II Pool 4.5% 5/20/2041	2,663,465	2,626,422
Ginnie Mae II Pool 4.5% 5/20/2042	2,682	2,644
Ginnie Mae II Pool 4.5% 6/20/2033	17,327	17,204
Ginnie Mae II Pool 4.5% 6/20/2039	6,410	6,228
Ginnie Mae II Pool 4.5% 6/20/2040	14,955	14,525
Ginnie Mae II Pool 4.5% 6/20/2041	2,532,140	2,496,601
Ginnie Mae II Pool 4.5% 7/20/2039	1,183	1,171
Ginnie Mae II Pool 4.5% 7/20/2040	212,436	209,587
Ginnie Mae II Pool 4.5% 7/20/2040	1,314	1,275
Ginnie Mae II Pool 4.5% 8/20/2040	24,454	24,127
Ginnie Mae II Pool 4.5% 9/20/2040	1,165,941	1,150,176
Ginnie Mae II Pool 5% 12/20/2054	9,156,947	9,066,937
Ginnie Mae II Pool 5% 6/1/2056 (f)	224,750,000	221,998,566
Ginnie Mae II Pool 5% 7/1/2056 (f)	80,925,000	79,833,144
Ginnie Mae II Pool 5% 9/20/2033	770,640	775,534
Ginnie Mae II Pool 5.5% 6/1/2056 (f)	443,325,000	446,080,133
Ginnie Mae II Pool 5.5% 7/1/2056 (f)	296,000,000	297,342,360
Ginnie Mae II Pool 6% 11/20/2031	20,620	21,050
Ginnie Mae II Pool 6% 12/20/2054	6,866,159	7,036,862
Ginnie Mae II Pool 6% 5/20/2032	97,245	99,443
Ginnie Mae II Pool 6% 6/1/2056 (f)	154,125,000	157,011,222
Ginnie Mae II Pool 6% 7/1/2056 (f)	101,450,000	103,294,320
Ginnie Mae II Pool 6.5% 1/20/2032	902	939
Ginnie Mae II Pool 6.5% 11/20/2031	3,804	3,961
Ginnie Mae II Pool 6.5% 3/20/2031	4,470	4,654
Ginnie Mae II Pool 6.5% 4/20/2031	551	574
Ginnie Mae II Pool 6.5% 6/20/2031	537	559
Ginnie Mae II Pool 6.5% 7/20/2031	652	678
Ginnie Mae II Pool 6.5% 8/20/2031	650	677
Ginnie Mae II Pool 7% 2/20/2032	27,808	28,761
Ginnie Mae II Pool 7% 3/20/2032	14,414	14,908
Uniform Mortgage Backed Securities 2% 6/1/2056 (f)	409,500,000	327,647,993
Uniform Mortgage Backed Securities 2% 7/1/2056 (f)	293,700,000	234,914,124
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (f)	29,600,000	24,788,843
Uniform Mortgage Backed Securities 3% 6/1/2056 (f)	68,875,000	60,179,531
Uniform Mortgage Backed Securities 3% 7/1/2056 (f)	14,575,000	12,726,365
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (f)	69,300,000	63,025,100
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (f)	79,750,000	76,584,922
Uniform Mortgage Backed Securities 5% 6/1/2041 (f)	51,275,000	51,539,384
Uniform Mortgage Backed Securities 5% 6/1/2056 (f)	367,775,000	361,971,070
Uniform Mortgage Backed Securities 5% 7/1/2041 (f)	20,675,000	20,754,952
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (f)	51,175,000	51,422,881
Uniform Mortgage Backed Securities 6% 6/1/2056 (f)	214,975,000	219,509,640
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (f)	24,900,000	25,872,656
TOTAL UNITED STATES		6,952,943,027
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,142,624,970)		6,952,943,027

U.S. Treasury Obligations - 50.3%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	440,986,000	239,889,496
US Treasury Bonds 2% 8/15/2051	1.96 to 2.13	320,950,000	180,923,026
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.47	196,840,000	117,373,539
US Treasury Bonds 3% 2/15/2047	1.16 to 1.19	442,997,000	327,540,907
US Treasury Bonds 3.625% 2/15/2053	4.01 to 4.02	174,000,000	137,996,954
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.29	150,000,000	118,851,563
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	811,778,000	703,932,026
US Treasury Bonds 4.25% 2/15/2054	4.31 to 4.68	449,203,000	397,772,765
US Treasury Bonds 4.25% 8/15/2054	3.96	48,104,000	42,607,741
US Treasury Bonds 4.5% 11/15/2054	4.39 to 4.82	235,200,000	217,247,626
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.99	222,787,000	212,900,827
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.89	265,920,000	251,045,100
US Treasury Bonds 4.625% 2/15/2046	4.87	141,354,000	134,993,070
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.98	520,549,000	501,028,413
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.73	194,000,000	186,793,203
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	162,388,000	160,351,807
US Treasury Bonds 5% 5/15/2056	4.97 to 5.12	206,700,000	207,313,641
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	16,733,055	15,572,212
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	7,916,853	7,371,209
US Treasury Notes 2.75% 8/15/2032	2.79	128,773,000	118,365,526
US Treasury Notes 2.875% 5/15/2032	2.97 to 3.02	580,926,000	540,034,259
US Treasury Notes 3.375% 5/15/2033	3.73 to 3.83	1,000,000	945,430
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.60	85,403,000	84,208,692
US Treasury Notes 3.5% 2/15/2033	3.56 to 3.57	597,900,000	571,157,990
US Treasury Notes 3.5% 2/28/2031	3.95	17,240,000	16,775,328
US Treasury Notes 3.5% 3/15/2029	3.80 to 3.87	195,580,000	192,783,816
US Treasury Notes 3.625% 12/31/2030	3.74 to 3.75	429,600,000	420,571,690
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	289,200,000	283,641,938
US Treasury Notes 3.625% 9/30/2030	3.58	150,000,000	147,070,313
US Treasury Notes 3.75% 10/31/2032	3.87 to 3.89	400,000,000	388,781,248
US Treasury Notes 3.75% 2/28/2033	3.92	450,000	436,377
US Treasury Notes 3.75% 8/31/2031	3.54	95,000,000	93,133,398
US Treasury Notes 3.875% 11/30/2029	3.72 to 3.76	375,000,000	372,421,875
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.01	351,900,000	344,133,458
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.91	73,390,000	73,040,251
US Treasury Notes 3.875% 6/30/2030	3.79	74,000,000	73,343,828
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	692,088,000	674,001,796
US Treasury Notes 3.875% 8/15/2034	3.64 to 3.85	198,000,000	191,468,831
US Treasury Notes 3.875% 8/31/2032	3.98 to 4.00	165,000,000	161,706,445
US Treasury Notes 3.875% 9/30/2032	3.93 to 3.94	312,000,000	305,650,313
US Treasury Notes 4% 1/31/2033	3.99 to 4.00	214,600,000	211,280,406
US Treasury Notes 4% 10/31/2029	4.13	106,408,500	106,130,009
US Treasury Notes 4% 11/15/2035	4.16 to 4.29	719,900,000	696,278,281
US Treasury Notes 4% 2/15/2034	4.19 to 4.30	480,000,000	469,668,749
US Treasury Notes 4% 2/28/2030	3.58	12,900,000	12,856,664
US Treasury Notes 4% 4/30/2032	4.16	212,000,000	209,648,125
US Treasury Notes 4% 5/31/2030	4.04	157,000,000	156,386,719
US Treasury Notes 4% 6/30/2032	3.99	201,000,000	198,581,719
US Treasury Notes 4% 7/31/2030 (g)	4.05 to 4.06	500,000,000	497,753,905
US Treasury Notes 4% 7/31/2032	4.11	44,600,000	44,037,273
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.14	91,000,000	90,754,727
US Treasury Notes 4.125% 11/15/2032	3.50 to 3.53	515,112,000	511,469,998
US Treasury Notes 4.125% 11/30/2029	4.08	468,000,000	468,585,000
US Treasury Notes 4.125% 2/15/2036	4.22 to 4.61	693,845,800	676,824,895
US Treasury Notes 4.125% 4/30/2033	4.41	20,040,000	19,852,125
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	116,255,000	115,676,666
US Treasury Notes 4.125% 7/31/2031	3.85	175,000,000	174,733,825
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.37	215,000,000	216,108,594
US Treasury Notes 4.25% 11/15/2034	4.30 to 4.33	557,000,000	552,148,006
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	380,000,000	381,781,250
US Treasury Notes 4.25% 5/31/2033	4.27	465,000,000	463,764,844
US Treasury Notes 4.25% 8/15/2035	4.13 to 4.29	731,100,000	722,104,041
US Treasury Notes 4.375% 1/31/2032	4.44	602,000,000	607,338,048
US Treasury Notes 4.375% 11/30/2030	4.28 to 4.34	580,000,000	585,754,690
US Treasury Notes 4.375% 5/15/2036	4.43	234,000,000	232,793,438
US Treasury Notes 4.5% 11/15/2033	3.88 to 3.95	450,000,000	455,308,596
US Treasury Notes 4.625% 4/30/2031	4.70 to 4.71	276,000,000	281,778,750
US Treasury Notes 4.875% 10/31/2030	4.07 to 4.83	558,000,000	574,609,216
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,003,304,505)			18,949,186,486

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $542,792,867)	3.67	542,691,226	542,799,765

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	21,270,000	508,795
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	20,070,000	1,221,883
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	20,660,000	1,235,308
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	41,450,000	462,709
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	23,430,000	471,330
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	124,690,000	901,322
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	28,660,000	706,512
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	56,570,000	3,408,417
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	20,520,000	1,234,096
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.962% and receive annually a floating rate based on US SOFR Index, expiring May 2029	5/2028	258,150,000	1,206,704

TOTAL PURCHASED SWAPTIONS (Cost $11,696,323)			11,357,076

TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $42,242,757,542)	40,688,496,761
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(2,997,949,827)
NET ASSETS - 100.0%	37,690,546,934

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 6/1/2056	(13,000,000)	(12,091,523)
Ginnie Mae II Pool 5% 6/1/2056	(80,925,000)	(79,934,300)
Ginnie Mae II Pool 5.5% 6/1/2056	(296,000,000)	(297,839,551)
Ginnie Mae II Pool 6% 6/1/2056	(102,550,000)	(104,470,403)
Uniform Mortgage Backed Securities 2% 6/1/2056	(392,200,000)	(313,805,966)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(29,600,000)	(24,788,843)
Uniform Mortgage Backed Securities 3% 6/1/2056	(75,300,000)	(65,793,375)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(69,300,000)	(63,025,100)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(86,725,000)	(83,283,102)
Uniform Mortgage Backed Securities 5% 6/1/2041	(20,675,000)	(20,781,603)
Uniform Mortgage Backed Securities 5% 6/1/2056	(189,500,000)	(186,509,463)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(41,200,000)	(41,399,565)
Uniform Mortgage Backed Securities 6% 6/1/2056	(104,325,000)	(106,525,611)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(24,900,000)	(25,872,656)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,426,121,061)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,417,400,885)		(1,426,121,061)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	16,950,000	(1,032,371)
Option on an interest rate swap with Citibank NA to receive anually a fixed rate of 3.99% and pay annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	26,100,000	(970,679)

TOTAL PUT SWAPTIONS			(2,003,050)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	16,950,000	(933,381)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	19,200,000	(1,073,114)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	67,000,000	(3,961,908)
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.99% and receive annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	51,200,000	(1,448,453)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	9,300,000	(465,409)

TOTAL CALL SWAPTIONS			(7,882,265)
TOTAL WRITTEN SWAPTIONS (Cost $(10,612,565))			(9,885,315)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	6,492	9/2026	713,409,938	4,907,790
CBOT 2Y US Treasury Notes Contracts (United States)	2,861	9/2026	591,154,125	684,104
CBOT 5Y US Treasury Notes Contracts (United States)	5,415	9/2026	580,885,664	2,317,444
CBOT US Treasury Ultra Bond Contracts (United States)	1,167	9/2026	133,694,438	2,252,379
TOTAL LONG				10,161,717
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(684)	9/2026	(75,165,188)	(281,208)
TOTAL FUTURES CONTRACTS				9,880,509

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	250,000	45,822	(57,093)	(11,271)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	120,000	21,995	(29,234)	(7,239)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	40,000	7,332	(11,521)	(4,189)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	21,995	(28,368)	(6,373)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	150,000	27,493	(40,784)	(13,291)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	190,000	34,825	(40,350)	(5,525)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	36,658	(42,786)	(6,128)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	630,000	115,471	(164,790)	(49,319)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	600,000	90,878	(86,944)	3,934
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	2,900,000	439,244	(187,675)	251,569
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	106,025	(48,499)	57,526
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	2,800,000	424,098	(177,689)	246,409
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	1,150,000	78,525	(81,630)	(3,105)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	450,000	30,727	(35,596)	(4,869)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	54,626	(73,251)	(18,625)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	4,200,000	334,170	(155,962)	178,208
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	79,564	(37,636)	41,928
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	3,100,000	246,650	(217,751)	28,899
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	87,521	(96,944)	(9,423)
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	500,000	39,782	(24,090)	15,692
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	2,000,000	159,129	(76,402)	82,727
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	5,600,000	445,561	(198,008)	247,553
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,500,000	119,347	(108,736)	10,611
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,890,000	(20,973)	(29,757)	(50,730)

TOTAL BUY PROTECTION							3,026,465	(2,051,496)	974,969
Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(11,645)	22,913	11,268
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	20,973	64,580	85,553
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	(27,769)	48,245	20,476
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,500,000	(31,352)	39,297	7,945
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly	1,000,000	(221,580)	213,097	(8,483)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	1,200,000	(284,770)	280,141	(4,629)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,625,000	(14,556)	38,614	24,058
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	8,500,000	(76,140)	129,755	53,615
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,800,000	(34,039)	49,498	15,459
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	7,200,000	(64,495)	90,121	25,626
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,600,000	(14,332)	26,730	12,398
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	5,600,000	(50,163)	83,669	33,506
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	11,500,000	(103,014)	105,775	2,761

TOTAL SELL PROTECTION							(912,882)	1,192,435	279,553
TOTAL CREDIT DEFAULT SWAPS							2,113,583	(859,061)	1,254,522

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	976,929,000	8,505,252	0	8,505,252
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	22,360,000	(324,491)	0	(324,491)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2041	5,120,000	(38,415)	0	(38,415)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	33,200,000	159,305	0	159,305
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2030	29,779,000	481,018	0	481,018
TOTAL INTEREST RATE SWAPS							8,782,669	0	8,782,669

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $380,475.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,083,207.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,773,549.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $15,575,456.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,919,694,625 or 15.7% of net assets.

(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Level 3 security.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)	Principal Only Strips represent the right to receive the monthly principal payments.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	952,175,343	8,562,900,904	8,972,316,140	26,856,785	38,974	684	542,799,765	542,691,226	0.8%
Fidelity Securities Lending Cash Central Fund	-	5,955,990,823	5,955,982,374	215,625	(8,449)	-	-	-	0.0%
Total	952,175,343	14,518,891,727	14,928,298,514	27,072,410	30,525	684	542,799,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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